Filed Pursuant to Rule 485(b)

     As filed with the Securities and Exchange Commission on April 28, 1998

                       Registration No. 33-19229; 811-5430
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (  X  )
                                                         -----
               Pre-Effective Amendment No.              (     )
                                            ------       -----
               Post-Effective Amendment No.   45        (  X  )
                                            ------       -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (X)
               Amendment No.  47                        (  X  )
                             ----                        -----

                        (Check appropriate box or boxes)

                                   SSgA FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                  909 A Street
                            Tacoma, Washington 98402
                    (Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (253) 627-7001

Name and Address of                                Copies to:
-------------------                                ---------
Agent for Service:
-----------------
Karl J. Ege                                        Philip H. Newman, Esq.
Secretary and General Counsel                      Goodwin, Procter & Hoar
Frank Russell Investment Management Company        Exchange Place
909 A Street                                       Boston, Massachusetts  02109
Tacoma, Washington  98402

            Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective under Rule 485:
        ( X ) immediately upon filing pursuant to paragraph (b)
        (   ) on (date) pursuant to paragraph (b)
        (   ) 60 days after filing pursuant to paragraph (a)
        (   ) on (date) pursuant to paragraph (a)(1)
        (   ) 75 days after filing pursuant to paragraph (a)(2)
        (   ) on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:
        (   ) This post-effective amendment designates a new effective date for
         ---     a previously filed post-effective amendment.

                                   SSgA FUNDS

                         Form N-1A Cross Reference Sheet


                     PART A ITEM NUMBER AND CAPTION                             PROSPECTUS CAPTION

1.          Cover Page                                        Cover Page

2.          Synopsis                                          Table of Contents; and Fund Operating Expenses

3.          Condensed Financial Information                   Fund Operating Expenses

4.          General Description of Registrant
            (a)(i)                                            Summary (Classes B and C only); SSgA Funds;
                                                              Highlights (Life Solutions Funds only); Additional
                                                              Information--Organization, Capitalization and Voting

            (a)(ii), (b)                                      Summary (Classes B and C only); Investment Objectives
                                                              and Policies; Investment Restrictions and Policies;
                                                              and Portfolio Maturity; Investment Objectives and
                                                              Asset Allocation of the SSgA Life Solutions Funds
                                                              (Life Solutions Funds only)

            (c)                                               Investment Restrictions and Policies; Life Solutions
                                                              Funds:  Special Risk Considerations (Life Solutions
                                                              Funds only)

5.          Management of the Fund                            Summary (Classes B and C only); General Management;
                                                              Fund Operating Expenses; and Portfolio Maturity

6.          Capital Stock and Other Securities
            (a)                                               Additional Information--Organization, Capitalization
                                                              and Voting

            (b)                                               General Management

            (c)                                               Not Applicable

            (d)                                               Summary (Classes B and C only); Additional Information--
                                                              Organization, Capitalization and Voting

            (e)                                               Additional Information--Reports to Shareholders and
                                                              Shareholder Inquiries

            (f)                                               Dividends and Distributions

            (g)                                               Taxes

7.          Purchase of Securities Being Offered
            (a)                                               Summary (Classes B and C only); General
                                                              Management--Distribution Services and Shareholder
                                                              Servicing Arrangements

            (b)                                               Valuation of Fund Shares; Purchase of Fund Shares

            (c)                                               Not Applicable

            (d)                                               Manner of Offering; Purchase of Fund Shares

            (e), (f)                                          General management--Distribution Services and
                                                              Shareholder Servicing Arrangements

8.          Redemption or Purchase
            (a)                                               Summary (Classes B and C only); Redemption of Fund
                                                              Shares

            (b)                                               Not Applicable

            (c)                                               Manner of Offering; Redemption of Fund Shares

            (d)                                               Redemption of Fund Shares

9.          Pending Legal Proceedings                         Not Applicable


                     PART B ITEM NUMBER AND CAPTION                STATEMENT OF ADDITIONAL INFORMATION CAPTION

10.         Cover Page                                        Cover Page

11.         Table of Contents                                 Table of Contents

12.         General Information and History                   Not Applicable

13.         Investment Objectives and Policies
            (a), (b), (c)                                     Investments

            (d)                                               (Prospectus)--Portfolio Maturity

14.         Management of the Fund
            (a), (b)                                          Structure and Governance--Trustees and Officers

            (c)                                               Not Applicable

15.         Control Persons and Principal Holders of
            Securities
            (a), (b)                                          Structure and Governance--Controlling Shareholders;
                                                              Additional Information--Organization Capitalization
                                                              and Voting (Prospectus)

            (c)                                               Structure and Governance--Controlling Shareholders

16.         Investment Advisory and Other Services
            (a), (b)                                          Operation of Investment Company--Advisor; General
                                                              Management--Advisory Agreement (Prospectus)

            (c)                                               Not Applicable

            (d)                                               Operation of Investment Company--Administrator


            (e)                                               Not Applicable

            (f)                                               Operation of Investment Company--Distribution Plan

            (g)                                               Not Applicable

            (h), (i)                                          Operation of Investment Company--Custodian and
                                                              Transfer Agent; Additional Information--Custodian,
                                                              Transfer Agent and Accountants (Prospectus)
17.         Brokerage Allocation and Other Policies
            (a), (b), (c)                                     Operation of Investment Company--Brokerage Practices

            (d)                                               Not Applicable

            (e)                                               Operation of Investment Company--Brokerage Practices

18.         Capital Stock and Other Securities
            (a)                                               Structure and Governance--Organization and Business
                                                              History

            (b)                                               Not Applicable

19.         Purchase, Redemption and Pricing of Securities
            Being Offered
            (a), (b), (c)                                     Operation of Investment Company--Valuation of Fund
                                                              Shares; (Prospectus)--Valuation of Fund Shares;
                                                              Redemption of Fund Shares; Purchase of Fund Shares

20.         Tax Status                                        Taxes

21.         Underwriters
            (a)                                               Operation of Investment Company--Distribution Plan

            (b), (c)                                          Not Applicable

22.         Calculation of Performance Data                   Operation of Investment Company--Yield and Total
                                                              Return Quotations

23.         Financial Statements                              Financial Statements


Part C

        Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                                   SSgA FUNDS

                       Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

         Cover Sheet

         Form N-1A Cross Reference Sheet

         Part A - Prospectus

         Part B - Statement of Additional Information

         Part C - Other Information

         Signature Page

         Exhibits

                                                   Filed pursuant to Rule 485(b)
                                                    File Nos. 33-19229; 811-5430


                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                             SPECIAL SMALL CAP FUND


      SSgA Funds is a registered, open-end management investment company with multiple portfolios, each of which is commonly referred to as a mutual fund. This Prospectus describes and offers shares of beneficial interest in one such mutual fund, the SSgA Special Small Cap Fund (the "Special Small Cap Fund" or the "Fund") The Fund seeks to maximize total return through investment in mid-and small capitalization US equity securities. Under normal market conditions, at least 65% of total assets will be invested in securities of smaller and mid-sized capitalized issuers included in the Russell Special Small Company(R) Index. The Fund's shares are offered without sales commissions. However, the Fund pays certain distribution expenses under its Rule 12b-1 plan.


      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR BY ANY STATE SECURITIES COMMISSION NOR HAS ANY SUCH COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, STATE STREET BANK AND TRUST COMPANY, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND INVOLVE RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


      This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Please read and retain this document for future reference. Additional information about the SSgA Funds has been filed with the Securities and Exchange Commission ("SEC") in Statements of Additional Information ("SAI") dated April 28, 1998. The SAI is incorporated herein by reference and is available without charge from Distributor at its address noted below or by calling (800) 647-7327. The SEC also maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the SSgA Funds. You may also access the SSgA Funds' website at www.ssgafunds.com.


Investment Advisor, Custodian
     and Transfer Agent:                    Distributor:                       Administrator:
 State Street Bank and Trust                                              Frank Russell Investment
           Company                 Russell Fund Distributors, Inc.           Management Company
     225 Franklin Street               One International Place                  909 A Street
 Boston, Massachusetts 02110         Boston, Massachusetts 02110          Tacoma, Washington 98402



                         PROSPECTUS DATED APRIL 28, 1998

                                TABLE OF CONTENTS


                                                                     Page
                                                                     ----

Fund Operating Expenses...............................................3

SSgA Funds............................................................4

Manner of Offering....................................................4

Investment Objectives, Policies and Restrictions......................4

Portfolio Turnover....................................................8

Dividends and Distributions...........................................8

Taxes.................................................................9

Valuation of Fund Shares..............................................10

Purchase of Fund Shares...............................................10

Redemption of Fund Shares.............................................12

General Management....................................................14

Fund Expenses.........................................................17

Performance Calculations..............................................17

Additional Information................................................17

                 FUND OPERATING EXPENSES AFTER FEE REIMBURSEMENT
                           SSgA SPECIAL SMALL CAP FUND

The following table is intended to assist the investor in understanding the various costs and expenses that an investor in the Special Small Cap Fund will incur directly or indirectly. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For additional information, see "General Management."

Shareholder Transaction Expenses:
---------------------------------
       Sales Load Imposed on Purchases                                    None
       Sales Load Imposed on Reinvested Dividends                         None
       Deferred Sales Load                                                None
       Redemption Fees                                                    None
       Exchange Fee                                                       None

Annual Fund Operating Expenses:
-------------------------------
(as a percentage of average daily net assets)
       Advisory Fees (After Fee Reimbursement)(1)                          .57%
       12b-1 Distribution and Shareholder Servicing Fees(1),(2),(3)        .07
       Other Expenses(1),(2)                                               .46
                                                                           ---

          Total Operating Expenses (After Fee Reimbursement)(1),(3)       1.10%
                                                                          =====

Examples:                                        1 year            3 years
--------                                         ------            -------
You would pay the following expenses on
a $1,000 investment, assuming:  (i) 5%
annual return; and (ii) redemption at
the end of each time period:                       $11               $35
                                                   ===               ===
-----------------

(1) The Advisor has voluntarily agreed to reimburse the Fund for all expenses in excess of 1.10% of average daily net assets on an annual basis. The total operating expenses of the Fund absent reimbursement would be 1.28% of average daily net assets on an annual basis. This agreement will remain in effect for the current fiscal year. The gross annual Advisory expenses before reimbursement would be .75% of average daily net assets.

(2) The ratios for "12b-1 fees" and "other expenses" are based on estimated amounts for the current fiscal year.

(3) The ratio includes .04% for 12b-1 Distribution and .03% for 12b-1 Shareholder Servicing Fees.

(4) Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

                                   SSgA FUNDS

      SSgA Funds ("Investment Company") is an open-end management investment company that is organized as a Massachusetts business trust. In addition, each series of the Investment Company is diversified as defined in the Investment Company Act of 1940, as amended ("1940 Act"). As a "series" company, the Investment Company is authorized to issue an unlimited number of shares evidencing beneficial interest in different investment portfolios. Through this Prospectus, the Investment Company offers shares in one such portfolio, the Special Small Cap Fund. State Street Bank and Trust Company (the "Advisor" or "State Street") serves as the investment advisor for the Fund.


                               MANNER OF OFFERING

     Distribution and Eligible Investors. Shares of the Fund are offered without a sales commission by Russell Fund Distributors, Inc. (the "Distributor"), the Investment Company's distributor, to US and foreign institutional and retail investors that invest for their own account or in a fiduciary or agency capacity. The Fund will incur distribution expenses under its Rule 12b-1 plan. See "General Management -- Distribution Services and Shareholder Servicing."


                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS


         The Fund's nonfundamental investment objective is to maximize total return through investment in mid- and small capitalization US equity securities. Under normal market conditions, at least 65% of total assets will be invested in securities of smaller and mid-sized capitalized issuers included in the Russell Special Small Company(R) Index. This objective may be changed with the approval of a majority of the Fund's Trustees. Shareholders would, however, receive at least 60 days prior notice of any change to the Fund's investment objective. There can be no assurance that the Fund will meet its investment objective.

         Securities will be selected on the basis of a proprietary analytical model developed by the Advisor. The model is tailored toward small to mid-capitalization securities and includes both value and growth components.

         Sector, industry, and security weights will be maintained at a level similar to the Russell Special Small Company Index (the "RSMALL" Index) in order to avoid unintended exposure to factors such as the direction of the economy, interest rates, energy prices, and inflation.

         The RSMALL Index is comprised of the largest 3,000 US securities based on market capitalization (the securities comprising the Russell 3000(R) Index), excluding all securities in the S&P500 Index. The small capitalization segment of the RSMALL Index ranges from approximately $25 million to $3 billion in capitalization and represents about 40% of the RSMALL Index's total capitalization weight. The mid-capitalization segment's capitalization range is approximately $3 billion to $25 billion, and makes up the remaining 60% of the RSMALL Index's cap weight. The capitalization weightings of the Fund will reflect the composition of the benchmark. The average market capitalization for the RSMALL Index is about $1 billion.

         Investments in smaller companies may involve greater risks because these companies generally have a limited track record and often experience higher price volatility.


      In addition to investments in mid- and small capitalization US equity securities, the Fund may invest in other equity securities and may temporarily for defensive purposes, without limitation, invest in certain short-term investment grade debt securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. See "Investment Policies -- Cash Reserves." For additional investment strategies, see "Investment Policies."

Investment Policies

      The investment policies described below reflect the Fund's current practices, are not fundamental and may be changed by the Board of Trustees of Investment Company without shareholder approval. For more information on the Fund's Investment Policies, see the Statement of Additional Information. To the extent consistent with the Fund's investment objective and restrictions, the Fund may invest in the following instruments and may use the following investment techniques:

      US Government Securities. US Government securities include US Treasury bills, notes and bonds and other obligations issued or guaranteed as to interest and principal by the US Government and its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the US Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

         Repurchase Agreements. The Fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the Fund receives securities as collateral. Under a repurchase agreement, a Fund purchases securities from a financial institution that agrees to repurchase the securities at the Fund's original purchase price plus interest within a specified time (normally one business day). The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness Advisor considers satisfactory. Should the counterparty to a transaction fail financially, the Fund may encounter delay and incur costs before being able to sell the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Fund.

       Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." In substance, a reverse repurchase agreement is a borrowing for which the Fund provides securities as collateral. Under a reverse repurchase agreement, the Fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. The Fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Reverse repurchase agreements involve the risk of default by the counterparty, which may adversely affect the Fund's ability to reacquire the underlying securities.

       Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or marketable securities held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. The failure of the other party to the transaction to complete the transaction may cause the Fund to miss an advantageous price or yield. The Fund bears the risk of price fluctuations during the period between the trade and settlement dates.

       When-Issued Transactions. The Fund may purchase securities on a when-issued basis. In these transactions, a Fund purchases securities with payment and delivery scheduled for a future time. Until settlement, the Fund segregates cash and marketable securities equal in value to their when-issued commitments. Between the trade and settlement dates, the Fund bears the risk of any fluctuation in the value of the securities. These transactions involve the additional risk that the other party may fail to complete the transaction and cause the Fund to miss a price or yield considered advantageous. The Fund will engage in when-issued transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. The Fund will not invest more than 25% of its net assets in when-issued securities.

       Illiquid Securities. The Fund will not invest more than 15% of its net assets in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration. The absence of a regular trading market for illiquid securities imposes additional risks on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

       Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula.

       Futures Contracts and Options on Futures. For hedging purposes, including protecting the price or interest rate of securities that the Fund intends to buy, the Fund may enter into futures contracts that relate to securities in which they may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts.

       A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as US Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made. A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the contract index. Under such contracts no delivery of the actual stocks making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

       Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, a Fund is required to deposit an initial margin with a custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that the Fund will honor their futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.

       Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

       When trading futures contracts, the Fund will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

       Options on Securities and Securities Indices. The Fund may write and purchase covered put and call options on securities in which it may directly invest. Option transactions of the Fund will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Fund's total assets. Further, the Fund will not write a put or call option or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Fund's total assets.

       The Fund may purchase or sell options on securities indices that are comprised of securities in which it may directly invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded.

       Lending Portfolio Securities. The Fund may lend portfolio securities with a value of up to 33-1/3% of its total assets. Such loans may be terminated at any time. The Fund will receive cash or US Treasury bills, notes and bonds in an amount equal to at least 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus accrued interest. In a loan transaction, as compensation for lending it securities, the Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Advisor to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.

     Equity Swaps. Equity swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although swap agreements entail the risk that a party will default on its payment obligations, the portfolios will minimize this risk by entering into agreements only with counterparties that the Advisor deems creditworthy. Swap agreements also bear the risk that the portfolios will not be able to meet their obligation to the counterparty. This risk will be mitigated by investing the portfolios in the specific asset for which it is obligated to pay a return.

     Cash Reserves. For the purpose of investing uncommitted cash balances or to maintain liquidity to meet shareholder redemptions, the Fund may invest temporarily and without limitation in high quality short-term fixed income securities. These securities include obligations issued or guaranteed as to principal and interest by the US Government, its agencies or instrumentalities and repurchase agreements collateralized by these obligations, commercial paper, bank certificates of deposit, bankers' acceptances and time deposits.


     Warrants. The Fund may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company.


     Convertible Securities. The Fund may invest in convertible securities of foreign or domestic issues. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure but are usually subordinated to similar nonconvertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

     American Depository Receipts (ADRs). The Fund may invest in ADRs under certain circumstances as an alternative to directly investing in foreign securities. Generally, ADRs, in registered form, are designed for use in the US securities markets. ADRs are receipts typically issued by a US bank or trust company evidencing ownership of the underlying securities. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in a foreign issuer's stock, the Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the US for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers are subject.


     Debt Securities. The Fund may also invest temporarily in investment grade debt securities for defensive purposes. The Fund will primarily invest in equity securities as defined under the Securities Exchange Act of 1934 (including convertible debt securities). Please see the Statement of Additional Information for a description of securities ratings.

      Purchase of Other Investment Company Funds. To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of another investment company that has a substantially similar investment objective and policies.

Investment Restrictions

      The Fund has fundamental investment restrictions, which may be changed only with the approval of a majority of the Fund's shareholders as defined in the 1940 Act. A more detailed discussion of the Fund's investment restrictions and investment policies appears in the Statement of Additional Information. Unless otherwise noted, the fundamental restrictions apply at the time an investment is made. The Fund may not:


1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies or instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.


2. Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time a Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

3. Pledge, mortgage, or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure permitted borrowings.


                               PORTFOLIO TURNOVER

      The portfolio turnover rate cannot be predicted, but it is anticipated that the Fund's annual turnover rate generally will not exceed 200%. A high turnover rate (over 100%) will: (1) increase transaction expenses which will adversely affect a Fund's performance; and (2) result in increased brokerage commissions and other transaction costs, and the possibility of realized capital gains.

      The Fund may effect portfolio transactions through State Street Brokerage Services, Inc., an affiliate of the Advisor, when the Advisor determines that the Fund will receive competitive execution, price and commissions.


                           DIVIDENDS AND DISTRIBUTIONS

         The Board of Trustees intends to declare and pay dividends on shares of the Fund annually from net investment income. The Board of Trustees intends to declare distributions annually from net short-term capital gains and from net 20% or 28% capital gains, if any, generally in mid-October. It is intended that an additional distribution may be declared and paid in December if required for the Fund to avoid the imposition of a 4% federal excise tax on undistributed capital gains.

         Dividends declared in October, November or December and payable to shareholders of record in such months will be deemed for Federal income tax purposes to have been paid by the Fund and received by shareholders on December 31 of that year if the dividend is paid prior to February 1 of the following year.

         Income dividends and capital gains distributions will be paid in additional shares at their net asset value on the record date unless the shareholder has elected to receive them in cash. Such election may be made by giving 30 days' written notice to the Transfer Agent. If it is determined that the US Postal Service cannot properly deliver Fund mailings to an investor, the Fund will terminate the investor's election to receive dividends and other distributions in cash. Thereafter, subsequent dividends and other distributions will be automatically reinvested in additional shares of the relevant Fund until the investor notifies the SSgA Funds in writing of the correct address and request in writing that the election to receive dividends and other distributions in cash be reinstated.

     Any dividend or capital gain distribution paid by the Fund shortly after a purchase of shares will reduce the per share net asset value of the Fund by the amount of the dividend or distribution. In effect, the payment will represent a return of capital to the shareholder. However, the shareholder will be subject to taxes with respect to such dividend or distribution.

     Distribution Option. Investors can choose from four different distribution options as indicated on the account Application:

     o Reinvestment Option--Income dividends and capital gains distributions will be automatically reinvested in additional shares of the Fund. If the investor does not indicate a choice on the Application, this option will be automatically assigned.

     o Income-Earned Option--Capital gain distributions will be automatically reinvested, but a check or wire will be sent for each income dividend distribution.

     o Cash Option--A check or wire will be sent for each income dividend and capital gain distribution.

     o Direct Dividends Option--Dividends and capital gain distribution will be automatically invested in another identically registered SSgA Fund.


Distributions will be sent to a pre-designated bank by the Automatic Clearing House ("ACH") on the payable date.

                                      TAXES


     The Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, the Fund will not be subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long term capital gains in excess of short term capital losses) to its shareholders. The Board intends to distribute each year substantially all of the Fund's net investment income and net capital gain.


     Dividends from net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net 20% gains and 28% gains are taxable as 20% gains or 28% gains regardless of the length of time a shareholder has held such shares and whether paid in cash or additional shares.


      Dividends and distributions may also be subject to state or local taxes. Depending on the state tax rules pertaining to a shareholder, a portion of the dividends paid by a Fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.

      The sale of Fund shares by a shareholder is a taxable event and may result in capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series of portfolios of a mutual fund). Any loss incurred on the sale or exchange of Fund shares held for one year or more will be treated as a 20% loss or a 28% loss to the extent of capital gain dividends received with respect to such shares.

      Shareholders will be notified after each calendar year of the amounts of income dividends and net capital gains distributions and the percentage of a Fund's income attributable to US Treasury and agency obligations. The Fund is required to withhold a legally determined portion of all taxable dividends, distributions, and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.

      The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.

                            VALUATION OF FUND SHARES

      Net Asset Value Per Share. The Fund determines net asset value once each business day as of the close of the regular trading session of the New York Stock Exchange (ordinarily 4 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for business. Net asset value per share is computed by dividing the current value of the Fund's assets, less its liabilities, by the number of shares of the Fund outstanding and rounding to the nearest cent.

      Valuation of Fund Securities. With the exceptions noted below, the Fund values portfolio securities at market value. This generally means that equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sell price.

      Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Fixed income securities therefore may be valued using prices provided by a pricing service when such prices are determined by Custodian to reflect the market value of such securities.

      International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of best bid or official bid, as determined by the relevant securities exchange. In the absence of a last sale or best or official bid price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

      Securities maturing within 60 days of the valuation date are valued at amortized cost unless the Board determines that the amortized cost method does not represent market value. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

      The Fund values securities for which market quotations are not readily available at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.


                             PURCHASE OF FUND SHARES

         Minimum Initial and Subsequent Investments and Account Balance. The Fund requires a minimum initial investment of $1,000, with the exception of IRA accounts, for which the minimum initial investment is $250. Subsequent investments must be at least $100. An investment in the Fund (other than IRA accounts) may be subject to redemption at the Fund's discretion if the account balance is less than $1,000 as a result of shareholder redemptions. The Transfer Agent will give shareholders 60 days' notice that the account will be closed unless an investment is made to increase the account balance to the $1,000 minimum. Failure to bring the account balance to $1,000 may result in the Transfer Agent closing the account at the net asset value ("NAV") next determined on the day the account is closed and mailing the proceeds to the shareholder's address shown on the Transfer Agent's records. The Fund reserves the right to reject any purchase order. Investors purchasing Fund assets through a pension or other participation plan should contact their plan administrator for further information on purchases.

         Offering Dates and Times. Fund shares may be purchased on any business day without a sales commission. All purchases must be made in US dollars. Purchase orders in good form (described below) and payments for Fund shares in Federal funds (or converted to Federal funds) must be received by the Transfer Agent prior to 4:00 p.m. Eastern time to be effective on the date received. The Fund reserves the right to reject any purchase order if payment for Fund shares has not been received by the Transfer Agent prior to 4:00 p.m. Eastern time.

         Order and Payment Procedures. There are several ways to invest in the Fund. The Fund requires a purchase order in good form, which consists of a completed and signed Application for each new account regardless of the investment method. For additional information, including the IRA package, additional Applications or other forms, call the Customer Service Department at
(800) 647-7327, or write: SSgA Funds, P.O. Box 8317, Boston, MA 02266-8317.

         Mail. For new accounts, please mail the completed Application and check in the return envelope provided. Additional investments should also be made by check. Investors must include the Fund name and account number on their checks, or use the remittance form attached to the confirmation statement (in the return envelope provided). All checks should be made payable to the SSgA Funds (or in the case of a retirement account, the check should be payable to the account's custodian or trustee). All purchase requests should be mailed to one of the following addresses:

           Regular Mail:                  Registered, Express or Certified Mail:

           SSgA Funds                     SSgA Funds
           P.O. Box 8317                  2 Heritage Drive
           Boston, MA  02266-8317         North Quincy, MA  02171


         All purchases made by check should be in US dollars from a US bank. Third party checks and checks drawn on credit card accounts will not be accepted. Normally, checks are converted to Federal funds within two business days following receipt of the check. A purchase cannot be effective until Federal funds are received. When purchases are made by check or periodic account investment, payment for redemptions may be withheld until the check or account clears, which may take up to 15 calendar days from the date of purchase.


         Telephone Exchange Privilege. Subject to the Fund's minimum investment requirement, investors may exchange a minimum of $100 of their Fund shares without charge for shares of any other SSgA Fund. To use this option, contact the Customer Service Department at (800) 647-7327. Shares are exchanged on the basis of relative net asset value per share on the business day on which the call is placed or upon written receipt of instructions in good form by the Transfer Agent. Exchanges may be made over the phone if the registrations of the two accounts are identical. If the shares of the Fund were purchased by check, the shares must have been present in an account for 15 days before the exchange is made. The exchange privilege will only be available in states which permit exchanges and may be modified or terminated by the Fund upon 60 days' written notice to shareholders. For Federal income tax purposes, an exchange constitutes a sale of shares, which may result in a capital gain or loss.

         Federal Funds Wire. An investor may make initial or subsequent investments by wiring federal funds to State Street, as Transfer Agent, by:

         1. Telephoning the Customer Service Department at (800) 647-7327 between the hours of 8 a.m. and 4 p.m. Eastern time, and stating: (a) the investor's account registration number, address and social security or tax identification number; (b) the name of the Fund in which the investment is to be made and the account number; and (c) the amount being wired.

         2.       Instructing the wiring bank to wire federal funds to:

                  State Street Bank and Trust Company
                  225 Franklin Street, Boston, MA  02110
                  ABA #0110-0002-8
                  DDA #9904-631-0
                  SSgA Special Small Cap Fund
                  Account Number and Registration

         Failure to properly identify all wires, checks and transfers as indicated above may cause the Transfer Agent to delay, reject and or incorrectly apply the settlement of an investor's purchase.

         Systematic Investment Plan. Investors can make regular investments in the Fund with the Systematic Investment Plan by completing the appropriate section of the Application and attaching a voided personal check. Investors may make investments monthly, quarterly or annually by deducting $100 or more from their bank checking accounts. An investor may change the amount or stop systematic purchase at any time by calling the Customer Service Department at
(800) 647-7327. Investors must meet the Fund's minimum initial requirement before establishing the Systematic Investment Plan. Shares will be purchased at the offering price next determined following receipt of the order by the Transfer Agent.

         Systematic Exchange. The Fund offers the option of having a set amount exchanged within the SSgA Funds for accounts with identical registrations. Investors can choose the date, the frequency (monthly, quarterly or annually) and the amount. Exchanges may be done among the SSgA Funds once the initial investment per Fund has been satisfied.

         Third Party Transactions. Investors purchasing Fund shares through a program of services offered by a financial intermediary, such as a bank, broker-dealer, investment advisor or others, may be required by the intermediary to pay additional fees. Investors should contact the intermediary for information concerning what additional fees, if any, may be charged.

         In Kind Exchange of Securities. The Transfer Agent may, at its discretion, permit investors to purchase shares through the exchange of securities they hold. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least $10 million. Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled--usually within 15 days following the purchase exchange.

         The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Transfer Agent and prior to the exchange will be considered in valuing the securities. All interest, dividends subscription or other rights attached to the securities become the property of the Fund, along with the securities.

                            REDEMPTION OF FUND SHARES

         Fund shares may be redeemed on any business day at the net asset value next determined after the receipt of a redemption request by following one of the methods described below. Payments will be made as soon as possible (but will ordinarily not exceed seven days) and will be mailed to the shareholder's address of record. Upon request, redemption proceeds will be wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Payment for redemption of shares by check may be withheld for up to 15 days after the date or purchase to assure that the check is honored.


Redemption requests must be received prior to 4:00 p.m. Eastern time in order be effective on the date received. Shareholder servicing agents with underlying shareholders in omnibus accounts who receive redemption requests by 4:00 p.m. Eastern time may transmit the request to the Transfer Agent by 9:00 a.m. Eastern time the next business day and receive the dividend as of the day the redemption request was originally made by the underlying shareholder.


         Telephone Redemption. Shareholders may normally redeem Fund shares by telephoning the Customer Service Department at (800) 647-7327 between 8:00 a.m. and 4:00 p.m. Eastern time. Shareholders must complete the appropriate section of the application and attach a voided check (if applicable) before utilizing this feature. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. The Fund and the Transfer Agent will not be liable for executing instructions that are deemed to be authorized after following reasonable procedures. These procedures include recording telephonic instructions, mailing to the shareholder a written confirmation of the transaction, performing a personal identity test with private information not likely to be known by other individuals, and restricting mailing of redemptions to the shareholder's address of record, if the address has not been changed within 60 days of the redemption request.

         By Wire. Proceeds exceeding $1,000 may be sent via wire transfer to the investor's pre-designated bank. Proceeds may be sent, depending on the Fund, on the same or the next day. Although the Fund does not charge a fee for this feature, the investor's bank may charge a fee for receiving the wire. Investors are advised to check with their bank before requesting this feature. Requests must be received prior to 4:00 p.m. The shares will be redeemed using that day's closing price, and the proceeds will be wired the following business day.

         Check. Proceeds less than $50,000 may be mailed only to the address shown on the Transfer Agent's registration record, provided that the address has not been changed within 60 days of the redemption request. Shares will be redeemed using that day's closing price (NAV). All proceeds by check will normally be sent the following business day.

         During periods of drastic economic or market changes, shareholders using this method may encounter delays. In such event, shareholders should consider using the mail redemption procedure described below.

         Mail. In certain circumstances, a shareholder will need to make a request to sell shares in writing (please use the addresses for purchases by mail listed under "Purchase of Fund Shares"). The shareholder may need to include additional items with the request, as shown in the table below. Shareholders may need to include a signature guarantee, which protects them against fraudulent orders. A signature guarantee will be required if:

     1. The shareholder's address of record has changed within the past 60 days;
     2.   The shareholder is redeeming more than $50,000 worth of shares; or
     3. The shareholder is requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

         Signature guarantees can usually be obtained from the following sources:

     1. A broker or securities dealer, registered with a domestic stock exchange;
     2.   A federal savings, cooperative or other type of bank;
     3.   A savings and loan or other thrift institution;
     4.   A credit union; or
     5.   A securities exchange or clearing agency.

         Please check with the institution prior to signing to ensure that they are an acceptable signature guarantor. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

                      Seller                          Requirements for Written Requests
            Owner of individual,              o    Letter of instruction, signed by all persons
            joint, sole proprietorship,            authorized to sign for the account stating general
            UGMA/UTMA (custodial accounts          titles/capacity, exactly as the account is
            for minors) or general                 registered; and
            partner accounts                  o    Signature guarantee, if applicable (see above).

            Owners of corporate or            o    Letter of instruction signed by authorized
            association accounts                   person(s), stating capacity as indicated by the
                                                   corporate resolution;
                                              o    Corporate resolution, certified within the past 90
                                                   days; and
                                              o    Signature guarantee, if applicable (see above).

            Owners or trustees of             o    Letter of instruction, signed by all trustees;
            trust accounts                    o    If the trustees are not named in the registration,
                                                   please provide a copy of the trust document certified
                                                   within the past 60 days; and
                                              o    Signature guarantee, if applicable (see above).

            Joint tenancy shareholders        o    Letter of instruction signed by surviving tenant(s);
            whose co-tenants are              o    Certified copy of the death certificate; and
            deceased                          o    Signature guarantee, if applicable (see above).

         Please contact the Customer Service Department at (800) 647-7327 for questions and further instructions.

         The Fund may pay any portion of the redemption amount in excess of $250,000 by a distribution in kind of readily marketable securities from the portfolio of the Fund in lieu of cash. Investors will incur brokerage charges on the sale of these portfolio securities. The Funds reserve the right to suspend the right of redemption or postpone the date of payment if emergency conditions, as specified in the 1940 Act or as determined by the Securities and Exchange Commission, should exist.

                               GENERAL MANAGEMENT

      The Board of Trustees supervises the management, activities and affairs of the Fund and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the Fund.


     Advisory Agreement. The Investment Company employs State Street, through its division State Street Global Advisors, to furnish investment services to the Fund. State Street is one of the largest providers of securities processing and recordkeeping services for US mutual funds and pension funds. State Street Global Advisors is the investment management business of State Street, a 200 year old pioneer and leader in the world of financial services. State Street Global Advisors is a wholly owned subsidiary of State Street Corporation a publicly held bank holding company. State Street, with over $458 billion (US) under management as of April 15, 1998, provides complete global investment management services from offices in Atlanta, Boston, Brussels, Copenhagen, Dubai, Hong Kong, London, Minneapolis, Montpellier, Montreal, Munich, Paris, San Francisco, Sydney, Tokyo, and Toronto.


      Advisor, subject to Board supervision, directs the investment of the Fund in accordance with the Fund's investment objective, policies and restrictions. Ms. Jennifer Bardsley, Assistant Vice President, is the portfolio manager primarily responsible for investment decisions regarding the Fund. Ms. Bardsley joined State Street in March 1993. She became a member of the Investments Systems Group and moved into the US Active Equities Group in January 1996. She holds BA degrees in Economics and Russian from Middlebury College, and an MS degree in Computer Science from Boston College. There are seven other portfolio managers who work with Ms. Bardsley in managing the Fund. For these services, the Fund pays Advisor a fee, calculated daily and paid monthly, that on an annual basis is equal to .75% of the Fund's average daily net assets.

      The Glass-Steagall Act prohibits a depository state chartered bank such as Advisor from engaging in the business of issuing, underwriting, selling or distributing certain securities. The activities of Advisor in informing its customers of the Fund, performing investment and redemption services and providing custodian, transfer, shareholder servicing, dividend disbursing and investment advisory services may raise issues under these provisions. Advisor has been advised by its counsel that its activities in connection with the Fund are consistent with its statutory and regulatory obligations. The shares offered by this Prospectus are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of State Street or its affiliates, and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

      Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Advisor from continuing to perform all or a part of the above services for its customers and/or the Fund. If Advisor were prohibited from serving the Fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services. In such event, changes in the operation of the Fund may occur. It is not expected by Advisor that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.


      State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of April 15, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act.

      Under State Street Global Advisors' Code of Ethics, State Street Global Advisors' employees in Boston (where investment management operations are conducted) who are deemed to have access to management information are only permitted to engage in personal securities transactions which do not involve securities which the Advisor had recommended for purchase or sale, or purchased or sold, on behalf of its clients. Such employees must report their personal securities transactions quarterly and supply broker confirmations to the Advisor.

     Administration Agreement. Frank Russell Investment Management Company ("Administrator") serves as administrator of the Fund. Administrator currently serves as investment manager and administrator to 32 mutual funds with assets of $13.4 billion as of April 15, 1998, and acts as administrator to 23 mutual funds, including the Fund, with assets of $13.6 billion as of April 15, 1998.


     Pursuant to the Administration Agreement with Investment Company, Administrator will: (1) supervise all aspects of the Fund's operations; (2) provide the Fund with administrative and clerical services, including the maintenance of certain of the Fund's books and records; (3) arrange the periodic updating of the Fund's prospectuses and any supplements thereto; (4) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (5) provide the Fund with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For these services, the Fund and Investment Company's other domestic investment portfolios pay Administrator a combined fee that on an annual basis is equal to the following percentages of their average aggregate daily net assets: $0 to and including $500 million --
 .06%; over $500 million to and including $1 billion -- .05%; and over $1 billion -- .03%. The percentage of the fee paid by a particular Fund is equal to the percentage of average aggregate daily net assets that are attributable to that Fund. Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. Further, the administration fee paid by the Investment Company will be reduced by the sum of certain distribution related expenses, up to certain maximum percentages, as follows: (1) 10% from January 1, 1997 to December 31, 1997; 5% from January 1, 1998 to December 31, 1998; and (3) 0% from January 1, 1999 thereafter.

      Administrator also provides administrative services in connection with the registration of shares of Investment Company with those states in which its shares are offered or sold. Compensation for such services is on a "time spent" basis. Investment Company will pay all registration, exemptive application, renewal and related fees and reasonable out-of-pocket expenses.

       Officers and employees of the Administrator and Distributor are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Confidentiality Manual and Code of Ethics adopted by the Investment Company, Administrator and Distributor. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with Securities and Exchange Commission rules and regulations.

      Distribution Services and Shareholder Servicing Arrangements. Pursuant to the Distribution Agreement with Investment Company, Russell Fund Distributors, Inc., a wholly owned subsidiary of Administrator, serves as distributor for all Fund shares.

      The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The purpose of the Plan is to provide for the payment of certain Investment Company distribution and shareholder servicing expenses. Under the Plan, Distributor will be reimbursed in an amount up to .25% of the Fund's average annual net assets for distribution-related and shareholder servicing expenses. Payments under the Plan will be made to Distributor to finance activity which is intended to result in the sale and retention of Fund shares including: (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of Fund shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

      Under the Plan, the Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Under the Service Agreements, the Service Organizations may provide various services for such customers including: answering inquiries regarding the Fund; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers' account balances and integrating such statements with those of other transactions and balances in the customers' other accounts serviced by the Service Organizations; arranging for bank wires transferring customers' funds; and such other services as the customers may request in connection with the Fund, to the extent permitted by applicable statute, rule or regulation. Service Organizations may receive from the Fund, for shareholder servicing, monthly fees at a rate that shall not exceed .20% per annum of the average daily net asset value of the Fund's shares owned by or for shareholders with whom the Service Organization has a servicing relationship. Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law.

      The Investment Company has entered into Service Agreements with the Advisor and the following entities related to the Advisor: State Street Brokerage Services, Inc. ("SSBSI"), Metropolitan Division of Commercial Banking ("Commercial Banking"), Retirement Investment Services ("RIS") Division and State Street Solutions ("Solutions"). The purpose of the Service Agreements is to obtain shareholder services for Fund shares owned by clients of each of these entities. In return for these services, the Investment Company pays each of the entities a fee each year. These agreements are reviewed annually by the Board of Trustees.

      Payments to the Distributor, as well as payments to Service Organizations from a Fund are not permitted by the Plan to exceed .25% of the Fund's average net asset value per year. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. A Fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.

                                  FUND EXPENSES

         The Fund will pay all of its expenses other than those expressly assumed by Advisor and Administrator. The principal expenses of the Fund is the annual advisory fee payable to Advisor and distribution and shareholder servicing expenses. Other expenses include: (1) amortization of deferred organizational costs; (2) taxes, if any; (3) expenses for legal, auditing and financial accounting services; (4) expense of preparing (including typesetting, printing and mailing) reports, prospectuses and notices to existing shareholders; (5) administrative fees; (6) custodian fees; (7) expense of issuing and redeeming Fund shares; (8) the cost of registering Fund shares under federal and state laws; (9) shareholder meetings and related proxy solicitation expenses; (10) the fees, travel expenses and other out-of-pocket expenses of Trustees who are not affiliated with Advisor or any of its affiliates; (11) insurance, interest, brokerage and litigation costs; (12) extraordinary expenses as may arise, including expenses incurred in connection with litigation proceedings and claims and the legal obligations of Investment Company to indemnify its Trustees, officers, employees, shareholders, distributors and agents; and (13) other expenses properly payable by the Fund.


                            PERFORMANCE CALCULATIONS

      From time to time the Fund may advertise its total return. The total return of a Fund refers to the average annual compounded rates of return from a hypothetical investment in the Fund over one-, five- and ten-year periods or for the life of the Fund (as stated in the advertisement), assuming the reinvestment of all dividend and capital gain distributions.

      Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from Lipper Analytical Services, Inc., Wall Street Journal Score Card, Russell Special Small Company Index, or other industry publications, business periodicals, rating services and market indices. The Fund may also advertise nonstandardized performance information which is for periods in addition to those required to be presented.

      Total return and other performance figures are based on historical earnings and are not indications of future performance.

                             ADDITIONAL INFORMATION

      Custodian, Transfer Agent and Independent Accountants. State Street holds all portfolio securities and cash assets of the Fund, provides portfolio recordkeeping services and serves as the Fund's transfer agent ("Transfer Agent") and custodian ("Custodian"). State Street is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street has no responsibility for the supervision and management of the Fund except as investment advisor. Coopers & Lybrand L.L.P., Boston, Massachusetts, is Investment Company's independent accountants.

      Reports to Shareholders and Shareholder Inquiries. Shareholders will receive unaudited semiannual financial statements and annual financial statements audited by Investment Company's independent accountants. Shareholder inquiries regarding the Prospectus, financial statements and shareholder balances may be made by calling Distributor at (800) 647-7327.

      Organization, Capitalization and Voting. Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement dated October 13, 1993, as amended.

      Investment Company issues shares divisible into an unlimited number of series (or funds), each of which is a separate trust under Massachusetts law. The Fund is one such series.

      The Fund share represents an equal proportionate interest in the Fund, has a par value of $.001 per share and is entitled to such relative rights and preferences and dividends and distributions earned on the assets belonging to the Fund as may be declared by the Board of Trustees. Fund shares are fully paid and nonassessable by Investment Company and have no preemptive rights.

      Each Fund share has one vote. There are no cumulative voting rights. There is no annual meeting of shareholders, but special meetings may be held. On any matter that affects only a particular investment fund, only shareholders of that fund vote unless otherwise required by the 1940 Act or the Master Trust Agreement. The Trustees hold office for the life of the Trust. A Trustee may resign or retire, and a Trustee may be removed at any time by a vote of two-thirds of the Investment Company shares or by a vote of a majority of the Trustees. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding. A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.

      Investment Company does not issue share certificates for the Fund. Transfer Agent sends shareholders of the Fund statements concurrent with any transaction activity, confirming all investments in or redemptions from their accounts. Each statement also sets forth the balance of shares held in the account.

                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110


INVESTMENT ADVISOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


DISTRIBUTOR
Russell Fund Distributors, Inc.
One International Place
Boston, Massachusetts  02110


ADMINISTRATOR
Frank Russell Investment Management Company
909 A Street
Tacoma, Washington 98402


LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts 02109

                                   SSgA FUNDS


                             SSgA Money Market Fund

                      SSgA US Government Money Market Fund

                         SSgA Tax Free Money Market Fund

                             SSgA S&P 500 Index Fund

                               SSgA Small Cap Fund

                           SSgA Special Small Cap Fund

                             SSgA Matrix Equity Fund

                              SSgA Yield Plus Fund

                           SSgA Growth and Income Fund

                             SSgA Intermediate Fund

                         SSgA Active International Fund

                           SSgA Emerging Markets Fund

                              SSgA Bond Market Fund

                         SSgA Life Solutions Growth Fund

                        SSgA Life Solutions Balanced Fund

                   SSgA Life Solutions Income and Growth Fund

                  SSgA International Growth Opportunities Fund

                            SSgA High Yield Bond Fund


                          SSgA Real Estate Equity Fund

                                                  Filed pursuant to Rule 485(b)
                                                   File Nos. 33-19229; 811-5430


                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                     INTERNATIONAL GROWTH OPPORTUNITIES FUND

      SSgA Funds is a registered, open-end management investment company with multiple portfolios, each of which is commonly referred to as a mutual fund. This Prospectus describes and offers shares of beneficial interest in one mutual fund, the SSgA International Growth Opportunities Fund (the "International Growth Opportunities Fund" or the "Fund"). The International Growth Opportunities Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers. The Fund's shares are offered without sales commissions. However, the Fund pays certain distribution expenses under its Rule 12b-1 plan.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR BY ANY STATE SECURITIES COMMISSION NOR HAS ANY SUCH COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, STATE STREET BANK AND TRUST COMPANY, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

      This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Please read and retain this document for future reference. Additional information about the SSgA Funds has been filed with the Securities and Exchange Commission ("SEC") in Statements of Additional Information ("SAI") dated April 28, 1998. The SAI is incorporated herein by reference and is available without charge from Distributor at its address noted below or by calling (800) 647-7327. The SEC also maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the SSgA Funds. You may also access the SSgA Funds' website at www.ssgafunds.com.

Investment Advisor, Custodian
       Transfer Agent:                         Distributor:                        Administrator:
 State Street Bank and Trust         Russell Fund Distributors, Inc.          Frank Russell Investment
           Company                       One International Place                 Management Company
     225 Franklin Street               Boston, Massachusetts 02110                  909 A Street
 Boston, Massachusetts 02110                                                  Tacoma, Washington 98402


                         PROSPECTUS DATED APRIL 28, 1998

                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----

Fund Operating Expenses....................................................  3

SSgA Funds.................................................................  4

Manner of Offering.........................................................  4

Investment Objective, Policies and Restrictions............................  4

Risk Factors...............................................................  9

Portfolio Turnover.........................................................  10

Dividends and Distributions................................................  10

Taxes......................................................................  11

Valuation of Fund Shares...................................................  12

Purchase of Fund Shares....................................................  13

Redemption of Fund Shares..................................................  14

General Management.........................................................  16

Fund Expenses..............................................................  19

Performance Calculations...................................................  19

Additional Information.....................................................  19

                    FUND OPERATING EXPENSES AFTER FEE WAIVER
                  SSgA INTERNATIONAL GROWTH OPPORTUNITIES FUND

The following table is intended to assist the investor in understanding the various costs and expenses that an investor in the International Growth Opportunities Fund will incur directly or indirectly. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For additional information, see "General Management."

Shareholder Transaction Expenses:
---------------------------------
       Sales Load Imposed on Purchases                                      None
       Sales Load Imposed on Reinvested Dividends                           None
       Deferred Sales Load                                                  None
       Redemption Fees                                                      None
       Exchange Fee                                                         None

Annual Fund Operating Expenses:
-------------------------------
(as a percentage of average daily net assets)
       Advisory Fees (After Fee Waiver)(1)                                  .60%
       12b-1 Distribution and Shareholder Servicing Fees(1),(2),(3)         .07
       Other Expenses(1),(2)                                                .43
                                                                            ---

          Total Operating Expenses (After Fee Waiver)(1),(4)               1.10%
                                                                           =====

Examples:                                        1 year            3 years
--------                                         ------            -------
You would pay the following expenses on
a $1,000 investment, assuming:  (i) 5%
annual return; and (ii) redemption at
the end of each time period:                       $11               $35
                                                   ===               ===
--------------

(1) The Advisor has agreed to reimburse the Fund for all expenses in excess of 1.10% of average daily net assets on an annual basis. The total operating expenses of the Fund absent reimbursement would be 1.25% of average daily net assets on an annual basis. The reimbursement agreement will remain in effect for the current fiscal year. The gross annual Advisory fee expense before reimbursement would be .75% of average daily net assets.

(2) The ratios for 12b-1 Distribution and Shareholder Servicing Fees and Other Expenses are based on estimated amounts for the current fiscal year.

(3) The ration includes .04% for 12b-1 Distribution and .03% for 12b-1 Shareholder Servicing Fees.

(4) Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

                                   SSgA FUNDS

      SSgA Funds ("Investment Company") is an open-end management investment company that is organized as a Massachusetts business trust. In addition, each series of the Investment Company is diversified as defined in the Investment Company Act of 1940, as amended ("1940 Act"). As a "series" company, Investment Company is authorized to issue an unlimited number of shares evidencing beneficial interests in different investment portfolios. Through this Prospectus, Investment Company offers shares in one such portfolio, the International Growth Opportunities Fund. State Street Bank and Trust Company (the "Advisor" or "State Street") serves as the investment advisor for the Fund.


                               MANNER OF OFFERING

     Distribution and Eligible Investors. Shares of the Fund are offered without a sales commission by Russell Fund Distributors, Inc. (the "Distributor"), Investment Company's distributor, to US and foreign institutional and retail investors that invest for their own account or in a fiduciary or agency capacity. The Fund will incur distribution expenses under its Rule 12b-1 plan. See "General Management -- Distribution Services and Shareholder Servicing."

                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

      The Fund's nonfundamental investment objective is to provide long-term capital growth by investing primarily in securities of foreign issuers. This objective may be changed by the Fund's Board of Trustees without shareholder approval, although shareholders will receive prior notice of any change to the Fund's investment objective. There can be no assurance that the Fund will meet its stated investment objective.

      The Fund will attempt to meet its objective through the active selection of equity securities through the fundamental analysis of companies and investment themes. Quantitative techniques and the use of securities other than common stock will be used primarily to control risk and to efficiently capture opportunities of investment themes. Investments will be made in, but not limited to, countries included in the Morgan Stanley Capital International Europe, Australia, Far East ("MSCI EAFE") Index. For additional investment policies, see "Investment Policies."

      The MSCI EAFE Index is an arithmetic, market value-weighted average of the performance of over 1,000 securities listed on the stock exchanges of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, Malaysia, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Fund may also invest in the countries of the MSCI Emerging Markets Free ("MSCI EMF") Index on an opportunistic basis. Countries included in this index are: China, India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Sri Lanka, Taiwan, Thailand, Argentina, Brazil, Chile, Colombia, Mexico, Peru, Venezuela, Czech Republic, Egypt, Hungary, Israel, Jordan, Morocco, Poland, Russia, South Africa, and Turkey. These are the countries listed in the MSCI EAFE and MSCI EMF Indexes as of the date of this Prospectus. Countries may be added to or deleted from the list.

     The Fund will invest at least 65% of its total assets in equity securities of foreign issuers. In addition to investment in equities, the Fund may hold fixed-income instruments (including convertibles), forward contracts, cash, and cash equivalents as well as derivatives, including options on securities and securities indices and futures contracts and options on futures. For investment restrictions on the use of these derivatives, please refer to the investment policies section of this Prospectus. However, the Fund may invest in other equity securities and may temporarily for defensive purposes, without limitation, invest in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. See "Investment Policies -- Cash Reserves."

     Of the total number of fixed-income instruments in which the Fund will invest, less than 5% will be considered below investment-grade. Such securities are regarded as speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. These lower rated debt securities may include obligations that are in default or that face the risk of default with respect to principal or interest. Therefore, such securities are sometimes referred to as "junk bonds." Please see the Statement of Additional Information for a description of the securities ratings.


Investment Policies

     The investment policies described below reflect the Fund's current practices, are not fundamental and may be changed by the Board of Trustees of Investment Company without shareholder approval. For more information on the Fund's Investment Policies, see the Statement of Additional Information. To the extent consistent with the Fund's investment objective and restrictions, the Fund may invest in the following instruments and may use the following investment techniques:

     Depository Receipts. The Fund may invest in securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and similar instruments, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs, in registered form, are designed for use in the US securities markets, and EDRs are issued for trading primarily in European securities markets. ADRs are receipts typically issued by a US bank or trust company evidencing ownership of the underlying securities. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. In general, there is a large liquid market in the US for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers are subject. For purposes of the Fund's investment policies, the Fund's investments in ADRs, EDRs and similar instruments will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

     US and International Equity Securities. The Fund may invest in common and preferred equity securities publicly traded in the United States or in foreign countries. The Fund's equity securities may be denominated in foreign currencies and may be held outside the United States. The risks associated with investment in securities issued by foreign governments and companies are described under "Risk Factors -- Foreign Securities."

     Investments in Other Funds. As permitted by the SEC, the Fund may invest in open- and closed-end mutual funds with similar investment objectives.

     Foreign Currency. The Fund has authority to deal in forward foreign currency exchange contracts (including those involving the US dollar) as a hedge against possible variations in the exchange rate between various currencies. This is accomplished through individually negotiated contractual agreements to purchase or to sell a specified currency at a specified future date and price set at the time of the contract. The Fund's dealings in forward foreign currency exchange contracts may be with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. The Fund is not obligated to hedge its portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by Advisor. Forward commitments generally provide a cost-effective way of defending against losses due to foreign currency depreciation in which the securities are denominated.

     In addition to the forward exchange contracts, the Fund may also purchase or sell listed or over-the-counter foreign currency options and foreign currency futures and related options as a short or long hedge against possible variations in foreign currency exchange rates. The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Transactions involving forward exchange contracts and futures contracts and options thereon are subject to certain risks. Put and call options on currency may also be used to hedge against fluctuation in currency notes when forward contracts and/or futures are deemed to be not cost effective. Options will not be used to provide leverage in any way. See "Risk Factors -- Futures Contracts and Options on Futures" for further discussion of the risks associated with such investment techniques.

     Certain differences exist among these hedging instruments. For example, foreign currency options provide the holder thereof the rights to buy or sell a currency at a fixed price on a future date. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a currency for a set price on a future date. Futures contracts and options on futures contracts are traded on boards of trade of futures exchanges. The Fund will not speculate in foreign security or currency options or futures or related options. Long hedges (buying foreign currency futures or options) and short hedges (selling foreign currency futures or options) are a cost-effective way to hedge (eliminate or limit) the risk of possible variations in the exchange rate between various currencies.

     The Fund may not hedge its positions with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular foreign currency. The Fund may enter into forward exchange contracts for hedging purposes to the extent the Fund holds foreign currencies. The Fund will not enter into a forward contract with a term of more than one year.

     Emerging Markets. The Fund may invest in equity securities issued by companies domiciled, or doing a substantial portion of their business, in countries determined by the Fund's Advisor to have a developing or emerging economy or securities market. The Fund will diversify investments across many countries (typically at least 10) in order to reduce the volatility associated with specific markets. The countries in which the Fund invests will be expanded over time as the stock markets in other countries evolve. In determining securities in which to invest, the Advisor will evaluate the countries' economic and political climates and take into account traditional securities valuation methods, including (but not limited to) an analysis of price in relation to assets, earnings, cash flows, projected earnings growth, inflation, and interest rates. Liquidity and transaction costs will also be considered.

     Equity Swaps. Equity swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although swap agreements entail the risk that a party will default on its payment obligations, the portfolios will minimize this risk by entering into agreements only with counterparties that the Advisor deems creditworthy. Swap agreements also bear the risk that the portfolios will not be able to meet their obligation to the counterparty. This risk will be mitigated by investing the portfolios in the specific asset for which it is obligated to pay a return.

     Foreign Government Securities. Foreign government securities which the Fund may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of quasi-government agencies and debt securities denominated in multinational currency units of an issuer.

     US Government Securities. US Government securities include US Treasury bills, notes, and bonds and other obligations issued or guaranteed as to interest and principal by the US Government and its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the US Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

     When-Issued Transactions. The Fund may purchase securities on a when-issued basis. In these transactions, a Fund purchases securities with payment and delivery scheduled for a future time. Until settlement, the Fund segregates cash and marketable securities equal in value to their when-issued commitments. Between the trade and settlement dates, the Fund bears the risk of any fluctuation in the value of the securities. These transactions involve the additional risk that the other party may fail to complete the transaction and cause the Fund to miss a price or yield considered advantageous. The Fund will engage in when-issued transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. The Fund will not invest more than 25% of its net assets in when-issued securities.

     Variable and Floating Rate Securities. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day US Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities.

     Special Situations and Illiquid Securities. The Fund and the Advisor believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities, and other similar vehicles (collectively, "special situations") could enhance the Fund's capital appreciation potential. These investments are generally illiquid. The Fund will invest no more than 15% of its net assets in all types of illiquid securities or securities that are not readily marketable, including special situations. The Fund is not likely to hold illiquid securities initially. However, due to foreign ownership restrictions, the Fund may invest periodically in illiquid securities which are or become illiquid due to restrictions on foreign ownership imposed by foreign governments. Said securities may be more difficult to price and trade. The absence of a regular trading market for illiquid securities imposes additional risks on investment in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

     Lending Portfolio Securities. The Fund may lend portfolio securities with a value of up to 33-1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time. The Fund will receive cash or US Treasury bills, notes and bonds in an amount equal to at least 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus accrued interest. In a loan transaction, as compensation for lending it securities, the Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Advisor to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.

     Repurchase Agreements. The Fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the Fund receives securities as collateral. Under a repurchase agreement, a Fund purchases securities from a financial institution that agrees to repurchase the securities at the Fund's original purchase price plus interest within a specified time (normally one business day). The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness Advisor considers satisfactory. Should the counterparty to a transaction fail financially, the Fund may encounter delay and incur costs before being able to sell the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Fund.

     Cash Reserves. For the purpose of investing uncommitted cash balances or to maintain liquidity to meet shareholder redemptions, the Fund may invest temporarily and without limitation in high quality short-term fixed income securities. These securities include obligations issued or guaranteed as to principal and interest by the US Government, its agencies or instrumentalities and repurchase agreements collateralized by these obligations, commercial paper, bank certificates of deposit, bankers' acceptances and time deposits.

     Options on Securities and Securities Indices. The Fund may write and purchase covered put and call options on securities in which it may directly invest. Option transactions of the Fund will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Fund's total assets. Further, the Fund will not write a put or call option or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Fund's total assets.

     The Fund may purchase or sell options on securities indices that are comprised of securities in which it may directly invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded. Please refer to the section entitled "Hedging Strategies and Related Investment Techniques" in the Statement of Additional Information for further information.

     Futures Contracts and Options on Futures. For hedging purposes, including protecting the price or interest rate of a security the Fund intends to buy, the Fund may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts.

     A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as US Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made. A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the stock index. Under such contracts, no delivery of the actual securities making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

     Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, the Fund is required to deposit an initial margin with Custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that the Fund will honor its futures commitment. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.

     Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

     When trading futures contracts, the Fund will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures. Please refer to the section entitled "Hedging Strategies and Related Investment Techniques" in the Statement of Additional Information for further information.

     Purchase of Other Funds. To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of another investment company that has a substantially similar investment objective and policies.

Investment Restrictions

     The Fund has fundamental investment restrictions, which may be changed only with the approval of a majority of the Fund's shareholders as defined in the 1940 Act. A more detailed discussion of the Fund's investment restrictions and investment policies appears in the Statement of Additional Information.

Unless otherwise noted, the fundamental restrictions apply at the time an investment is made. The Fund may not:


     1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies or instrumentalities. Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.


     2. Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time a Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. A Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

     3. Pledge, mortgage, or hypothecate its assets. However, a Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure permitted borrowings.


                                  RISK FACTORS

     Foreign Securities. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations. There may be less publicly available information about foreign companies comparable to the reports and ratings published regarding US companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to US companies. Many foreign markets have substantially less volume than either the established domestic securities exchanges or the over-the-counter markets. Securities of some foreign companies are less liquid and more volatile than securities of comparable US companies. Commission rates in foreign countries, which may be fixed rather than subject to negotiation as in the US, are likely to be higher. In many foreign countries there is less government supervision and regulation of securities exchanges, brokers and listed companies than in the US, and capital requirements for brokerage firms are generally lower. Settlement of transactions in foreign securities may, in some instances, be subject to delays and related administrative uncertainties.

     Foreign Currency. The Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments. The Fund endeavors to buy and sell foreign currencies on favorable terms. Such price spread on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds from the sale of shares in US dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to the Fund's investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

     Futures Contracts and Options on Futures. There are certain investment risks in using futures contracts and options as a hedging technique. Such risks may include: (1) the inability to close out a futures contract or option caused by the nonexistence of a liquid secondary market; and (2) an imperfect correlation between price movements of the futures contracts or option with price movements of the portfolio securities or securities index subject to the hedge. Finally, the successful use of options and futures also depends on the Advisor's ability to correctly predict price movements in the market involved in a particular option or futures transaction. Please refer to the section "Hedging Strategies and Related Investment Techniques - Risk Factors in Options, Futures, Forward and Currency Transactions" in the Statement of Additional Information for further information.

     Emerging Markets. Investments in companies domiciled in emerging market countries may be subject to additional risks. These risks include: (1) Volatile social, political and economic conditions can cause investments in emerging or developing markets exposure to economic structures that are generally less diverse and mature. Emerging market countries can have political systems which can be expected to have less stability than those of more developed countries. The possibility may exist that recent favorable economic developments in certain emerging market countries may be suddenly slowed or reversed by unanticipated political or social events in such countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. (2) The small current size of the markets for such securities and the currently low or nonexistent volume of trading can result in a lack of liquidity and in greater price volatility. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging market countries. Because the Fund's securities will generally be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Fund's securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging markets countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. (3) The existence of national policies may restrict the Fund's investment opportunities and may include restrictions on investment in issuers or industries deemed sensitive to national interests. (4) Some emerging markets countries may not have developed structures governing private or foreign investment and may not allow for judicial redress for injury to private property.

                               PORTFOLIO TURNOVER

      The portfolio turnover rate cannot be predicted, but it is anticipated that the Fund's annual turnover rate generally will not exceed 100%. A high turnover rate (over 100%) will: (1) increase transaction expenses which will adversely affect a Fund's performance; and (2) result in increased brokerage commissions and other transaction costs, and the possibility of realized capital gains. The Advisor's sell discipline for the Fund's investment in securities of foreign issuers is based on the premise of a long-term investment horizon, however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Some countries impose restrictions on repatriation of capital and/or dividends which would lengthen the Advisor's assumed time horizon in those countries. Liquidity, volatility, and overall risk of a position are other factors considered by the Advisor in determining the appropriate investment horizon. Therefore, the Fund may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable.

      The Fund may effect portfolio transactions through State Street Brokerage Services, Inc. an affiliate of the Advisor, when the Advisor determines that the Fund will receive competitive execution, price and commissions.


                           DIVIDENDS AND DISTRIBUTIONS

     The Board of Trustees intends to declare and pay dividends on shares of the Fund annually from net investment income. The Board of Trustees intends to declare distributions annually from net short-term capital gains and from net 20% or 28% capital gains, if any, generally in mid-October. It is intended that an additional distribution may be declared and paid in December if required for the Fund to avoid the imposition of a 4% federal excise tax on undistributed capital gains.

     Dividends declared in October, November or December and payable to shareholders of record in such months will be deemed for Federal income tax purposes to have been paid by the Fund and received by shareholders on December 31 of that year if the dividend is paid prior to February 1 of the following year.

     Income dividend and capital gain distributions will be paid in additional shares at their net asset value on the record date unless the shareholder has elected to receive them in cash. Such election may be made by giving 30 days' written notice to the Transfer Agent. If it is determined that the US Postal Service cannot properly deliver Fund mailings to an investor, the Fund will terminate the investor's election to receive dividends and other distributions in cash. Thereafter, subsequent dividends and other distributions will be automatically reinvested in additional shares of the relevant Fund until the investor notifies the SSgA Funds in writing of the correct address and request in writing that the election to receive dividends and other distributions in cash be reinstated.

     Any dividend or capital gain distribution paid by the Fund shortly after a purchase of shares will reduce the per share net asset value of the Fund by the amount of the dividend or distribution. In effect, the payment will represent a return of capital to the shareholder. However, the shareholder will be subject to taxes with respect to such dividend or distribution.

     Distribution Option. Investors can choose from four different distribution options as indicated on the account Application:

     o Reinvestment Option--Income dividends and capital gains distributions will be automatically reinvested in additional shares of the Fund. If the investor does not indicate a choice on the Application, this option will be automatically assigned.

     o Income-Earned Option--Capital gain distributions will be automatically reinvested, but a check or wire will be sent for each income dividend distribution.

     o Cash Option--A check or wire will be sent for each income dividend and capital gain distribution.

     o Direct Dividends Option--Dividends and capital gain distribution will be automatically invested in another identically registered SSgA Fund.

Distributions will be sent to a pre-designated bank by the Automatic Clearing House ("ACH") on the payable date.


                                      TAXES


     The Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, the Fund will not be subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) to its shareholders. The Board intends to distribute each year substantially all of the Fund's net investment income and net capital gain.


     Dividends from net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net 20% gains and 28% gains are taxable as 20% gains or 28% gains regardless of the length of time a shareholder has held such shares and whether paid in cash or additional shares.

      Dividends and distributions may also be subject to state or local taxes. Depending on the state tax rules pertaining to a shareholder, a portion of the dividends paid by the Fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.

      The sale of Fund shares by a shareholder is a taxable event and may result in capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series of portfolios of a mutual fund). Any loss incurred on the sale or exchange of Fund shares held for one year or more will be treated as a 20% loss or a 28% loss to the extent of capital gain dividends received with respect to such shares.

      Shareholders will be notified after each calendar year of the amounts of income dividends and net capital gains distributions and the percentage of the Fund's income attributable to US Treasury and agency obligations. The Fund is required to withhold a legally determined portion of all taxable dividends, distributions, and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.

     Foreign Income Taxes. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which would entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for the Fund in advance since the amount of the assets to be invested within various countries is not known.

     If the Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. The Fund can elect to mark-to-market its PFIC holdings in lieu of paying taxes on gains or distributions therefrom. It is anticipated that any taxes on a Fund with respect to investments in PFICs would be insignificant.

     Foreign shareholders should consult with their tax advisors as to if and how the federal income tax and its withholding requirements applies to them.

     If more than 50% in value of a Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may file an election with the Internal Revenue Service (the "Foreign Election") that would permit shareholders to take a credit (or a deduction) for foreign income taxes paid by the Fund. The Fund may be subject to certain holding period requirements with respect to securities held in order to take advantage of the credit. If the Foreign Election is made, shareholders would include in their gross income both dividends received from the Fund and foreign income taxes paid by the Fund. Shareholders of the Fund would be entitled to treat the foreign income taxes withheld as a credit against their United States federal income taxes, subject to the limitations set forth in the Internal Revenue Code with respect to the foreign tax credit generally. Alternatively, shareholders could treat the foreign income taxes withheld as a deduction from gross income in computing taxable income rather than as a tax credit. It is anticipated that the Fund will qualify to make the Foreign Election; however, the Fund cannot be certain that it will be eligible to make such an election or that any particular shareholder will be eligible for the foreign tax credit.

     The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.


                            VALUATION OF FUND SHARES

      Net Asset Value Per Share. The Fund determines net asset value once each business day as of the close of the regular trading session of the New York Stock Exchange (ordinarily 4 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for business. Net asset value per share is computed by dividing the current value of the Fund's assets, less its liabilities, by the number of shares of the Fund outstanding and rounding to the nearest cent.

      Valuation of Fund Securities. With the exceptions noted below, the Fund values portfolio securities at market value. This generally means that equity and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sale price.

      Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Fixed income securities therefore may be valued using prices provided by a pricing service when such prices are determined by Custodian to reflect the market value of such securities.

      International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of best bid or official bid, as determined by the relevant securities exchange. In the absence of a last sale or best or official bid price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

      Fixed income securities maturing within 60 days of the valuation date are valued at amortized cost unless the Board determines that the amortized cost method does not represent market value. The amortized cost valuation procedure initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

      The Fund values securities for which market quotations are not readily available at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

                             PURCHASE OF FUND SHARES

         Minimum Initial and Subsequent Investments and Account Balance. The Fund requires a minimum initial investment of $1,000, with the exception of IRA accounts, for which the minimum initial investment is $250. Subsequent investments must be at least $100. An investment in the Fund (other than IRA accounts) may be subject to redemption at the Fund's discretion if the account balance is less than $1,000 as a result of shareholder redemptions. The Transfer Agent will give shareholders 60 days' notice that the account will be closed unless an investment is made to increase the account balance to the $1,000 minimum. Failure to bring the account balance to $1,000 may result in the Transfer Agent closing the account at the net asset value ("NAV") next determined on the day the account is closed and mailing the proceeds to the shareholder's address shown on the Transfer Agent's records. The Fund reserves the right to reject any purchase order. Investors purchasing Fund assets through a pension or other participation plan should contact their plan administrator for further information on purchases.

         Offering Dates and Times. Fund shares may be purchased on any business day without a sales commission. All purchases must be made in US dollars. Purchase orders in good form (described below) and payments for Fund shares in Federal funds (or converted to Federal funds) must be received by the Transfer Agent prior to 4:00 p.m. Eastern time to be effective on the date received. The Fund reserves the right to reject any purchase order if payment for Fund shares has not been received by the Transfer Agent prior to 4:00 p.m. Eastern time.

         Order and Payment Procedures. There are several ways to invest in the Fund. The Fund requires a purchase order in good form, which consists of a completed and signed Application for each new account regardless of the investment method. For additional information, including the IRA package, additional Applications or other forms, call the Customer Service Department at
(800) 647-7327, or write: SSgA Funds, P.O. Box 8317, Boston, MA 02266-8317.

         Mail. For new accounts, please mail the completed Application and check in the return envelope provided. Additional investments should also be made by check. Investors must include the Fund name and account number on their checks, or use the remittance form attached to the confirmation statement (in the return envelope provided). All checks should be made payable to the SSgA Funds (or in the case of a retirement account, the check should be payable to the account's custodian or trustee). All purchase requests should be mailed to one of the following addresses:

           Regular Mail:                  Registered, Express or Certified Mail:

           SSgA Funds                     SSgA Funds
           P.O. Box 8317                  2 Heritage Drive
           Boston, MA  02266-8317         North Quincy, MA  02171


        All purchases made by check should be in US dollars from a US bank. Third party checks and checks drawn on credit card accounts will not be accepted. Normally, checks are converted to Federal funds within two business days following receipt of the check. A purchase cannot be effective until Federal funds are received. When purchases are made by check or periodic account investment, payment for redemptions may be withheld until the check or account clears, which may take up to 15 calendar days from the date of purchase.


        Telephone Exchange Privilege. Subject to the Fund's minimum investment requirement, investors may exchange a minimum of $100 of their Fund shares without charge for shares of any other SSgA Fund. To use this option, contact the Customer Service Department at (800) 647-7327. Shares are exchanged on the basis of relative net asset value per share on the business day on which the call is placed or upon written receipt of instructions in good form by the Transfer Agent. Exchanges may be made over the phone if the registrations of the two accounts are identical. If the shares of the Fund were purchased by check, the shares must have been present in an account for 15 days before the exchange is made. The exchange privilege will only be available in states which permit exchanges and may be modified or terminated by the Fund upon 60 days' written notice to shareholders. For Federal income tax purposes, an exchange constitutes a sale of shares, which may result in a capital gain or loss.

        Federal Funds Wire. An investor may make initial or subsequent investments by wiring federal funds to State Street, as Transfer Agent, by:

     1. Telephoning the Customer Service Department at (800) 647-7327 between the hours of 8 a.m. and 4 p.m. Eastern time, and stating: (a) the investor's account registration number, address and social security or tax identification number; (b) the name of the Fund in which the investment is to be made and the account number; and (c) the amount being wired.
     2.  Instructing the wiring bank to wire federal funds to:

              State Street Bank and Trust Company
              225 Franklin Street, Boston, MA  02110
              ABA #0110-0002-8
              DDA #9904-631-0
              SSgA International Growth Opportunities Fund
              Account Number and Registration

         Failure to properly identify all wires, checks and transfers as indicated above may cause the Transfer Agent to delay, reject and or incorrectly apply the settlement of an investor's purchase.

         Systematic Investment Plan. Investors can make regular investments in the Fund with the Systematic Investment Plan by completing the appropriate section of the Application and attaching a voided personal check. Investors may make investments monthly, quarterly or annually by deducting $100 or more from their bank checking accounts. An investor may change the amount or stop systematic purchase at any time by calling the Customer Service Department at
(800) 647-7327. Investors must meet the Fund's minimum initial requirement before establishing the Systematic Investment Plan. Shares will be purchased at the offering price next determined following receipt of the order by the Transfer Agent.

         Systematic Exchange. The Fund offers the option of having a set amount exchanged within the SSgA Funds for accounts with identical registrations. Investors can choose the date, the frequency (monthly, quarterly or annually) and the amount. Exchanges may be done among the SSgA Funds once the initial investment per Fund has been satisfied.

         Third Party Transactions. Investors purchasing Fund shares through a program of services offered by a financial intermediary, such as a bank, broker-dealer, investment advisor or others, may be required by the intermediary to pay additional fees. Investors should contact the intermediary for information concerning what additional fees, if any, may be charged.

         In Kind Exchange of Securities. The Transfer Agent may, at its discretion, permit investors to purchase shares through the exchange of securities they hold. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least $10 million. Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled--usually within 15 days following the purchase exchange.

         The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Transfer Agent and prior to the exchange will be considered in valuing the securities. All interest, dividends subscription or other rights attached to the securities become the property of the Fund, along with the securities.

                            REDEMPTION OF FUND SHARES

         Fund shares may be redeemed on any business day at the net asset value next determined after the receipt of a redemption request by following one of the methods described below. Typically, payments will be made as soon as possible (but will ordinarily not exceed seven days) and will be mailed to the shareholder's address of record. Upon request, redemption proceeds will be wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Payment for redemption of shares by check may be withheld for up to 15 days after the date or purchase to assure that the check is honored.

         Redemption requests must be received prior to 4:00 p.m. Eastern time in order be effective on the date received. Shareholder servicing agents with underlying shareholders in omnibus accounts who receive redemption requests by 4:00 p.m. Eastern time may transmit the request to the Transfer Agent by 9:00 a.m. Eastern time the next business day and receive the dividend as of the day the redemption request was originally made by the underlying shareholder.

         Telephone Redemption. Shareholders may normally redeem Fund shares by telephoning the Customer Service Department at (800) 647-7327 between 8:00 a.m. and 4:00 p.m. Eastern time. Shareholders must complete the appropriate section of the application and attach a voided check (if applicable) before utilizing this feature. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. The Fund and the Transfer Agent will not be liable for executing instructions that are deemed to be authorized after following reasonable procedures. These procedures include recording telephonic instructions, mailing to the shareholder a written confirmation of the transaction, performing a personal identity test with private information not likely to be known by other individuals, and restricting mailing of redemptions to the shareholder's address of record, if the address has not been changed within 60 days of the redemption request.

         By Wire. Proceeds exceeding $1,000 may be sent via wire transfer to the investor's pre-designated bank. Proceeds may be sent, depending on the Fund, on the same or the next day. Although the Fund does not charge a fee for this feature, the investor's bank may charge a fee for receiving the wire. Investors are advised to check with their bank before requesting this feature. Requests must be received prior to 4:00 p.m. The shares will be redeemed using that day's closing price, and the proceeds will be wired the following business day.

         Check. Proceeds less than $50,000 may be mailed only to the address shown on the Transfer Agent's registration record, provided that the address has not been changed within 60 days of the redemption request. Shares will be redeemed using that day's closing price (NAV). All proceeds by check will normally be sent the following business day.

         During periods of drastic economic or market changes, shareholders using this method may encounter delays. In such event, shareholders should consider using the mail redemption procedure described below.

         Mail. In certain circumstances, a shareholder will need to make a request to sell shares in writing (please use the addresses for purchases by mail listed under "Purchase of Fund Shares"). The shareholder may need to include additional items with the request, as shown in the table below. Shareholders may need to include a signature guarantee, which protects them against fraudulent orders. A signature guarantee will be required if:

     1. The shareholder's address of record has changed within the past 60 days;
     2. The shareholder is redeeming more than $50,000 worth of shares; or
     3. The shareholder is requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

         Signature guarantees can usually be obtained from the following sources:

     1. A broker or securities dealer, registered with a domestic stock exchange;
     2. A federal savings, cooperative or other type of bank;
     3. A savings and loan or other thrift institution;
     4. A credit union; or
     5. A securities exchange or clearing agency.

         Please check with the institution prior to signing to ensure that they are an acceptable signature guarantor. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.


                      Seller                          Requirements for Written Requests
            Owner of individual,              o    Letter of instruction, signed by all persons
            joint, sole proprietorship,            authorized to sign for the account stating general
            UGMA/UTMA (custodial accounts          titles/capacity, exactly as the account is
            for minors) or general                 registered; and
            partner accounts                  o    Signature guarantee, if applicable (see above).

            Owners of corporate or            o    Letter of instruction signed by authorized
            association accounts                   person(s), stating capacity as indicated by the
                                                   corporate resolution;
                                              o    Corporate resolution, certified within the past 90
                                                   days; and
                                              o    Signature guarantee, if applicable (see above).

            Owners or trustees of             o    Letter of instruction, signed by all trustees;
            trust accounts                    o    If the trustees are not named in the registration,
                                                   please provide a copy of the trust document certified
                                                   within the past 60 days; and
                                              o    Signature guarantee, if applicable (see above).

            Joint tenancy shareholders        o    Letter of instruction signed by surviving tenant(s);
            whose co-tenants are              o    Certified copy of the death certificate;
            and deceased                      o    Signature guarantee, if applicable (see above).


         Please contact the Customer Service Department at (800) 647-7327 for questions and further instructions.

         The Fund may pay any portion of the redemption amount in excess of $250,000 by a distribution in kind of readily marketable securities from the portfolio of the Fund in lieu of cash. Investors will incur brokerage charges on the sale of these portfolio securities. The Funds reserve the right to suspend the right of redemption or postpone the date of payment if emergency conditions, as specified in the 1940 Act or as determined by the Securities and Exchange Commission, should exist.

                               GENERAL MANAGEMENT

      The Board of Trustees supervises the management, activities and affairs of the Fund and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the Fund.


      Advisory Agreement. The Investment Company employs State Street, through its division State Street Global Advisors, to furnish investment services to the Fund. State Street is one of the largest providers of securities processing and recordkeeping services for US mutual funds and pension funds. State Street Global Advisors is the investment management business of State Street, a 200 year old pioneer and leader in the world of financial services.. State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street, with over $458 billion (US) under management as of April 15, 1998, provides complete global investment management services from offices in Atlanta, Boston, Brussels, Copenhagen, Dubai, Hong Kong, London, Minneapolis, Montpellier, Montreal, Munich, Paris, San Francisco, Sydney, Tokyo, and Toronto.

     Advisor, subject to Board supervision, directs the investment of the Fund in accordance with the Fund's investment objective, policies and restrictions. Mr. Jeffrey Davis, Managing Director, is the portfolio manager primarily responsible for investment decisions regarding the Fund. Mr. Davis was with State Street since November 1992, primarily involved in international and emerging markets investing, and worked closely with the International Finance Committee in launching emerging markets index funds. In early 1997 Mr. Davis left State Street to work with Schooner Asset Management on managing emerging market private equity and debt funds, and then returned to State Street in December 1997 as a chief investment strategist and manager of international global opportunities funds. There are three other portfolio managers who assist in managing the Fund.For these services, the Fund pays Advisor a fee, calculated daily and paid monthly, that on an annual basis is equal to .75% of the Fund's average daily net assets. This fee is higher than the investment advisory fees paid by most investment companies. However, the fee is comparable to that of other funds with similar investment objectives.

      The Glass-Steagall Act prohibits a depository state chartered bank such as Advisor from engaging in the business of issuing, underwriting, selling or distributing certain securities. The activities of Advisor in informing its customers of the Fund, performing investment and redemption services and providing custodian, transfer, shareholder servicing, dividend disbursing and investment advisory services may raise issues under these provisions. Advisor has been advised by its counsel that its activities in connection with the Fund are consistent with its statutory and regulatory obligations. The shares offered by this Prospectus are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of State Street or its affiliates, and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

      Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Advisor from continuing to perform all or a part of the above services for its customers and/or the Funds. If Advisor were prohibited from serving the Funds in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services. In such event, changes in the operation of the Fund may occur. It is not expected by Advisor that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.


     State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of April 15, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act.

     Under State Street Global Advisors' Code of Ethics, State Street Global Advisors' employees in Boston (where investment management operations are conducted) who are deemed to have access to management information are only permitted to engage in personal securities transactions which do not involve securities which the Advisor had recommended for purchase or sale, or purchased or sold, on behalf of its clients. Such employees must report their personal securities transactions quarterly and supply broker confirmations to the Advisor.

      Administration Agreement. Frank Russell Investment Management Company ("Administrator") serves as administrator of the Fund. Administrator currently serves as investment manager and administrator to 32 mutual funds with assets of $13.4 billion as of April 15, 1998, and acts as administrator to 20 mutual funds, including the Fund, with assets of $13.6 billion as of April 15, 1998.


      Pursuant to the Administration Agreement with Investment Company, Administrator will: (1) supervise all aspects of the Funds' operations; (2) provide the Funds with administrative and clerical services, including the maintenance of certain of the Funds' books and records; (3) arrange the periodic updating of the Funds' prospectuses and any supplements thereto; (4) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (5) provide the Funds with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For these services, the International Growth Opportunities Fund pays Administrator a fee that on an annual basis is equal to the following percentages of each Fund's average daily net assets: $0 to and including $500 million -- .07%; over $500 million to and including $1 billion -- .06%; over $1 billion to and including $1.5 billion --
 .04%; and over $1.5 billion -- .03%. The percentage of the fee paid by a particular Fund is equal to the percentage of average aggregate daily net assets that are attributable to that Fund. Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. Further, the administration fee paid by the Investment Company will be reduced by the sum of certain distribution related expenses, up to certain maximum percentages, as follows: (1) 10% from January 1, 1997 to December 31, 1997; 5% from January 1, 1998 to December 31, 1998; and (3) 0% from January 1, 1999 thereafter.

      Administrator also provides administrative services in connection with the registration of shares of Investment Company with those states in which its shares are offered or sold. Compensation for such services is on a time spent basis. Investment Company will pay all registration, exemptive application, renewal and related fees and reasonable out-of-pocket expenses.

      Officers and employees of the Administrator and Distributor are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Confidentiality Manual and Code of Ethics adopted by the Investment Company, Administrator and Distributor. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with Securities and Exchange Commission rules and regulations.

      Distribution Services and Shareholder Servicing Arrangements. Pursuant to the Distribution Agreement with Investment Company, Distributor, a wholly owned subsidiary of Administrator, serves as distributor for all Fund shares.

      The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The purpose of the Plan is to provide for the payment of certain Investment Company distribution and shareholder servicing expenses. Under the Plan, Distributor will be reimbursed in an amount up to .25% of the Fund's average annual net assets for distribution-related and shareholder servicing expenses. Payments under the Plan will be made to Distributor to finance activity which is intended to result in the sale and retention of Fund shares including: (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of Fund shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

      Under the Plan, the Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Under the Service Agreements, the Service Organizations may provide various services for such customers including: answering inquiries regarding the Fund; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers' account balances and integrating such statements with those of other transactions and balances in the customers' other accounts serviced by the Service Organizations; arranging for bank wires transferring customers' funds; and such other services as the customers may request in connection with the Fund, to the extent permitted by applicable statute, rule or regulation. Service Organizations may receive from the Fund, for shareholder servicing, monthly fees at a rate that shall not exceed .20% per annum of the average daily net asset value of the Fund's shares owned by or for shareholders with whom the Service Organization has a servicing relationship. Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law.

         The Investment Company has entered into Service Agreements with the Advisor and the following entities related to the Advisor: State Street Brokerage Services, Inc., Metropolitan Division of Commercial Banking, Retirement Investment Services Division and State Street Solutions. The purpose of the Service Agreements is to obtain shareholder services for Fund shares owned by clients of each of these entities. In return for these services, the Investment Company pays each of the entities a fee. These agreements are reviewed annually by the Board of Trustees.

      Payments to the Distributor, as well as payments to Service Organizations from the Fund are not permitted by the Plan to exceed .25% of the Fund's average net asset value per year. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. A Fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.


                                  FUND EXPENSES

         The Fund will pay all of their expenses other than those expressly assumed by Advisor and Administrator. The principal expenses of the Fund are the annual advisory fee payable to Advisor and distribution and shareholder servicing expenses. Other expenses include: (1) amortization of deferred organizational costs; (2) taxes, if any; (3) expenses for legal, auditing and financial accounting services; (4) expense of preparing (including typesetting, printing and mailing) reports, prospectuses and notices to existing shareholders; (5) administrative fees; (6) custodian fees; (7) expense of issuing and redeeming Fund shares; (8) the cost of registering Fund shares under federal and state laws; (9) shareholder meetings and related proxy solicitation expenses; (10) the fees, travel expenses and other out-of-pocket expenses of Trustees who are not affiliated with Advisor or any of its affiliates; (11) insurance, interest, brokerage and litigation costs; (12) extraordinary expenses as may arise, including expenses incurred in connection with litigation proceedings and claims and the legal obligations of Investment Company to indemnify its Trustees, officers, employees, shareholders, distributors and agents; and (13) other expenses properly payable by the Fund.


                            PERFORMANCE CALCULATIONS

      From time to time the Fund may advertise its total return. The total return of a Fund refers to the average annual compounded rates of return from a hypothetical investment in the Fund over one-, five- and ten-year periods or for the life of the Fund (as stated in the advertisement), assuming the reinvestment of all dividend and capital gains distributions.

      Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from Morningstar, Lipper Analytical Services, Inc., Wall Street Journal Score Card, MSCI EAFE Index, or other industry publications, business periodicals, rating services and market indices. The Fund may also advertise nonstandardized performance information which is for periods in addition to those required to be presented.

      Total return and other performance figures are based on historical earnings and are not indications of future performance.


                             ADDITIONAL INFORMATION

      Custodian, Transfer Agent and Independent Accountants. State Street holds all portfolio securities and cash assets of the Fund, provides portfolio recordkeeping services and serves as the Fund's transfer agent ("Transfer Agent") and custodian ("Custodian"). State Street is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street has no responsibility for the supervision and management of the Fund except as investment advisor. Coopers & Lybrand L.L.P., Boston, Massachusetts, is Investment Company's independent accountants.

      Reports to Shareholders and Shareholder Inquiries. Shareholders will receive an unaudited semiannual financial statement and an annual financial statement audited by Investment Company's independent accountants. Shareholder inquiries regarding the Prospectus, financial statements and shareholder reports may be made by calling Distributor at (800) 647-7327.

      Organization, Capitalization and Voting. Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement dated October 13, 1993, as amended.

      Investment Company issues shares divisible into an unlimited number of series (or funds), each of which is a separate trust under Massachusetts law. The International Growth Opportunities Fund is one such series.

      Fund shares represent an equal proportionate interest in the Fund, have a par value of $.001 per share and are entitled to such relative rights and preferences and dividends and distributions earned on the assets belonging to the Fund as may be declared by the Board of Trustees. Fund shares are fully paid and nonassessable by Investment Company and have no preemptive rights.

      Each Fund share has one vote. There are no cumulative voting rights. There is no annual meeting of shareholders, but special meetings may be held. On any matter that affects only a particular investment fund, only shareholders of that fund vote unless otherwise required by the 1940 Act or the Master Trust Agreement. The Trustees hold office for the life of the Trust. A Trustee may resign or retire, and a Trustee may be removed at any time by a vote of two-thirds of the Investment Company shares or by a vote of a majority of the Trustees. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding. A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.

     Investment Company does not issue share certificates for the Fund. Transfer Agent sends Fund shareholders statements concurrent with any transaction activity, confirming all investments in or redemptions from their accounts. Each statement also sets forth the balance of shares held in the account.

                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110


INVESTMENT ADVISOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


DISTRIBUTOR
Russell Fund Distributors, Inc.
One International Place
Boston, Massachusetts  02110


ADMINISTRATOR
Frank Russell Investment Management Company
909 A Street
Tacoma, Washington 98402


LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts 02109

                                   SSgA FUNDS


                             SSgA Money Market Fund

                      SSgA US Government Money Market Fund

                         SSgA Tax Free Money Market Fund

                             SSgA S&P 500 Index Fund

                               SSgA Small Cap Fund

                           SSgA Special Small Cap Fund

                             SSgA Matrix Equity Fund

                              SSgA Yield Plus Fund

                           SSgA Growth and Income Fund

                             SSgA Intermediate Fund


                         SSgA Active International Fund


                           SSgA Emerging Markets Fund

                              SSgA Bond Market Fund

                         SSgA Life Solutions Growth Fund

                        SSgA Life Solutions Balanced Fund

                   SSgA Life Solutions Income and Growth Fund

                            SSgA High Yield Bond Fund

                  SSgA International Growth Opportunities Fund


                          SSgA Real Estate Equity Fund

                                                   Filed pursuant to Rule 485(b)
                                                    File Nos. 33-19229; 811-5430


                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                              HIGH YIELD BOND FUND

      SSgA Funds is a registered, open-end management investment company with multiple portfolios, each of which is commonly referred to as a mutual fund. This Prospectus describes and offers shares of beneficial interest in one of the funds, the SSgA High Yield Bond Fund (the "High Yield Bond Fund" or the "Fund"). The Fund seeks to maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index. The Fund's shares are offered without sales commissions. However, the Fund pays certain distribution expenses under its Rule 12b-1 plan.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR BY ANY STATE SECURITIES COMMISSION NOR HAS ANY SUCH COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, STATE STREET BANK AND TRUST COMPANY, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

      This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Please read and retain this document for future reference. Additional information about the SSgA Funds has been filed with the Securities and Exchange Commission ("SEC") in Statements of Additional Information ("SAI") dated April 28, 1998. The SAI is incorporated herein by reference and is available without charge from Distributor at its address noted below or by calling (800) 647-7327. The SEC also maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the SSgA Funds. You may also access the SSgA Funds' website at www.ssgafunds.com.


    Investment Advisor, Custodian
         And Transfer Agent:                       Distributor:                          Administrator:
 State Street Bank and Trust Company                                          Frank Russell Investment Management
                                          Russell Fund Distributors, Inc.                   Company
         225 Franklin Street                  One International Place                     909 A Street
     Boston, Massachusetts 02110            Boston, Massachusetts 02110             Tacoma, Washington 98402

                         PROSPECTUS DATED APRIL 28, 1998

                                                    TABLE OF CONTENTS


                                                                     Page
                                                                     ----
Fund Operating Expenses............................................... 3

SSgA Funds............................................................ 4

Manner of Offering.................................................... 4

Investment Objective, Policies and Restrictions....................... 4


Certain Risk Factors..................................................10


Portfolio Turnover ...................................................10


Dividends and Distributions...........................................11


Taxes.................................................................11

Valuation of Fund Shares..............................................12

Purchase of Fund Shares...............................................13

Redemption of Fund Shares.............................................15

General Management....................................................16

Fund Expenses.........................................................19

Performance Calculations..............................................19

Additional Information................................................19

                 FUND OPERATING EXPENSES AFTER FEE REIMBURSEMENT
                            SSgA HIGH YIELD BOND FUND

The following table is intended to assist the investor in understanding the costs and expenses that an investor in the High Yield Bond Fund will incur directly or indirectly. THE EXAMPLES PROVIDED IN THE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For additional information, see -- "General Management."


Shareholder Transaction Expenses:
---------------------------------
       Sales Load Imposed on Purchases                                      None
       Sales Load Imposed on Reinvested Dividends                           None
       Deferred Sales Load                                                  None
       Redemption Fees                                                      None
       Exchange Fee                                                         None

Annual Fund Operating Expenses:
-------------------------------
(as a percentage of average daily net assets)
       Advisory Fees (After Fee Reimbursement)(1)                           .24%
       12b-1 Distribution and Shareholder Servicing Fees(1),(2),(3)         .07
       Other Expenses(1),(2)                                                .34
                                                                            ---

          Total Operating Expenses (After Fee Reimbursement)(1),(4)         .65%
                                                                            ====

Examples:                                         1 year           3 years
--------                                          ------           -------
You would pay the following expenses on a
$1,000 investment, assuming:  (i) 5%
annual return; and (ii) redemption at the
end of each time period:                            $7               $21
                                                    ==               ===


-------------------

(1) The Advisor has agreed to reimburse the Fund for all expenses in excess of .65% of average daily net assets on an annual basis. The total operating expense of the Fund absent reimbursement would be .71% of average daily net assets on an annual basis. The reimbursement agreement will remain in effect for the current fiscal year. The gross annual Advisory fee expense before reimbursement would be .30% of average daily net assets.

(2) The ratios for 12b-1 Distribution and Shareholder Servicing Fees and Other Expenses are based on estimated amounts for the current fiscal year.

(3) The ratio includes .04% for 12b-1 Distribution and .03% for 12b-1 Shareholder Servicing Fees.

(4) Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

                                   SSgA FUNDS

         SSgA Funds ("Investment Company") is an open-end management investment company that is organized as a Massachusetts business trust. In addition, each series of the Investment Company is diversified as defined in the Investment Company Act of 1940, as amended ("1940 Act"). As a "series" company, Investment Company is authorized to issue an unlimited number of shares evidencing beneficial interests in different investment portfolios. Through this Prospectus, Investment Company offers shares in one such portfolio, the High Yield Bond Fund. State Street Bank and Trust Company (the "Advisor" or "State Street") serves as the investment advisor for the Fund.

                               MANNER OF OFFERING

         Distribution and Eligible Investors. Shares of the Fund are offered without a sales commission by Russell Fund Distributors, Inc., Investment Company's distributor (the "Distributor"), to US and foreign institutional and retail investors which invest for their own account or in a fiduciary or agency capacity. The Fund will incur distribution expenses under its Rule 12b-1 plan. See "General Management -- Distribution Services and Shareholder Servicing Arrangements."

                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

         The Fund's nonfundamental investment objective is to maximize total return by investing primarily in fixed income securities, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index. This objective may be changed by the Fund's Board of Trustees without shareholder approval, although shareholders will receive prior notice of any change to the Fund's investment objective. There can be no assurance that the Fund will meet its investment objective.


Under normal market conditions, the Fund attempts to meet its objective by investing at least 65% of its total assets in high yield, high risk debt securities. The Fund may make direct investments in: (1) US Government securities, including US Treasury securities and other obligations issued or guaranteed as to interest and principal by the US Government and its agencies and instrumentalities; (2) corporate debt securities or other corporate instruments; (3) asset-backed securities; (4) mortgage-backed securities including, but not limited to, collateralized mortgage obligations and real estate mortgage investment conduits; (5) repurchase agreements; (6) commercial paper, notes and bonds (including convertible bonds) issued by foreign and domestic corporations; (7) mortgage-related securities; (8) instruments of US and foreign banks, including Eurodollar Certificates of Deposit ("ECDs"); Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("YCDs"), certificates of deposit, time deposits, letters of credit and banker's acceptances; (9) financial futures and option contracts; (10) interest rate exchange agreements and other swap agreements; (11) supranational and sovereign debt obligations including subdivisions and agencies; and (12) other securities and instruments deemed by the Advisor to have characteristics consistent with the Fund's investment objective. Securities may be either fixed income, zero coupon or variable or floating-rate and may be denominated in US dollars or selected foreign currencies. As indicated above, the Fund may invest in derivative securities, including futures and options, interest rate exchange agreements and other swap agreements and collateralized mortgage obligations.


Because the Fund will invest in fixed-income securities, in periods of declining interest rates, the Fund's yield (its income from portfolio investments over a stated period of time) may tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of the Fund may tend to be lower. Also when interest rates are falling, the inflow of new money to the Fund from the continuous sales of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the yield of the Fund. In periods of rising interest rates, the opposite can be true. The net asset value of a Fund investing in fixed-income securities also may change as general levels of interest rates fluctuate. When interest rates increase, the value of a portfolio of fixed-income securities can be expected to decline. Conversely, when interest rates decline, the value of a portfolio of fixed-income securities can be expected to increase.

         The Fund will measure its performance against the Lehman Brothers High Yield Bond Index (the "Index"). The duration of the Index as of December 31, 1997 was 4.41 years. The Index includes fixed rate, public nonconvertible, noninvestment-grade issues registered with the SEC that are rated Ba1 or lower by Moody's Investors Service ("Moody's"). If a Moody's rating is unavailable, the bonds must be rated BB+ or lower by Standard & Poor's Rating Group (S&P"), or by Fitch's Investors Service ("Fitch") if an S&P rating is unavailable. A small number of unrated bonds is included in the Index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

Investment Policies

         The investment policies described below reflect the Fund's current practices, are not fundamental and may be changed by the Board of Trustees of Investment Company without shareholder approval. For more information on the Investment Policies, please see the Statement of Additional Information. To the extent consistent with the Fund's investment objective and restrictions, the Fund may invest in the following instruments and may use the following investment techniques:


High Risk, High Yield Bonds. The Fund may invest in debt securities rated less than BBB- by S&P or Baa by Moody's, or in unrated securities judged by the Advisor to be of comparable quality. Lower rated debt securities generally offer a higher yield than that available from higher grade issues. However, lower rated debt securities involve higher risks than investment-grade bonds, in that they are especially subject to adverse changes in general economic conditions and, in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. Debt rated BB, B, CCC, CC and C by S&P, and debt rated Ba, B, Caa, Ca and C by Moody's, is regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation and Dthe highest. For Moody's, Ba indicates the lowest degree of speculation and C the highest. These lower rated debt securities may include obligations that are in default or that face the risk of default with respect to principal or interest. Such securities are sometimes referred to as "junk bonds." For additional risk associated with high yield bonds, please see "Certain Risk Factors - High Yield Bonds" in this Prospectus.

         Investment-Grade Bonds. The Fund may invest in corporate notes and bonds which are rated investment-grade by a Nationally Recognized Statistical Rating Organization ("NRSRO") or, if unrated, are determined by the Advisor to be of comparable quality. Investment-grade securities include securities rated Baa3 by Moody's or BBB- by S&P (and securities of comparable quality), which securities have speculative characteristics. Please see the Statement of Additional Information for a description of the securities ratings of debt instruments and commercial paper.

         US Government Securities. US Government securities include US Treasury bills, notes and bonds and other obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the US Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

         Repurchase Agreements. The Fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the Fund receives securities as collateral. Under a repurchase agreement, a Fund purchases securities from a financial institution that agrees to repurchase the securities at the Fund's original purchase price plus interest within a specified time (normally one business day). The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness Advisor considers satisfactory. Should the counterparty to a transaction fail financially, the Fund may encounter delay and incur costs before being able to sell the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Fund.


Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." In substance, a reverse repurchase agreement is a borrowing for which the Fund provides securities as collateral. Under a reverse repurchase agreement, the Fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. The Fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Reverse repurchase agreements involve the risk of default by the counterparty, which may adversely affect the Fund's ability to reacquire the underlying securities.


        When-Issued Transactions. The Fund may purchase securities on a when-issued basis. In these transactions, the Fund purchases securities with payment and delivery scheduled for a future time. The Fund segregates cash and marketable securities equal in value to its when-issued commitments. Between the trade and settlement dates, the Fund bears the risk of any fluctuations in the value of the securities. These transactions involve the additional risk that the other party may fail to complete the transaction and cause the Fund to miss a price or yield considered advantageous. The Fund will engage in when-issued transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. The Fund will not invest more than 25% of net assets in when-issued securities.

         Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between the issuers and the holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula.

         Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, cash collateral account, collateralized investment account, subordinated structures, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement of an asset-backed security held by the Fund has been exhausted, an early amortization event may be declared. Principal and interest would be repaid to holders of the trust certificates earlier than initially anticipated. If any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security. Further details are set forth in the Statement of Additional Information under "Investment Restrictions and Policies -- Investment Policies."

         Mortgage-Related Securities. The Fund may invest in fixed or floating rate mortgage-related securities, including but not limited to, Government National Mortgage Association ("GNMA") Certificates ("Ginnie Maes"), Federal Home Loan Mortgage Corporation ("FHLMC") Mortgage Participation Certificates ("Freddie Macs") and Federal National Mortgage Association ("FNMA") Guaranteed Mortgage Certificates ("Fannie Maes"). Mortgage certificates are mortgage-backed securities representing undivided fractional interests in pools of mortgage-backed loans. These loans are made by mortgage bankers, commercial banks, savings and loan associations, and other lenders. Ginnie Maes are guaranteed by the full faith and credit of the US Government, but Freddie Macs and Fannie Maes are not.

         Mortgage-Backed Security Rolls. The Fund may enter into "forward roll" transactions with respect to mortgage-backed securities issued by GNMA, FNMA or FHLMC. In a forward roll transaction, the Fund will sell a mortgage security to a dealer or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. There are two primary risks associated with the roll market for mortgage-backed securities. First, the value and safety of the roll depends entirely upon the counterparty's ability to redeliver the security at the termination of the roll. Therefore, the counterparty to a roll must meet the same credit criteria as any existing repurchase counterparty. Second, the security which is redelivered at the end of the roll period must be substantially the same as the initial security, i.e., it must have the same coupon, be issued by the same agency and be of the same type, have the same original stated term to maturity, be priced to result in similar market yields and must be "good delivery." Within these parameters, however, the actual pools that are redelivered could be less desirable than those originally rolled, especially with respect to prepayment characteristics.

         Interest Rate Swaps. The Fund may enter into interest rate swap transactions with respect to any security it is entitled to hold. Interest rate swaps involve the exchange by the Fund with another party of their respective rights to receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment.

         Zero Coupon Securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Generally, changes in interest rates will have a greater impact on the market value of a zero coupon security than on the market value of comparable securities that pay interest periodically during the life of the instrument.

         Variable and Floating Rate Securities. A floating rate security is a security which provides for the adjustment of its interest rate whenever a specified interest rate (such as a bank's designated prime lending rate) changes. A variable rate security is a security which provides for the adjustment of its interest rate on set dates (such as the last day of the month or calendar quarter). Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate such as the yield on 90-day US Treasury bills or the prime rate of a specified bank. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities.

         Eurodollar Certificates of Deposit, Eurodollar Time Deposits and Yankee Certificates of Deposit. ECDs are US dollar denominated certificates of deposit issued by foreign branches of domestic banks. ETDs are US dollar denominated deposits in foreign banks or foreign branches of US banks. YCDs are US dollar denominated certificates of deposit issued by US branches of foreign banks.

         Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements.

         Futures Contracts and Options on Futures. For hedging purposes, including protecting the price or interest rate of a security the Fund intends to buy, the Fund may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts.

         A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as US Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made. With index futures, no delivery of the actual securities making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

         Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the futures broker. The initial margin serves as a "good faith" deposit that the Fund will honor its futures commitment. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.

         Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

         When trading futures contracts, the Fund will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

         Options on Securities and Securities Indices. The Fund may write and purchase covered put and call options on securities in which it may directly invest. Option transactions will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Fund's total assets. Further, the Fund will not write a put or call option or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover all such options outstanding would exceed 25% of the value of the Fund's total assets.

         The Fund may purchase or sell options on securities indices that are comprised of securities in which the Fund may directly invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing price of the index and the exercise price of the option.

         Lending Portfolio Securities. The Fund may lend portfolio securities with a value of up to 33-1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time. The Fund will receive cash or US Treasury bills, notes and bonds in an amount equal to at least 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus accrued interest. In a loan transaction, as compensation for lending its securities, the Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Advisor to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.

         Convertible Securities. The Fund may invest in convertible securities of foreign or domestic issuers. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure but are usually subordinated to similar nonconvertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

         Special Situations and Illiquid Securities. The Fund and the Advisor believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities, and other similar vehicles (collectively, "special situations") could enhance the Fund's capital appreciation potential. These investments are generally illiquid. The Fund will invest no more than 15% of its net assets in all types of illiquid securities or securities that are not readily marketable, including special situations. Illiquid securities may be more difficult to price and trade. The absence of a regular trading market for illiquid securities imposes additional risks on investment in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

         Commercial Paper. Tax exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject.


Cash Reserves. For defensive purposes, the Fund may temporarily invest 100% of its portfolio in high quality, short-term fixed income securities. These securities include obligations issued or guaranteed as to principal and interest by the US Government, its agencies or instrumentalities and repurchase agreements collateralized by these obligations, commercial paper, bank certificates of deposit, bankers' acceptances and time deposits.

         Total Rate of Return Swaps. The Fund may contract with a counterparty to pay a stream of cash flows and receive the total return of an index or a security for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. The Advisor will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines.

         Purchase of Other Funds. To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing in the shares of another investment company that has a substantially similar investment objective and policies.

Investment Restrictions

         The Fund has fundamental investment restrictions, which may be changed only with the approval of a majority of the Fund's shareholders as defined in the 1940 Act. A more detailed discussion of the Fund's investment restrictions and investment policies appears in the Statement of Additional Information. Unless otherwise noted, the fundamental restrictions apply at the time an investment is made. The Fund may not:


          1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies or instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.

          2. Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase additional investments if borrowed funds (including reverse repurchase agreements) exceed 5% of total assets.

          3. Pledge, mortgage, or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure permitted borrowings.

                              CERTAIN RISK FACTORS

         High Yield Bonds. During periods of economic uncertainty, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. In addition the growth of the market for lower rated debt securities paralleled a long economic expansion. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Fund's ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The Advisor will seek to reduce the risks associated with investing in such securities by the depth of its own credit analysis. Investors should carefully consider their ability to assume the risks of owning shares of a mutual fund that invests in lower-rated securities before making an investment. For additional information, please refer to the Fund's SAI.

         Futures and Options Contracts. There are certain investment risks in using futures contracts and options as a hedging technique. Such risks may include: (1) the inability to close out a futures contract or option caused by the nonexistence of a liquid secondary market; and (2) an imperfect correlation between price movements of the futures contracts or option with price movements of the portfolio securities or securities index subject to the hedge. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed. See Risk Factors in Options, Futures, Forward and Currency Transactions in the Statement of Additional Information.

         Asset-Backed Securities. The value of asset-backed securities is affected by changes in the market's perception of the asset backing the security, changes in the creditworthiness of the servicing agent for the instrument pool, the originator of the instruments or the financial institution providing any credit enhancement, and the expenditure of any portion of any credit enhancement. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying instruments by the obligors, and the Fund would generally have no recourse against the obligee of the instruments in the event of default by an obligor. The underlying instruments are subject to prepayments.

         Mortgage-Backed Security Rolls. There are two primary risks associated with the roll market for mortgage-backed securities. First, the value and safety of the roll depends entirely upon the counterparty's ability to redeliver the security at the termination of the roll. Therefore, the counterparty to a roll must meet the same credit criteria as any existing repurchase counterparty. Second, the security which is redelivered at the end of the roll period must be substantially the same as the initial security, i.e., it must have the same coupon, be issued by the same agency and be of the same type, have the same original stated term to maturity, be priced to result in similar market yields and must be "good delivery." Within these parameters, however, the actual pools that are redelivered could be less desirable than those originally rolled, especially with respect to prepayment characteristics.

                               PORTFOLIO TURNOVER

         Because the Fund will actively trade to benefit from short-term yield disparities among different issues of fixed-income securities, or otherwise to increase its income, the Fund may be subject to a greater degree of portfolio turnover than might be expected from investment companies which invest substantially all of their assets on a long-term basis. However, this higher than average turnover rate is not expected to materially affect the Fund's performance. The portfolio turnover rate cannot be predicted, but it is anticipated that the Fund's annual turnover rate generally will not exceed 250% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (over 100%) will: (1) increase transaction expenses which will adversely affect a Fund's performance; and (2) result in increased brokerage commissions and other transaction costs, and the possibility of realized capital gains.

                           DIVIDENDS AND DISTRIBUTIONS

         The Board of Trustees intends to declare and pay dividends on shares of the Fund quarterly from net investment income. The Board of Trustees intends to declare distributions annually from net short- and long-term capital gains, if any, generally in mid-October. It is intended that an additional distribution may be declared and paid in December if required for the Fund to avoid the imposition of a 4% federal excise tax on undistributed capital gains.

         Dividends declared in October, November or December and payable to shareholders of record in such months will be deemed for Federal income tax purposes to have been paid by the Fund and received by shareholders on December 31 of that year if the dividend is paid prior to February 1 of the following year.

         Income dividend and capital gain distributions will be paid in additional shares at their net asset value on the record date unless the shareholder has elected to receive them in cash. Such election may be made by giving 30 days' written notice to the Transfer Agent. If it is determined that the US Postal Service cannot properly deliver Fund mailings to an investor, the Fund will terminate the investor's election to receive dividends and other distributions in cash. Thereafter, subsequent dividends and other distributions will be automatically reinvested in additional shares of the relevant Fund until the investor notifies the SSgA Funds in writing of the correct address and request in writing that the election to receive dividends and other distributions in cash be reinstated.

         Any dividend or capital gain distribution paid by the Fund shortly after a purchase of shares will reduce the per share net asset value of the Fund by the amount of the dividend or distribution. In effect, the payment will represent a return of capital to the shareholder. However, the shareholder will be subject to taxes with respect to such dividend or distribution.

         Distribution Option. Investors can choose from four different distribution options as indicated on the account Application:


     o Reinvestment Option--Income dividends and capital gains distributions will be automatically reinvested in additional shares of the Fund. If the investor does not indicate a choice on the Application, this option will be automatically assigned.


     o Income-Earned Option--Capital gain distributions will be automatically reinvested, but a check or wire will be sent for each income dividend distribution.


     o Cash Option--A check or wire will be sent for each income dividend and capital gain distribution.


     o Direct Dividends Option--Dividends and capital gain distribution will be automatically invested in another identically registered SSgA Fund.

         Distributions will be sent to a pre-designated bank by the Automatic Clearing House ("ACH") on the payable date.

                                      TAXES


         The Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, the Fund will not be subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) to shareholders. The Board intends to distribute each year substantially all of the Fund's net investment income and net capital gain.



         Dividends from net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net 20% gains and 28% gains are taxable as 20% gains or 28% gains regardless of the length of time a shareholder has held such shares and whether paid in cash or additional shares.


        Dividends and distributions may also be subject to state or local taxes. Depending on the state tax rules pertaining to a shareholder, a portion of the dividends paid by the Fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.

The Fund may purchase bonds at market discount (i.e., bonds with a purchase price less than original issue price or adjusted issue price). If such bonds are subsequently sold at a gain then a portion of that gain equal to the amount of market discount, which should have been accrued through the sale date, will be taxable to shareholders as ordinary income.


        The sale of Fund shares by a shareholder is a taxable event and may result in capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series of portfolios of a mutual fund). Any loss incurred on sale or exchange of Fund shares held for one year or more will be treated as a 20% loss or a 28% loss to the extent of capital gain dividends received with respect to such shares.

         Shareholders will be notified after each calendar year of the amount of income dividends and net capital gains distributed and the percentage of the Fund's income attributable to US Treasury and agency obligations. The Fund is required to withhold a legally determined portion of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.

         The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.

                            VALUATION OF FUND SHARES

         Net Asset Value Per Share. The net asset value per share is calculated on each business day as of the close of the regular trading session of the New York Stock Exchange (ordinarily 4 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for business. Net asset value per share is computed by dividing the current value of the Fund's assets, less its liabilities, by the number of shares of the Fund outstanding and rounding to the nearest cent.

         Valuation of Fund Securities. With the exceptions noted below, the Fund values portfolio securities at market value. This generally means that fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States fixed income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sale price.

         Fixed income securities may be valued using prices provided by a pricing service when such prices are determined by Custodian to reflect the market value of such securities.

         International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of best bid or official bid, as determined by the relevant securities exchange. In the absence of a last sale or best or official bid price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

         Debt obligation securities maturing within 60 days of the valuation date are valued at amortized cost unless the Board determines that the amortized cost method does not represent market value. The amortized cost valuation procedure initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

         The Fund values securities for which market quotations are not readily available at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

                             PURCHASE OF FUND SHARES

         Minimum Initial and Subsequent Investments and Account Balance. The Fund requires a minimum initial investment of $1,000, with the exception of IRA accounts, for which the minimum initial investment is $250. Subsequent investments must be at least $100. An investment in the Fund (other than IRA accounts) may be subject to redemption at the Fund's discretion if the account balance is less than $1,000 as a result of shareholder redemptions. The Transfer Agent will give shareholders 60 days' notice that the account will be closed unless an investment is made to increase the account balance to the $1,000 minimum. Failure to bring the account balance to $1,000 may result in the Transfer Agent closing the account at the net asset value ("NAV") next determined on the day the account is closed and mailing the proceeds to the shareholder's address shown on the Transfer Agent's records. The Fund reserves the right to reject any purchase order. Investors purchasing Fund assets through a pension or other participation plan should contact their plan administrator for further information on purchases.

         Offering Dates and Times. Fund shares may be purchased on any business day without a sales commission. All purchases must be made in US dollars. Purchase orders in good form (described below) and payments for Fund shares in Federal funds (or converted to Federal funds) must be received by the Transfer Agent prior to 4:00 p.m. Eastern time to be effective on the date received. The Fund reserves the right to reject any purchase order if payment for Fund shares has not been received by the Transfer Agent prior to 4:00 p.m. Eastern time.

         Order and Payment Procedures. There are several ways to invest in the Fund. The Fund requires a purchase order in good form, which consists of a completed and signed Application for each new account regardless of the investment method. For additional information, including the IRA package, additional Applications or other forms, call the Customer Service Department at
(800) 647-7327, or write: SSgA Funds, P.O. Box 8317, Boston, MA 02266-8317.

         Mail. For new accounts, please mail the completed Application and check in the return envelope provided. Additional investments should also be made by check. Investors must include the Fund name and account number on their checks, or use the remittance form attached to the confirmation statement (in the return envelope provided). All checks should be made payable to the SSgA Funds (or in the case of a retirement account, the check should be payable to the account's custodian or trustee). All purchase requests should be mailed to one of the following addresses:

   Regular Mail:                        Registered, Express or Certified Mail:

   SSgA Funds                           SSgA Funds
   P.O. Box 8317                        2 Heritage Drive
   Boston, MA  02266-8317               North Quincy, MA  02171


All purchases made by check should be in US dollars from a US bank. Third party checks and checks drawn on credit card accounts will not be accepted. Normally, checks are converted to Federal funds within two business days following receipt of the check. A purchase cannot be effective until Federal funds are received. When purchases are made by check or periodic account investment, payment for redemptions may be withheld until the check or account clears, which may take up to 15 calendar days from the date of purchase.


        Telephone Exchange Privilege. Subject to the Fund's minimum investment requirement, investors may exchange a minimum of $100 of their Fund shares without charge for shares of any other SSgA Fund. To use this option, contact the Customer Service Department at (800) 647-7327. Shares are exchanged on the basis of relative net asset value per share on the business day on which the call is placed or upon written receipt of instructions in good form by the Transfer Agent. Exchanges may be made over the phone if the registrations of the two accounts are identical. If the shares of the Fund were purchased by check, the shares must have been present in an account for 15 days before the exchange is made. The exchange privilege will only be available in states which permit exchanges and may be modified or terminated by the Fund upon 60 days' written notice to shareholders. For Federal income tax purposes, an exchange constitutes a sale of shares, which may result in a capital gain or loss.

         Federal Funds Wire. An investor may make initial or subsequent investments by wiring federal funds to State Street Bank and Trust Company, as Transfer Agent, by:

     1. Telephoning the Customer Service Department at (800) 647-7327 between the hours of 8 a.m. and 4 p.m. Eastern time, and stating: (a) the investor's account registration number, address and social security or tax identification number; (b) the name of the Fund in which the investment is to be made and the account number; and (c) the amount being wired.
     2.  Instructing the wiring bank to wire federal funds to:

                  State Street Bank and Trust Company
                  225 Franklin Street, Boston, MA  02110
                  ABA #0110-0002-8
                  DDA #9904-631-0
                  SSgA High Yield Bond Fund
                  Account Number and Registration

         Failure to properly identify all wires, checks and transfers as indicated above may cause the Transfer Agent to delay, reject and or incorrectly apply the settlement of an investor's purchase.

         Systematic Investment Plan. Investors can make regular investments in the Fund with the Systematic Investment Plan by completing the appropriate section of the Application and attaching a voided personal check. Investors may make investments monthly, quarterly or annually by deducting $100 or more from their bank checking accounts. An investor may change the amount or stop systematic purchase at any time by calling the Customer Service Department at
(800) 647-7327. Investors must meet the Fund's minimum initial requirement before establishing the Systematic Investment Plan. Shares will be purchased at the offering price next determined following receipt of the order by the Transfer Agent.

         Systematic Exchange. The Fund offers the option of having a set amount exchanged within the SSgA Funds for accounts with identical registrations. Investors can choose the date, the frequency (monthly, quarterly or annually) and the amount. Exchanges may be done among the SSgA Funds once the initial investment per Fund has been satisfied.

         Third Party Transactions. Investors purchasing Fund shares through a program of services offered by a financial intermediary, such as a bank, broker-dealer, investment advisor or others, may be required by the intermediary to pay additional fees. Investors should contact the intermediary for information concerning what additional fees, if any, may be charged.

         In Kind Exchange of Securities. The Transfer Agent may, at its discretion, permit investors to purchase shares through the exchange of securities they hold. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least $10 million. Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled--usually within 15 days following the purchase exchange.

         The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Transfer Agent and prior to the exchange will be considered in valuing the securities. All interest, dividends subscription or other rights attached to the securities become the property of the Fund, along with the securities.

                            REDEMPTION OF FUND SHARES

         Fund shares may be redeemed on any business day at the net asset value next determined after the receipt of a redemption request by following one of the methods described below. Typically, payments will be made as soon as possible (but will ordinarily not exceed seven days) and will be mailed to the shareholder's address of record. Upon request, redemption proceeds will be wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Payment for redemption of shares by check may be withheld for up to 15 days after the date or purchase to assure that the check is honored.


Redemption requests must be received prior to 4:00 p.m. Eastern time in order be effective on the date received. Shareholder servicing agents with underlying shareholders in omnibus accounts who receive redemption requests by 4:00 p.m. Eastern time may transmit the request to the Transfer Agent by 9:00 a.m. Eastern time the next business day and receive the dividend as of the day the redemption request was originally made by the underlying shareholder.

         Telephone Redemption. Shareholders may normally redeem Fund shares by telephoning the Customer Service Department at (800) 647-7327 between 8:00 a.m. and 4:00 p.m. Eastern time. Shareholders must complete the appropriate section of the application and attach a voided check (if applicable) before utilizing this feature. The Fund and the Transfer

Agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. The Fund and the Transfer Agent will not be liable for executing instructions that are deemed to be authorized after following reasonable procedures. These procedures include recording telephonic instructions, mailing to the shareholder a written confirmation of the transaction, performing a personal identity test with private information not likely to be known by other individuals, and restricting mailing of redemptions to the shareholder's address of record, if the address has not been changed within 60 days of the redemption request.

         By Wire. Proceeds exceeding $1,000 may be sent via wire transfer to the investor's pre-designated bank. Proceeds may be sent, depending on the Fund, on the same or the next day. Although the Fund does not charge a fee for this feature, the investor's bank may charge a fee for receiving the wire. Investors are advised to check with their bank before requesting this feature. Requests must be received prior to 4:00 p.m. The shares will be redeemed using that day's closing price, and the proceeds will be wired the following business day.

         Check. Proceeds less than $50,000 may be mailed only to the address shown on the Transfer Agent's registration record, provided that the address has not been changed within 60 days of the redemption request. Shares will be redeemed using that day's closing price (NAV). All proceeds by check will normally be sent the following business day.

         During periods of drastic economic or market changes, shareholders using this method may encounter delays. In such event, shareholders should consider using the mail redemption procedure described below.

         Mail. In certain circumstances, a shareholder will need to make a request to sell shares in writing (please use the addresses for purchases by mail listed under "Purchase of Fund Shares"). The shareholder may need to include additional items with the request, as shown in the table below. Shareholders may need to include a signature guarantee, which protects them against fraudulent orders. A signature guarantee will be required if:

     1. The shareholder's address of record has changed within the past 60 days;
     2. The shareholder is redeeming more than $50,000 worth of shares; or
     3. The shareholder is requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

        Signature guarantees can usually be obtained from the following sources:

     1. A broker or securities dealer, registered with a domestic stock exchange;
     2. A federal savings, cooperative or other type of bank;
     3. A savings and loan or other thrift institution;
     4. A credit union; or
     5. A securities exchange or clearing agency.

         Please check with the institution prior to signing to ensure that they are an acceptable signature guarantor. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

                     Seller                                          Requirements for Written Requests
Owner of individual, joint, sole                    o    Letter of instruction, signed by all persons authorized to sign for the
proprietorship, UGMA/UTMA (custodial                     account stating general titles/capacity, exactly as the account is
accounts for minors) or general partner                  registered; and
accounts                                            o    Signature guarantee, if applicable (see above).

Owners of corporate or association accounts         o    Letter of instruction signed by authorized person(s), stating capacity as indicated by the corporate resolution;
                                                    o    Corporate resolution, certified within the past 90 days; and
                                                    o    Signature guarantee, if applicable (see above).

Owners or trustees of trust accounts                o    Letter of instruction, signed by all trustees;
                                                    o    If the trustees are not named in the registration, please provide a copy of the trust document certified within the past 60 days; and
                                                    o    Signature guarantee, if applicable (see above).

Joint tenancy shareholders whose co-tenants are     o    Letter of instruction signed by surviving tenant(s);
deceased                                            o    Certified copy of the death certificate; and
                                                    o    Signature guarantee, if applicable (see above).


         Please contact the Customer Service Department at (800) 647-7327 for questions and further instructions.

         The Fund may pay any portion of the redemption amount in excess of $250,000 by a distribution in kind of readily marketable securities from the portfolio of the Fund in lieu of cash. Investors will incur brokerage charges on the sale of these portfolio securities. The Funds reserve the right to suspend the right of redemption or postpone the date of payment if emergency conditions, as specified in the 1940 Act or as determined by the Securities and Exchange Commission, should exist.

                               GENERAL MANAGEMENT

         The Board of Trustees supervises the management, activities and affairs of the Fund and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the Fund.


Advisory Agreement. The Investment Company employs State Street, through its division State Street Global Advisors, to furnish investment services to the Fund. State Street is one of the largest providers of securities processing and recordkeeping services for US mutual funds and pension funds. State Street Global Advisors is the investment management business of State Street, a 200 year old pioneer and leader in the world of financial services. State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street, with over $458 billion (US) under management as of April 15, 1998, provides complete global investment management services from offices in Atlanta, Boston, Brussels, Copenhagen, Dubai, Hong Kong, London, Minneapolis, Montpellier, Montreal, Munich, Paris, San Francisco, Sydney, Tokyo, and Toronto.


        Advisor, subject to Board supervision, directs the investment of the Fund in accordance with the Fund's investment objective, policies and restrictions. The individual primarily responsible for investment decisions regarding the Fund is Bruce Walbridge, Vice President. Mr. Walbridge has been with State Street since March 1987. Before joining the Fixed Income group in July 1993 as a credit analyst, Mr. Walbridge was an assistant portfolio manager in the International Equity group. Prior to the launch of the SSgA High Income Bond Fund, he managed several domestic bond portfolios including the $4 billion Flagship Government/Corporate Bond Fund. Utilizing his credit analysis background, Mr. Walbridge's focus over the last four and a half years has been on corporate bond analysis and trading. There are three other portfolio managers who assist in managing the Fund. For these services, the Fund pays Advisor a fee, calculated daily and paid monthly, equal to .30% annually of the Fund's average daily net assets.

         The Glass-Steagall Act prohibits a depository state chartered bank such as Advisor from engaging in the business of issuing, underwriting, selling or distributing certain securities. The activities of Advisor in informing its customers of the Fund, performing investment and redemption services and providing custodian, transfer, shareholder servicing, dividend disbursing and investment advisory services may raise issues under these provisions. Advisor has been advised by its counsel that its activities in connection with the Fund are consistent with its statutory and regulatory obligations. The shares offered by this prospectus are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of State Street or its affiliates, and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

         Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Advisor from continuing to perform all or a part of the above services for its customers and/or the Fund. If Advisor were prohibited from serving the Fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services. In such event, changes in the operation of the Fund may occur. It is not expected by Advisor that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.


State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of them. As of April 15, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act.


        Under the Advisor's Code of Ethics, the Advisor's employees in Boston (where investment management operations are conducted) who are deemed to have access to management information are only permitted to engage in personal securities transactions which do not involve securities which the Advisor had recommended for purchase or sale, or purchased or sold, on behalf of its clients. Such employees must report their personal securities transactions quarterly and supply broker confirmations to the Advisor.


Administration Agreement. Frank Russell Investment Management Company ("Administrator") serves as administrator of the Fund. Administrator currently serves as investment manager and administrator to 32 mutual funds with assets of $13.4 billion as of April 15, 1998, and acts as administrator to 23 mutual funds, including the Fund, with assets of $13.6 billion as of April, 1998.


        Pursuant to the Administration Agreement with Investment Company, Administrator will: (1) supervise all aspects of the Fund's operations; (2) provide the Fund with administrative and clerical services, including the maintenance of certain of the Fund's books and records; (3) arrange the periodic updating of the Fund's prospectuses and any supplements thereto; (4) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (5) provide the Fund with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For these services, the High Yield Bond Fund and Investment Company's other domestic portfolios pay Administrator a combined fee that on an annual basis is equal to the following percentages of their average aggregate daily net assets: (1) $0 up to $500 million -- .06%; (2) over $500 million to $1 billion -- .05%; and (3) over $1 billion -- .03%. The percentage of the fee paid by the High Yield Bond Fund is equal to the percentage of average aggregate daily net assets that are attributable to the Fund. Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. Further, the administration fee paid by the Investment Company will be reduced by the sum of certain distribution related expenses, up to certain maximum percentages, as follows: (1) 10% from January 1, 1997 to December 31, 1997; 5% from January 1, 1998 to December 31, 1998; and (3) 0% from January 1, 1999 thereafter.

         Administrator also provides administrative services in connection with the registration of shares of Investment Company with those states in which its shares are offered or sold. Compensation for such services is on a "time spent" basis. Investment Company will pay all registration, exemptive application, renewal and related fees and reasonable out-of-pocket expenses.

         Officers and employees of the Administrator and Distributor are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Confidentiality Manual and Code of Ethics adopted by the Investment Company, Administrator and Distributor. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with Securities and Exchange Commission rules and regulations.

         Distribution Services and Shareholder Servicing. Pursuant to the Distribution Agreement with Investment Company, Distributor, a wholly owned subsidiary of Administrator, serves as distributor for all Fund shares.

         The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The purpose of the Plan is to provide for the payment of certain Investment Company distribution and shareholder servicing expenses. Under the Plan, Distributor will be reimbursed in an amount up to .25% of the Fund's average annual net assets for distribution-related and shareholder servicing expenses. Payments under the Plan will be made to Distributor to finance activity which is intended to result in the sale and retention of Fund shares including: (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of Fund shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

         Under the Plan, the Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Under the Service Agreements, the Service Organizations may provide various services for such customers including: answering inquiries regarding the Fund; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers' account balances and integrating such statements with those of other transactions and balances in the customers' other accounts serviced by the Service Organizations; arranging for bank wires transferring customers' funds; and such other services as the customers may request in connection with the Fund, to the extent permitted by applicable statute, rule or regulation. Service Organizations may receive from the Fund, for shareholder servicing, monthly fees at a rate that shall not exceed .20% per annum of the average daily net asset value of Fund shares owned by or for shareholders with whom the Service Organization has a servicing relationship. Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law.

         The Investment Company has entered into Service Agreements with the Advisor and the following entities related to the Advisor: State Street Brokerage Services, Inc., Metropolitan Division of Commercial Banking, Retirement Investment Services Division and State Street Solutions. The purpose of the Service Agreements is to obtain shareholder services for Fund shares owned by clients of each of these entities. In return for these services, the Investment Company pays each of the entities a fee. These agreements are reviewed annually by the Board of Trustees.

         Payments to Distributor, as well as payments to Service Organizations, are not permitted by the Plan to exceed .25% of the Fund's average net asset value per year. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. The Fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.

                                  FUND EXPENSES

         The Fund will pay all of its expenses other than those expressly assumed by Advisor and Administrator. The principal expenses of the Fund are the annual advisory fee payable to Advisor and distribution and shareholder servicing expenses. Other expenses include: (1) amortization of deferred organizational costs; (2) taxes, if any; (3) expenses for legal, auditing and financial accounting services; (4) expense of preparing (including typesetting, printing and mailing) reports, prospectuses and notices to existing shareholders; (5) administrative fees; (6) custodian fees; (7) expense of issuing and redeeming Fund shares; (8) the cost of registering Fund shares under federal and state laws; (9) shareholder meetings and related proxy solicitation expenses; (10) the fees, travel expenses and other out-of-pocket expenses of Trustees who are not affiliated with Advisor or any of its affiliates; (11) insurance, interest, brokerage and litigation costs; (12) extraordinary expenses as may arise, including expenses incurred in connection with litigation proceedings and claims and the legal obligations of Investment Company to indemnify its Trustees, officers, employees, shareholders, distributors and agents; and (13) other expenses properly payable by the Fund.

                            PERFORMANCE CALCULATIONS

         The Fund may from time to time advertise its yield. Yield is calculated by dividing the net investment income per share earned during the most recent 30-day (or one-month) period by the maximum offering price per share on the last day of the month. This income is then annualized. That is, the amount of income generated by the investment during that 30-day period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment. For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation and dividend income is computed based upon the stated dividend rate of each security in the Fund's portfolio. The calculation includes all recurring fees that are charged to all shareholder accounts.

         From time to time the Fund may advertise its "total return." The total return of the Fund is the average annual compounded rate of return from a hypothetical investment in the Fund over one-, five- and ten-year periods or for the life of the Fund (as stated in the advertisement), assuming the reinvestment of all dividend and capital gains distributions.

         Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from Lipper Analytical Services, Inc., Morningstar, Wall Street Journal Score Card, Lehman Brothers High Yield Bond Index or other industry publications, business periodicals, rating services and market indices. The Fund may also advertise nonstandardized performance information which is for periods in addition to those required to be presented.

         Quoted yields, total returns and other performance figures are based on historical earnings and are not indications of future performance.

                             ADDITIONAL INFORMATION

         Custodian, Transfer Agent and Independent Accountants. State Street holds all portfolio securities and cash assets of the Fund, provides portfolio recordkeeping services and serves as the Fund's transfer agent ("Transfer Agent") and custodian ("Custodian"). State Street is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street has no responsibility for the supervision and management of the Fund except as investment advisor. Coopers & Lybrand L.L.P., Boston, Massachusetts, is Investment Company's independent accountants.

         Reports to Shareholders and Shareholder Inquiries. Shareholders will receive unaudited semiannual financial statements and annual financial statements audited by Investment Company's independent accountants. Shareholder inquiries regarding the Prospectus, financial statements or shareholder balances may be made by calling Distributor at (800) 647-7327.

         Organization, Capitalization and Voting. Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement dated October 13, 1993, as amended.

         Investment Company issues shares divisible into an unlimited number of series (or funds), each of which is a separate trust under Massachusetts law. The High Yield Bond Fund is one such series.

         Each Fund share represents an equal proportionate interest in the Fund, has a par value of $.001 per share and is entitled to such relative rights and preferences and dividends and distributions earned on Fund assets as may be declared by the Board of Trustees. Shares of the Fund are fully paid and nonassessable by Investment Company and have no preemptive rights.

         Each Fund share has one vote. There are no cumulative voting rights. There is no annual meeting of shareholders, but special meetings may be held. On any matter which affects only a particular investment portfolio, only shareholders of that fund may vote unless otherwise required by the 1940 Act or the Master Trust Agreement. The Trustees hold office for the life of the Trust. A Trustee may resign or retire, and may be removed at any time by a vote of two-thirds of the Investment Company shares or by a vote of a majority of the Trustees. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by the holders of not less than 10% of the shares then outstanding. A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.

         Investment Company does not issue share certificates for the Fund. Transfer Agent sends shareholders statements concurrent with any transaction activity, confirming all investments in or redemptions from their accounts. Each statement also sets forth the balance of shares held in the account.

                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110


INVESTMENT ADVISOR, CUSTODIAN, AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


DISTRIBUTOR
Russell Fund Distributors, Inc.
One International Place
Boston, Massachusetts 02110


ADMINISTRATOR
Frank Russell Investment Management Company
909 A Street
Tacoma, Washington 98402


LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts 02109

                                   SSgA FUNDS


                             SSgA Money Market Fund

                      SSgA US Government Money Market Fund

                         SSgA Tax Free Money Market Fund

                             SSgA S&P 500 Index Fund

                               SSgA Small Cap Fund


                           SSgA Special Small Cap Fund


                             SSgA Matrix Equity Fund

                              SSgA Yield Plus Fund

                           SSgA Growth and Income Fund

                             SSgA Intermediate Fund

                         SSgA Active International Fund

                           SSgA Emerging Markets Fund

                              SSgA Bond Market Fund

                         SSgA Life Solutions Growth Fund

                        SSgA Life Solutions Balanced Fund

                   SSgA Life Solutions Income and Growth Fund

                  SSgA International Growth Opportunities Fund

                            SSgA High Yield Bond Fund


                          SSgA Real Estate Equity Fund

                                                   Filed pursuant to Rule 485(b)
                                                    File Nos. 33-19229; 811-5430


                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                             REAL ESTATE EQUITY FUND

      The SSgA Funds is a registered, open-end management investment company with multiple portfolios, each of which is commonly referred to as a mutual fund. This Prospectus describes and offers shares of beneficial interest in one mutual fund, the SSgA Real Estate Equity Fund (the "Real Estate Equity Fund" or the "Fund"). The Real Estate Equity Fund seeks to provide income and capital growth by investing primarily in publicly traded securities of real estate companies. The Fund's shares are offered without sales commissions. However, the Fund pays certain distribution expenses under its Rule 12b-1 plan.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR BY ANY STATE SECURITIES COMMISSION NOR HAS ANY SUCH COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, STATE STREET BANK AND TRUST COMPANY, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

      This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Please read and retain this document for future reference. Additional information about the SSgA Funds has been filed with the Securities and Exchange Commission ("SEC") in Statements of Additional Information ("SAI") dated April 28, 1998. The SAI is incorporated herein by reference and is available without charge from Distributor at its address noted below or by calling (800) 647-7327. The SEC also maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the SSgA Funds. You may also access the SSgA Funds' website at www.ssgafunds.com.


   Investment Advisor, Custodian                Distributor:                           Administrator:
        and Transfer Agent:                                                       Frank Russell Investment
    State Street Bank and Trust        Russell Fund Distributors, Inc.               Management Company
              Company                      One International Place                      909 A Street
        225 Franklin Street              Boston, Massachusetts 02110              Tacoma, Washington 98402
    Boston, Massachusetts 02110

                         PROSPECTUS DATED APRIL 28, 1998

                                TABLE OF CONTENTS

                                                                     Page

Fund Operating Expenses..............................................  3

The SSgA Funds.......................................................  4

Manner of Offering...................................................  4

Investment Objective, Policies and Restrictions......................  4

Risk Factors.........................................................  8

Portfolio Turnover...................................................  8

Dividends and Distributions..........................................  8

Taxes................................................................  9

Valuation of Fund Shares.............................................  9

Purchase of Fund Shares..............................................  10

Redemption of Fund Shares............................................  12

General Management...................................................  14

Fund Expenses........................................................  17

Performance Calculations.............................................  17

Additional Information...............................................  18

                    FUND OPERATING EXPENSES AFTER FEE WAIVER
                          SSgA REAL ESTATE EQUITY FUND

The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Real Estate Equity Fund will incur directly or indirectly. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For additional information, see "General Management."


Shareholder Transaction Expenses:
---------------------------------
       Sales Load Imposed on Purchases                                      None
       Sales Load Imposed on Reinvested Dividends                           None
       Deferred Sales Load                                                  None
       Redemption Fees                                                      None
       Exchange Fee                                                         None

Annual Fund Operating Expenses:
-------------------------------
(as a percentage of average daily net assets)
       Advisory Fees (After Fee Waiver)(1)                                  .39%
       12b-1 Distribution and Shareholder Servicing Fees(1),(2),(3)         .05
       Other Expenses(1),(2)                                                .56
                                                                            ---

          Total Operating Expenses (After Fee Waiver)(1),(4)               1.00%
                                                                           =====

Examples:                                        1 year            3 years
--------                                         ------            -------
You would pay the following expenses on
a $1,000 investment, assuming:  (i) 5%
annual return; and (ii) redemption at
the end of each time period:                       $10               $32
                                                   ===               ===

-------------------------

(1) The Advisor voluntarily agrees to waive up to the full amount of its Advisory fee of .65% to the extent that total expenses exceed 1.00% on an annual basis. The total operating expenses of the Fund absent fee waiver would be 1.26% of average daily net assets on an annual basis. The Advisory fee waiver will be in effect for the current fiscal year.

(2) The ratios for 12b-1 distribution and shareholder servicing fees and other expenses are based on estimated amounts for the current fiscal year with expected annual average net assets of $20 million.

(3) The ratio inludes .02% for 12b-1 Distribution and .03% for 12b-1 Shareholder Servicing Fees.

(4) Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

                                 THE SSgA FUNDS

      The SSgA Funds ("Investment Company") is an open-end management investment company that is organized as a Massachusetts business trust. In addition, each series of the Investment Company is diversified as defined in the Investment Company Act of 1940, as amended ("1940 Act"). As a "series" company, Investment Company is authorized to issue an unlimited number of shares evidencing beneficial interests in different investment portfolios. Through this Prospectus, Investment Company offers shares in one such portfolio, the Real Estate Equity Fund. State Street Bank and Trust Company ("Advisor" or "State Street") serves as the investment advisor for the Fund.


                               MANNER OF OFFERING

      Distribution and Eligible Investors. Shares of the Fund are offered without a sales commission by Russell Fund Distributors, Inc. (the "Distributor"), Investment Company's distributor, to US and foreign institutional and retail investors that invest for their own account or in a fiduciary or agency capacity. The Fund will incur distribution expenses under its Rule 12b-1 plan. See "General Management -- Distribution Services and Shareholder Servicing Arrangements."


                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

      The Fund's non-fundamental investment objective is to provide income and capital growth by investing primarily in publicly traded securities of real estate companies. This objective may be changed without shareholder approval. Shareholders would, however receive at least 60 days' prior notice of any change to the Fund's investment objective. There can be no assurance that the Fund will meet its stated investment objective.

     Under normal market conditions, the Advisor will invest at least 65% of the Fund's total assets in equity interests in Real Estate Investment Trust ("REIT") securities contained in the Standard & Poor's REIT Index (the "S&P REIT Index"). The Fund will attempt to meet its objective through the active selection of REIT securities, across different types and regions. The selection of investments will be made based on the fundamental research that the Advisor conducts through its strategy and research analyst team. Because the Fund will concentrate 25% or more of its total assets in the real estate and real estate related industries, the Fund will be subject to the risks associated with the direct ownership of real estate. For a detailed discussion, please see "Risk Factors--Real Estate Investments."

      In addition to the equity securities of REITs, the Fund may invest up to 35% of its total assets in equity securities not contained in the S&P REIT Index, including other domestic equity securities, fixed-income instruments, cash, cash equivalents, futures and options, and special situations. See "Investment Policies". The Fund may temporarily for defensive purposes, without limitation, invest in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. See "Investment Policies -- Cash Reserves."


S&P REIT Index. S&P launched the S&P REIT (Real Estate Investment Trust)
Index on June 26, 1997; modeled after the other highly regarded S&P Indexes. The S&P REIT index consists of 100 REIT's and covers more than 80% of the securitized real estate market. Each REIT security is carefully screened to insure proper liquidity. Issues have to be traded on major US stock exchange to qualify and must have a market value of at least $100 million. In addition to requiring a high level of liquidity, Standard & Poor's also insists upon stringent financial fundamentals for REIT's chosen to be in the Index. Specifically, in order to qualify, a REIT must demonstrate a strong level of earnings performance and a consistent record of paying dividends. The index is comprised of three major types of REITS: equity, mortgage and hybrid. The index also reflects the property distribution of the REIT marketplace. Roughly 25% of the REIT's in the index are invested in retail properties such as shopping malls, strip malls, and outlet centers. Another 23% of the index is in REIT's tied to residential properties, such as apartment buildings. Almost 16% of the index in securities invested is in industrial and office complexes.


Investment Policies.

         The investment policies described below reflect the Fund's current practices, are not fundamental and may be changed by the Board of Trustees of Investment Company without shareholder approval. For more information on the Investment Policies, please see the Statement of Additional Information. To the extent consistent with the Fund's investment objective and restrictions, the Fund may invest in the following instruments and may use the following investment techniques:

       US Equity Securities. The Fund may invest in common and preferred equity securities publicly traded in the United States. Common stocks represent an ownership interest in a corporation. This ownership interest often gives the Fund the right to vote on measures affecting the company's organization and operations. Although common stocks have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies.

       Real Estate Investment Trusts. Equity REITs are defined as REITs with 75% or greater of their gross invested book assets invested directly or indirectly in the equity ownership of real estate, and their value depends upon that of the underlying properties. Mortgage REITs are defined as REITs with 75% or more of their gross invested book assets invested directly or indirectly in mortgages. Mortgage trusts make construction, development or long-term mortgage loans, and are sensitive to the credit quality of the borrower. Hybrid REITs are defined as not meeting the equity or mortgage tests. The value of real estate investment trusts is also affected by management skill, cash flow, and tax and regulatory requirements. Investments in equity and mortgage REITs are subject to different risk factors. See "Risk Factors."

       Real Estate-Related Industries. In addition to real estate investment trusts, real estate industry companies may include: brokers or real estate developers; and companies with substantial real estate holdings, such as paper and lumber producers and hotel and entertainment companies.

       US Government Securities. US Government securities include US Treasury bills, notes, and bonds and other obligations issued or guaranteed as to interest and principal by the US Government and its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the US Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

       Lending Portfolio Securities. The Fund may lend portfolio securities with a value of up to 33-1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time. The Fund will receive cash or US Treasury bills, notes and bonds in an amount equal to at least 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus accrued interest. In a loan transaction, as compensation for lending it securities, the Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Advisor to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.

      Cash Reserves. For the purpose of investing uncommitted cash balances or to maintain liquidity to meet shareholder redemptions, the Fund may invest temporarily and without limitation in high quality short-term fixed income securities. These securities include obligations issued or guaranteed as to principal and interest by the US Government, its agencies or instrumentalities and repurchase agreements collateralized by these obligations, commercial paper, bank certificates of deposit, bankers' acceptances and time deposits.

      Securities Warrants. The Fund may invest up to 5% of its net assets in warrants of foreign or domestic issuers. Included in such amount, but not to exceed 2% of the value of the Fund's total net assets, may be warrants that are not listed on a securities exchange. A warrant typically is a long term option issued by a corporation which generally gives the holder the privilege of buying a specified number of shares of the underlying common stock of the issuer at a specified exercise price at any time on or before an expiration date. Stock index warrants entitle the holder to receive, upon exercise, an amount in cash determined by reference to fluctuations in the level of a specified stock index. If the Fund does not exercise or dispose of a warrant prior to its expiration, it will expire worthless.

         Repurchase Agreements. The Fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. Under a repurchase agreement, a Fund purchases securities from a financial institution that agrees to repurchase the securities at the Fund's original purchase price plus interest within a specified time (normally one business day). The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness Advisor considers satisfactory. Should the counterparty to a transaction fail financially, the Fund may encounter delay and incur costs before being able to sell the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Fund.

      Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." Under a reverse repurchase agreement, the Fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. The Fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Reverse repurchase agreements involve the risk of default by the counterparty, which may adversely affect the Fund's ability to reacquire the underlying securities.

      Illiquid Securities. The Fund will not invest more than 15% of its net assets in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration. The absence of a regular trading market for illiquid securities imposes additional risks on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

      Special Situations. The Fund may invest up to 25% of its net assets in special situations involving real estate, including investments involving joint ventures, real estate mortgage loans, and private placements, provided that in no case will the Fund hold fee title in real estate.

       Options on Securities and Securities Indices. The Fund may write and purchase covered put and call options on securities in which it may directly invest. Option transactions of the Fund will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Fund's total net assets. Further, the Fund will not write a put or call option or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Fund's total assets.

       The Fund may purchase or sell options on securities indices that are comprised of securities in which it may directly invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded.

       Futures Contracts and Options on Futures. For hedging purposes, including protecting the price or interest rate of a security the Fund intends to buy, the Fund may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts.

       A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as US Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made. A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the stock index. Under such contracts, no delivery of the actual securities making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

       Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, the Fund is required to deposit an initial margin with Custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that the Fund will honor its futures commitment. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.

       Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

       When trading futures contracts, the Fund will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

      Equity Swaps. Equity swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although swap agreements entail the risk that a party will default on its payment obligations, the portfolios will minimize this risk by entering into agreements only with counterparties that the Advisor deems creditworthy. Swap agreements also bear the risk that the portfolios will not be able to meet their obligation to the counterparty. This risk will be mitigated by investing the portfolios in the specific asset for which it is obligated to pay a return.

      Purchase of Other Funds. To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of another investment company that has substantially similar investment objectives and policies.

Investment Restrictions

      The Fund has fundamental investment restrictions, which may be changed only with the approval of a majority of the Fund's shareholders as defined in the 1940 Act. A more detailed discussion of the Fund's investment restrictions and investment policies appears in the Statement of Additional Information. Unless otherwise noted, the investment restrictions apply at the time an investment is made. The Fund may not:

      1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies or instrumentalities, except that the Fund may invest 25% or more of its total assets in real estate-related industries described under "Investment Policies"). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.

      2. Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time a Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. A Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

      3. Pledge, mortgage, or hypothecate its assets. However, a Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure permitted borrowings.


                                  RISK FACTORS

      Futures Contracts and Options on Futures. There are certain investment risks in using futures contracts and options as a hedging technique. Such risks may include: (1) the inability to close out a futures contract or option caused by the nonexistence of a liquid secondary market; and (2) an imperfect correlation between price movements of the futures contracts or option with price movements of the portfolio securities or securities index subject to the hedge. The successful use of options and futures also depends on Advisor's ability to correctly predict price movements in the market involved in a particular options or futures transaction.

      Real Estate Investments. Real estate investments are sensitive to conditions affecting the real estate industry, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in neighborhood values, the appeal of properties to tenants, rental income issues and increases in interest rates. In addition, equity real estate investment trusts may be affected by changes in the value of the underlying property owned by the trust, while mortgage real estate investment trusts may be affected by the quality of any credit extended. Moreover, the underlying portfolios of equity and mortgage real estate trusts may not be diversified, and are therefore subject to the risk of financing a single or a limited number of projects. Such trusts are also dependent upon management skills and are subject to heavy cash flow dependence, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the 1940 Act. The value of securities of companies which service the real estate industry may also be affected by these risks.

                               PORTFOLIO TURNOVER

      The portfolio turnover rate cannot be predicted, but it is anticipated that the Fund's annual turnover rate generally will not exceed 50%.

      The Fund may effect portfolio transactions through State Street Brokerage Services, Inc. an affiliate of the Advisor, when the Advisor determines that the Fund will receive competitive execution, price and commissions.

                           DIVIDENDS AND DISTRIBUTIONS


The Board of Trustees intends to declare and pay dividends on shares of the Fund quarterly from net investment income. The Board of Trustees intends to declare distributions annually from net short-term capital gains and from net 20% or 28% capital gains, if any, generally in mid-October. It is intended that an additional distribution may be declared and paid in December if required for the Fund to avoid the imposition of a 4% federal excise tax on undistributed capital gains.


        Dividends declared in October, November or December and payable to shareholders of record in such months will be deemed for Federal income tax purposes to have been paid by the Fund and received by shareholders on December 31 of that year if the dividend is paid prior to February 1 of the following year.

         Income dividend and capital gain distributions will be paid in additional shares at their net asset value on the record date unless the shareholder has elected to receive them in cash. Such election may be made by giving 30 days' written notice to the Transfer Agent. If it is determined that the US Postal Service cannot properly deliver Fund mailings to an investor, the Fund will terminate the investor's election to receive dividends and other distributions in cash. Thereafter, subsequent dividends and other distributions will be automatically reinvested in additional shares of the relevant Fund until the investor notifies the SSgA Funds in writing of the correct address and request in writing that the election to receive dividends and other distributions in cash be reinstated.

         Any dividend or capital gain distribution paid by the Fund shortly after a purchase of shares will reduce the per share net asset value of the Fund by the amount of the dividend or distribution. In effect, the payment will represent a return of capital to the shareholder. However, the shareholder will be subject to taxes with respect to such dividend or distribution.

         Distribution Option. Investors can choose from four different distribution options as indicated on the account Application:

     o Reinvestment Option--Dividends and capital gains distributions will be automatically reinvested in additional shares of the Fund. If the investor does not indicate a choice on the Application, this option will be automatically assigned.

     o Income-Earned Option--Capital gain distributions will be automatically reinvested, but a check or wire will be sent for each dividend distribution.

     o Cash Option--A check or wire will be sent for each dividend and capital gain distribution.

     o Direct Dividends Option--Dividends and capital gain distribution will be automatically invested in another identically registered SSgA Fund.

         Distributions will be sent to a pre-designated bank by the Automatic Clearing House ("ACH") on the payable date.


                                      TAXES

      The Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, the Fund will not be subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) to its shareholders. The Board intends to distribute each year substantially all of the Fund's net investment income and net capital gains.



     Dividends from net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net 20% gains and 28% gains are taxable as 20% gains or 28% gains regardless of the length of time a shareholder has held such shares and whatever paid in cash or additional shares.

     Dividends and distributions may also be subject to state or local taxes. Depending on the state tax rules pertaining to a shareholder, a portion of the dividends paid by the Fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.

      The sale of Fund shares by a shareholder is a taxable event and may result in capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series of portfolios of a mutual fund). Any loss incurred on the sale or exchange of Fund shares held for one year or more will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

      Shareholders will be notified after each calendar year of the amounts of income dividends and net capital gains distributions and the percentage of the Fund's income attributable to US Treasury and agency obligations. The Fund is required to withhold a legally determined portion of all taxable dividends, distributions, and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.

      The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.


                            VALUATION OF FUND SHARES

      Net Asset Value Per Share. The Fund determines net asset value once each business day as of the close of the regular trading session of the New York Stock Exchange (ordinarily 4 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for business. Net asset value per share is computed by dividing the current value of the Fund's assets, less its liabilities, by the number of shares of the Fund outstanding and rounding to the nearest cent.

      Valuation of Fund Securities. With the exceptions noted below, the Fund values portfolio securities at market value. This generally means that equity and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sale price.

      Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Fixed income securities therefore may be valued using prices provided by a pricing service when such prices are determined by Custodian to reflect the market value of such securities.

      Debt obligation securities maturing within 60 days of the valuation date are valued at amortized cost unless the Board determines that the amortized cost method does not represent market value. The amortized cost valuation procedure initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

      The Fund values securities for which market quotations are not readily available at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

                             PURCHASE OF FUND SHARES

         Minimum Initial and Subsequent Investments and Account Balance. The Fund requires a minimum initial investment of $1,000, with the exception of IRA accounts, for which the minimum initial investment is $250. Subsequent investments must be at least $100. An investment in the Fund (other than IRA accounts) may be subject to redemption at the Fund's discretion if the account balance is less than $1,000 as a result of shareholder redemptions. The Transfer Agent will give shareholders 60 days' notice that the account will be closed unless an investment is made to increase the account balance to the $1,000 minimum. Failure to bring the account balance to $1,000 may result in the Transfer Agent closing the account at the net asset value ("NAV") next determined on the day the account is closed and mailing the proceeds to the shareholder's address shown on the Transfer Agent's records. The Fund reserves the right to reject any purchase order. Investors purchasing Fund assets through a pension or other participation plan should contact their plan administrator for further information on purchases.

         Offering Dates and Times. Fund shares may be purchased on any business day without a sales commission. All purchases must be made in US dollars. Purchase orders in good form (described below) and payments for Fund shares in Federal funds (or converted to Federal funds) must be received by the Transfer Agent prior to 4:00 p.m. Eastern time to be effective on the date received. The Fund reserves the right to reject any purchase order if payment for Fund shares has not been received by the Transfer Agent prior to 4:00 p.m. Eastern time.

         Order and Payment Procedures. There are several ways to invest in the Fund. The Fund requires a purchase order in good form, which consists of a completed and signed Application for each new account regardless of the investment method. For additional information, including the IRA package, additional Applications or other forms, call the Customer Service Department at
(800) 647-7327, or write: SSgA Funds, P.O. Box 8317, Boston, MA 02266-8317.

         Mail. For new accounts, please mail the completed Application and check in the return envelope provided. Additional investments should also be made by check. Investors must include the Fund name and account number on their checks, or use the remittance form attached to the confirmation statement (in the return envelope provided). All checks should be made payable to the SSgA Funds (or in the case of a retirement account, the check should be payable to the account's custodian or trustee). All purchase requests should be mailed to one of the following addresses:

   Regular Mail:                 Registered, Express or Certified Mail:

   SSgA Funds                    SSgA Funds
   P.O. Box 8317                 2 Heritage Drive
   Boston, MA  02266-8317        North Quincy, MA  02171


     All purchases made by check should be in US dollars from a US bank. Third party checks and checks drawn on credit card accounts will not be accepted. Normally, checks are converted to Federal funds within two business days following receipt of the check. A purchase cannot be effective until Federal funds are received. When purchases are made by check or periodic account investment, payment for redemptions may be withheld until the check or account clears, which may take up to 15 calendar days from the date of purchase.


     Telephone Exchange Privilege. Subject to the Fund's minimum investment requirement, investors may exchange a minimum of $100 of their Fund shares without charge for shares of any other SSgA Fund. To use this option, contact the Customer Service Department at (800) 647-7327. Shares are exchanged on the basis of relative net asset value per share on the business day on which the call is placed or upon written receipt of instructions in good form by the Transfer Agent. Exchanges may be made over the phone if the registrations of the two accounts are identical. If the shares of the Fund were purchased by check, the shares must have been present in an account for 15 days before the exchange is made. The exchange privilege will only be available in states which permit exchanges and may be modified or terminated by the Fund upon 60 days' written notice to shareholders. For Federal income tax purposes, an exchange constitutes a sale of shares, which may result in a capital gain or loss.

     Federal Funds Wire. An investor may make initial or subsequent investments by wiring federal funds to State Street Bank and Trust Company, as Transfer Agent, by:

     1. Telephoning the Customer Service Department at (800) 647-7327 between the hours of 8 a.m. and 4 p.m. Eastern time, and stating: (a) the investor's account registration number, address and social security or tax identification number; (b) the name of the Fund in which the investment is to be made and the account number; and (c) the amount being wired.
     2.  Instructing the wiring bank to wire federal funds to:

                  State Street Bank and Trust Company
                  225 Franklin Street, Boston, MA  02110
                  ABA #0110-0002-8
                  DDA #9904-631-0
                  SSgA Real Estate Equity Fund
                  Account Number and Registration

         Failure to properly identify all wires, checks and transfers as indicated above may cause the Transfer Agent to delay, reject and or incorrectly apply the settlement of an investor's purchase.

         Systematic Investment Plan. Investors can make regular investments in the Fund with the Systematic Investment Plan by completing the appropriate section of the Application and attaching a voided personal check. Investors may make investments monthly, quarterly or annually by deducting $100 or more from their bank checking accounts. An investor may change the amount or stop systematic purchase at any time by calling the Customer Service Department at
(800) 647-7327. Investors must meet the Fund's minimum initial requirement before establishing the Systematic Investment Plan. Shares will be purchased at the offering price next determined following receipt of the order by the Transfer Agent.

         Systematic Exchange. The Fund offers the option of having a set amount exchanged within the SSgA Funds for accounts with identical registrations. Investors can choose the date, the frequency (monthly, quarterly or annually) and the amount. Exchanges may be done among the SSgA Funds once the initial investment per Fund has been satisfied.

         Third Party Transactions. Investors purchasing Fund shares through a program of services offered by a financial intermediary, such as a bank, broker-dealer, investment advisor or others, may be required by the intermediary to pay additional fees. Investors should contact the intermediary for information concerning what additional fees, if any, may be charged.

         In Kind Exchange of Securities. The Transfer Agent may, upon consulting with the advisor, permit investors to purchase shares through the exchange of securities they hold. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least $10 million. Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled--usually within 15 days following the purchase exchange.

         The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Transfer Agent and prior to the exchange will be considered in valuing the securities. All interest, dividends subscription or other rights attached to the securities become the property of the Fund, along with the securities.

                            REDEMPTION OF FUND SHARES

         Fund shares may be redeemed on any business day at the net asset value next determined after the receipt of a redemption request by following one of the methods described below. Typically, payments will be made as soon as possible (but will ordinarily not exceed seven days) and will be mailed to the shareholder's address of record. Upon request, redemption proceeds will be wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Payment for redemption of shares by check may be withheld for up to 15 days after the date or purchase to assure that the check is honored.


Redemption requests must be received prior to 4:00 p.m. Eastern time in order be effective on the date received. Shareholder servicing agents with underlying shareholders in omnibus accounts who receive redemption requests by 4:00 p.m. Eastern time may transmit the request to the Transfer Agent by 9:00 a.m. Eastern time the next business day and receive the dividend as of the day the redemption request was originally made by the underlying shareholder.

         Telephone Redemption. Shareholders may normally redeem Fund shares by telephoning the Customer Service Department at (800) 647-7327 between 8:00 a.m. and 4:00 p.m. Eastern time. Shareholders must complete the appropriate section of the application and attach a voided check (if applicable) before utilizing this feature. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. The Fund and the Transfer Agent will not be liable for executing instructions that are deemed to be authorized after following reasonable procedures. These procedures include recording telephonic instructions, mailing to the shareholder a written confirmation of the transaction, performing a personal identity test with private information not likely to be known by other individuals, and restricting mailing of redemptions to the shareholder's address of record, if the address has not been changed within 60 days of the redemption request.

         By Wire. Proceeds exceeding $1,000 may be sent via wire transfer to the investor's pre-designated bank. Proceeds may be sent, depending on the Fund, on the same or the next day. Although the Fund does not charge a fee for this feature, the investor's bank may charge a fee for receiving the wire. Investors are advised to check with their bank before requesting this feature. Requests must be received prior to 4:00 p.m. The shares will be redeemed using that day's closing price, and the proceeds will be wired the following business day.

         Check. Proceeds less than $50,000 may be mailed only to the address shown on the Transfer Agent's registration record, provided that the address has not been changed within 60 days of the redemption request. Shares will be redeemed using that day's closing price (NAV). All proceeds by check will normally be sent the following business day.

         During periods of drastic economic or market changes, shareholders using this method may encounter delays. In such event, shareholders should consider using the mail redemption procedure described below.

         Mail. In certain circumstances, a shareholder will need to make a request to sell shares in writing (please use the addresses for purchases by mail listed under "Purchase of Fund Shares"). The shareholder may need to include additional items with the request, as shown in the table below. Shareholders may need to include a signature guarantee, which protects them against fraudulent orders. A signature guarantee will be required if:

     1. The shareholder's address of record has changed within the past 60 days;
     2. The shareholder is redeeming more than $50,000 worth of shares; or
     3. The shareholder is requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

         Signature guarantees can usually be obtained from the following sources:

     1. A broker or securities dealer, registered with a domestic stock exchange;
     2. A federal savings, cooperative or other type of bank;
     3. A savings and loan or other thrift institution;
     4. A credit union; or
     5. A securities exchange or clearing agency.

         Please check with the institution prior to signing to ensure that they are an acceptable signature guarantor. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

                      Seller                                                      Requirements for Written Requests
Owner of individual, joint, sole proprietorship,                 o    Letter of instruction, signed by all persons authorized  to
UGMA/UTMA (custodial accounts for minors) or                          sign for the account stating general titles/capacity, exactly
general partner accounts                                              as the account is registered; and
                                                                 o    Signature guarantee, if applicable (see above).

Owners of corporate or association accounts                      o    Letter of instruction signed by
                                                                      authorized person(s), stating capacity
                                                                      as indicated by the corporate
                                                                      resolution;
                                                                 o    Corporate resolution, certified within the
                                                                      past 90 days; and
                                                                 o    Signature guarantee, if applicable (see
                                                                      above).

Owners or trustees of trust accounts                             o    Letter of instruction, signed by all trustees;
                                                                 o    If the trustees are not named in the registration, please
                                                                      provide a copy of the trust document certified within the past
                                                                      60 days; and
                                                                 o    Signature guarantee, if applicable (see above).

Joint tenancy shareholders whose co-tenants                      o    Letter of instruction signed by surviving tenant(s);
are deceased                                                     o    Certified copy of the death certificate; and
                                                                 o    Signature guarantee, if applicable (see above).


         Please contact the Customer Service Department at (800) 647-7327 for questions and further instructions.

         The Fund may pay any portion of the redemption amount in excess of $250,000 by a distribution in kind of readily marketable securities from the portfolio of the Fund in lieu of cash. Investors will incur brokerage charges on the sale of these portfolio securities. The Funds reserve the right to suspend the right of redemption or postpone the date of payment if emergency conditions, as specified in the 1940 Act or as determined by the Securities and Exchange Commission, should exist.

                               GENERAL MANAGEMENT

      The Board of Trustees supervises the management, activities and affairs of the Fund and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the Fund.


      Advisory Agreement. The Investment Company employs State Street, through its division State Street Global Advisors, to furnish investment services to the Fund. State Street is one of the largest providers of securities processing and recordkeeping services for US mutual funds and pension funds. State Street Global Advisors is the investment management business of State Street, a 200 year old pioneer and leader in the world of financial services. State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street, with over $458 billion (US) under management as of April 15, 1998, provides complete global investment management services from offices in Atlanta, Boston, Brussels,

Copenhagen, Dubai, Hong Kong, London, Minneapolis, Montpellier, Montreal, Munich, Paris, San Francisco, Sydney, Tokyo, and Toronto.


      Advisor, subject to Board supervision, directs the investment of the Fund in accordance with the Fund's investment objective, policies and restrictions. The individual primarily responsible for investment decisions regarding the Fund is Stephen P. Burke. Mr. Burke is Vice President of State Street Global Advisors. Mr. Burke joined the firm in 1996. He is a member of the Strategy Committee. Mr. Burke's responsibilities include management of Trust & Investments fixed income and real estate investment trust groups. In this role he actively manages fixed income and REIT portfolios. He also directs the research effort on both products. Prior to joining SSgA, Mr. Burke worked for eight years with an investment advisor where he managed fixed income assets for individuals, banks, bank trust departments, and pension and profit sharing accounts. He is a graduate of Boston College with a B.S. degree in Finance. There will be four other portfolio managers working with Mr. Burke. For these services, the Fund pays Advisor a fee, calculated daily and paid monthly as described on the Fund's operating expense table.

      The Glass-Steagall Act prohibits a depository state chartered bank such as Advisor from engaging in the business of issuing, underwriting, selling or distributing certain securities. The activities of Advisor in informing its customers of the Fund, performing investment and redemption services and providing custodian, transfer, shareholder servicing, dividend disbursing and investment advisory services may raise issues under these provisions. Advisor has been advised by its counsel that its activities in connection with the Fund are consistent with its statutory and regulatory obligations. The shares offered by this Prospectus are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of State Street or its affiliates, and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

      Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Advisor from continuing to perform all or a part of the above services for its customers and/or the Funds. If Advisor were prohibited from serving the Funds in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services. In such event, changes in the operation of the Fund may occur. It is not expected by Advisor that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.


State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of April 15, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act.


      Under State Street Global Advisor's Code of Ethics, State Street Global Advisor's employees in Boston (where investment management operations are conducted) who are deemed to have access to management information are only permitted to engage in personal securities transactions which do not involve securities which the Advisor had recommended for purchase or sale, or purchased or sold, on behalf of its clients. Such employees must report their personal securities transactions quarterly and supply broker confirmations to the Advisor.


      Administration Agreement. Frank Russell Investment Management Company ("Administrator") serves as administrator of the Fund. Administrator currently serves as investment manager and administrator to 32 mutual funds with assets of$13.4 billion as of April 15, 1998, and acts as administrator to 23 mutual funds, including the Fund, with assets of $13.6 billion as of April 15, 1998.

         Pursuant to the Administration Agreement with the Investment Company, the Administrator will: (1) supervise all aspects of the Funds' operations; (2) provide the Funds with administrative and clerical services, including the maintenance of certain of the Funds' books and records; (3) arrange the periodic updating of the Funds' prospectuses and any supplements thereto; (4) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (5) provide the Funds with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For these services, the Real Estate Equity Fund pays Administrator a fee that on an annual basis is equal to the following percentages of each Fund's average daily net assets: $0 to and including $500 million -- .06%; over $500 million to and including $1 billion --
 .05%; and over $1 billion .03%. The percentage of the fee paid by a particular Fund is equal to the percentage of average aggregate daily net assets that are attributable to that Fund. Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. Further, the administration fee paid by the Investment Company will be reduced by the sum of certain distribution related expenses, up to certain maximum percentages, as follows: (1) 10% from January 1, 1997 to December 31, 1997; 5% from January 1, 1998 to December 31, 1998; and (3) 0% from January 1, 1999 thereafter.

      Administrator also provides administrative services in connection with the registration of shares of Investment Company with those states in which its shares are offered or sold. Compensation for such services is on a time spent basis. Investment Company will pay all registration, exemptive application, renewal and related fees and reasonable out-of-pocket expenses.

         Officers and employees of the Administrator and Distributor are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Confidentiality Manual and Code of Ethics adopted by the Investment Company, Administrator and Distributor. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with Securities and Exchange Commission rules and regulations.

      Distribution Services and Shareholder Servicing Arrangements. Pursuant to the Distribution Agreement with Investment Company, the Distributor, a wholly owned subsidiary of Administrator, serves as distributor for all Fund shares.

         The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The purpose of the Plan is to provide for the payment of certain Investment Company distribution and shareholder servicing expenses. Under the Plan, Distributor will be reimbursed in an amount up to .25% of the Fund's annual average net assets for distribution-related and shareholder servicing expenses. Payments under the Plan will be made to Distributor to finance activity which is intended to result in the sale and retention of Fund shares including: (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of Fund shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

      Under the Plan, the Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Under the Service Agreements, the Service Organizations may provide various services for such customers including: answering inquiries regarding the Fund; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers' account balances and integrating such statements with those of other transactions and balances in the customers' other accounts serviced by the Service Organizations; arranging for bank wires transferring customers' funds; and such other services as the customers may request in connection with the Fund, to the extent permitted by applicable statute, rule or regulation. Service Organizations may receive from the Fund, for shareholder servicing, monthly fees at a rate that shall not exceed .20% per annum of the average daily net asset value of the Fund's shares owned by or for shareholders with whom the Service Organization has a servicing relationship. Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law.

         The Investment Company has entered into Service Agreements with the Advisor and the following entities related to the Advisor: State Street Brokerage Services, Inc., Metropolitan Division of Commercial Banking, Retirement Investment Services Division and State Street Solutions. The purpose of the Service Agreements is to obtain shareholder services for Fund shares owned by clients of each of these entities. In return for these services, the Investment Company pays each of the entities a fee. These agreements are reviewed annually by the Board of Trustees.


      Payments to the Distributor, as well as payments to Service Organizations from the Fund are not permitted by the Plan to exceed .25% of the Fund's average net asset value per year. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. A Fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.

                                  FUND EXPENSES

       The Fund will pay all of its expenses other than those expressly assumed by the Advisor and the Administrator. The principal expenses of the Fund are the annual advisory fee payable to Advisor and distribution and shareholder servicing expenses. Other expenses include: (1) amortization of deferred organizational costs; (2) taxes, if any; (3) expenses for legal, auditing and financial accounting services; (4) expense of preparing (including typesetting, printing and mailing) reports, prospectuses and notices to existing shareholders; (5) administrative fees; (6) custodian fees; (7) expense of issuing and redeeming Fund shares; (8) the cost of registering Fund shares under federal and state laws; (9) shareholder meetings and related proxy solicitation expenses; (10) the fees, travel expenses and other out-of-pocket expenses of Trustees who are not affiliated with Advisor or any of its affiliates; (11) insurance, interest, brokerage and litigation costs; (12) extraordinary expenses as may arise, including expenses incurred in connection with litigation proceedings and claims and the legal obligations of Investment Company to indemnify its Trustees, officers, employees, shareholders, distributors and agents; and (13) other expenses properly payable by the Fund.

                            PERFORMANCE CALCULATIONS

      The Fund may from time to time advertise its yield. Yield, which is based on historical earnings and is not intended to indicate future performance, is calculated by dividing the net investment income per share earned during the most recent 30-day (or one-month) period by the maximum offering price per share on the last day of the period. This income is then annualized. That is, the amount of income generated by the investment during that 30-day period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment. For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation, and dividend income is computed based upon the stated dividend rate of each security in the Fund's portfolio. The calculation includes all recurring fees that are charged to all shareholder accounts.

      From time to time the Fund may advertise its total return. The total return of a Fund refers to the average annual compounded rates of return from a hypothetical investment in the Fund over one-, five- and ten-year periods or for the life of the Fund (as stated in the advertisement), assuming the reinvestment of all dividend and capital gains distributions and includes all recurring fees that are charged to all shareholder accounts.

      Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from Lipper Analytical Services, Inc., Wall Street Journal Score Card, Lipper Real Estate Funds Average, the Consumer Price Index, or other industry publications, business periodicals, rating services and market indices. The Fund may also advertise nonstandardized performance information which is for periods in addition to those required to be presented.

      Quoted yields, returns and other performance figures are based on historical earnings and are not indications of future performance.


                             ADDITIONAL INFORMATION

      Custodian, Transfer Agent and Independent Accountants. State Street holds all portfolio securities and cash assets of the Fund, provides portfolio recordkeeping services and serves as the Fund's transfer agent ("Transfer Agent") and custodian ("Custodian"). State Street is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street has no responsibility for the supervision and management of the Fund except as investment advisor. Coopers & Lybrand L.L.P., Boston, Massachusetts, is Investment Company's independent accountants.

      Reports to Shareholders and Shareholder Inquiries. Shareholders will receive an unaudited semiannual financial statement and an annual financial statement audited by Investment Company's independent accountants. Shareholder inquiries regarding the Prospectus, financial statements and shareholder balances may be made by calling Distributor at (800) 647-7327.

      Organization, Capitalization and Voting. Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement dated October 13, 1993, as amended.

      Investment Company issues shares divisible into an unlimited number of series (or funds), each of which is a separate trust under Massachusetts law. The Real Estate Equity Fund is one such series.

      Fund shares represent an equal proportionate interest in the Fund, have a par value of $.001 per share and are entitled to such relative rights and preferences and dividends and distributions earned on the assets belonging to the Fund as may be declared by the Board of Trustees. Fund shares are fully paid and nonassessable by Investment Company and have no preemptive rights.

      Each Fund share has one vote. There are no cumulative voting rights. There is no annual meeting of shareholders, but special meetings may be held. On any matter that affects only a particular investment fund, only shareholders of that fund vote unless otherwise required by the 1940 Act or the Master Trust Agreement. The Trustees hold office for the life of the Trust. A Trustee may resign or retire, and a Trustee may be removed at any time by a vote of two-thirds of the Investment Company shares or by a vote of a majority of the Trustees. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding. A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.

     Investment Company does not issue share certificates for the Fund. Transfer Agent sends Fund shareholders statements concurrent with any transaction activity, confirming all investments in or redemptions from their accounts. Each statement also sets forth the balance of shares held in the account.

                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110


INVESTMENT ADVISOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


DISTRIBUTOR
Russell Fund Distributors, Inc.
One International Place
Boston, Massachusetts  02110


ADMINISTRATOR
Frank Russell Investment Management Company
909 A Street
Tacoma, Washington 98402


LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts 02109

                                   SSgA FUNDS


                             SSgA Money Market Fund

                      SSgA US Government Money Market Fund

                         SSgA Tax Free Money Market Fund

                             SSgA S&P 500 Index Fund

                               SSgA Small Cap Fund

                           SSgA Special Small Cap Fund

                             SSgA Matrix Equity Fund

                              SSgA Yield Plus Fund

                           SSgA Growth and Income Fund

                             SSgA Intermediate Fund

                         SSgA Active International Fund

                           SSgA Emerging Markets Fund

                              SSgA Bond Market Fund

                         SSgA Life Solutions Growth Fund

                        SSgA Life Solutions Balanced Fund

                   SSgA Life Solutions Income and Growth Fund

                  SSgA International Growth Opportunities Fund

                            SSgA High Yield Bond Fund

                          SSgA Real Estate Equity Fund

                                                   Filed pursuant to Rule 485(b)
                                                    File Nos. 33-19229; 811-5430


                                   SSgA FUNDS

                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                       STATEMENT OF ADDITIONAL INFORMATION

                             SPECIAL SMALL CAP FUND

                                 APRIL 28, 1998


      SSgA Funds ("Investment Company") is a registered open-end investment company organized as a Massachusetts business trust offering shares of beneficial interest in separate investment portfolios. In addition, each series of the Investment Company is diversified as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

      This Statement of Additional Information supplements or describes in greater detail the Investment Company and the SSgA Special Small Cap Fund (the "Fund") as contained in the Fund's Prospectus dated April 28, 1998. This Statement is not a Prospectus and should be read in conjunction with the Fund's Prospectus, which may be obtained by telephoning or writing Investment Company at the number or address shown above.

                                TABLE OF CONTENTS

                                                                    Page
                                                                    ----
Structure and Governance............................................   3

         Organization and Business History..........................   3
         Shareholder Meetings.......................................   4
         Controlling Shareholders...................................   4
         Principal Shareholders.....................................   4
         Trustees and Officers......................................   4

Operation of Investment Company.....................................   6

         Service Providers  ........................................   6
         Advisor  ..................................................   6
         Administrator..............................................   7
         Distributor................................................   7
         Custodian and Transfer Agent...............................   7
         Independent Accountants....................................   7
         Distribution Plan  ........................................   7
         Federal Law Affecting State Street.........................   8
         Valuation of Fund Shares...................................   8
         Brokerage Practices........................................   9
         Portfolio Turnover Rate....................................  10
         Total Return Quotations....................................  10

Investments.........................................................  10

         Investment Restrictions....................................  10
         Investment Policies........................................  12
         Hedging Strategies and Related Investment Techniques.......  14
         Certain Risk Factors.......................................  18

Taxes    ...........................................................  18

Financial Statements................................................  20

Appendix:  Description of Securities Ratings........................  21

                            STRUCTURE AND GOVERNANCE

      Organization and Business History. Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. Investment Company is authorized to issue shares of beneficial interest, par value $.001 per share, which may be divided into one or more series, one of which is the Fund. The Investment Company share evidences pro rata ownership interest in a different investment portfolio, or "Fund." The Fund is one such investment portfolio. The Trustees may create additional Funds at any time without shareholder approval.

         As of the date of this Statement of Additional Information, Investment Company is comprised of the following investment portfolios, each of which commenced operations on the date set forth below the portfolio's name:






  ------------------------------------------------------------------------------
  SSgA Money Market Fund                                    May 2, 1988
  ------------------------------------------------------------------------------
  SSgA US Government Money Market Fund                     March 1, 1991
  ------------------------------------------------------------------------------
  SSgA Matrix Equity Fund                                   May 4, 1992
  ------------------------------------------------------------------------------
  SSgA Small Cap Fund                                       July 1, 1992
  ------------------------------------------------------------------------------
  SSgA Yield Plus Fund                                    November 9, 1992
  ------------------------------------------------------------------------------
  SSgA S&P 500 Index Fund                                December 30, 1992
  ------------------------------------------------------------------------------
  SSgA Growth and Income Fund                            September 1, 1993
  ------------------------------------------------------------------------------
  SSgA Intermediate Fund                                 September 1, 1993
  ------------------------------------------------------------------------------
  SSgA US Treasury Money Market Fund                      December 1, 1993
  ------------------------------------------------------------------------------
  SSgA Prime Money Market Fund                           February 22, 1994
  ------------------------------------------------------------------------------
  SSgA Emerging Markets Fund                               March 1, 1994
  ------------------------------------------------------------------------------
  SSgA Tax Free Money Market Fund                         December 1, 1994
  ------------------------------------------------------------------------------
  SSgA Active International Fund                           March 7, 1995
  ------------------------------------------------------------------------------
  SSgA Bond Market Fund                                   February 7, 1996
  ------------------------------------------------------------------------------
  SSgA Life Solutions Balanced Fund                         July 1, 1997
  ------------------------------------------------------------------------------
  SSgA Life Solutions Growth Fund                           July 1, 1997
  ------------------------------------------------------------------------------
  SSgA Life Solutions Income and Growth Fund                July 1, 1997
  ------------------------------------------------------------------------------
  SSgA Special Small Cap Fund                                    *
  ------------------------------------------------------------------------------
  SSgA High Yield Bond Fund                                      *
  ------------------------------------------------------------------------------
  SSgA International Growth Opportunities Fund                   *
  ------------------------------------------------------------------------------
  SSgA Real Estate Equity Fund                                   *
  ------------------------------------------------------------------------------
  SSgA US Treasury Obligations Fund                              *
  ------------------------------------------------------------------------------
  SSgA International Pacific Index Fund                          *
  ------------------------------------------------------------------------------


      ---------------
      *As of the date of this Statement of Additional Information, these portfolios have not commenced operations.

      Prospectuses for these investment portfolios may be obtained by calling Investment Company's distributor, Russell Fund Distributors, Inc., at (800) 647-7327, or at its Internet Web Site at www.ssgafunds.com.

      Investment Company is authorized to divide shares of any series into two or more classes of shares. The shares of each Fund may have such rights and preferences as the Trustees may establish from time to time, including the right of redemption (including the price, manner and terms of redemption), special and relative rights as to dividends and distributions, liquidation rights, sinking or purchase fund provisions and conditions under which any Fund may have separate voting rights or no voting rights. Each class of shares of a Fund is entitled to the same rights and privileges as all other classes of the Fund, except that each class bears the expenses associated with the distribution and shareholder servicing arrangements of that class, as well as other expenses attributable to the class and unrelated to the management of the Fund's portfolio securities. Shares of the Money Market, US Government Money Market and Tax Free Money Market Funds are divided into Classes A, B and C.

      Any amendment to the Master Trust Agreement that would materially and adversely affect shareholders of Investment Company as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of Investment Company or the Fund, respectively. All other amendments may be effected by Investment Company's Board of Trustees.

      Under certain unlikely circumstances, and as is the case with any Massachusetts business trust, a shareholder of the Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, or other undertaking of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk to shareholders of incurring financial loss beyond their investments is limited to circumstances in which the Fund itself would be unable to meet its obligations.

      Shareholder Meetings. Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees;
(2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.


      Controlling Shareholders. The Trustees have the authority and responsibility to manage the business of Investment Company. Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding. State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of April 15, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act.


      The Trustees and officers of Investment Company, as a group, own less than 1% of Investment Company's voting securities.

      Frank Russell Investment Management Company ("Administrator"), Investment Company's administrator, will be the sole shareholder of the Fund until such time as the Fund has public shareholders and therefore may be deemed a controlling person.

      Trustees and Officers. The Board of Trustees is responsible for overseeing generally the operation of the Fund. The officers, all of whom are employed by, and are officers of, Administrator or its affiliates, are responsible for the day-to-day management and administration of the Fund's operations.


      Trustees who are not officers or employees of State Street or its affiliates are paid $55,500 each fiscal year and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment

Company expenses. Investment Company's officers and employees are paid by Administrator or its affiliates.


     The following lists Investment Company's Trustees and officers, their positions with Investment Company, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with Investment Company. The mailing address for all Trustees and officers affiliated with Investment Company is the SSgA Funds, 909 A Street, Tacoma, WA 98402.

      An asterisk (*) indicates that a Trustee is an "interested person" of the Investment Company, as defined in the 1940 Act.

      *Lynn L. Anderson, Trustee, Chairman of the Board and President. Born 4/22/39. Trustee, President and Chief Executive Officer, Russell Insurance Funds (investment company). Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc. Trustee, President and Chief Executive Officer, Frank Russell Investment Company (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman, Frank Russell Investment Company Public Limited Company; November 1995 to February 1997, Director, Frank Russell Company; Director and Chairman of the Board, Frank Russell Company (Delaware); Director, Frank Russell Company; March 1989 to June 1993, Director, Frank Russell Company, Director of Frank Russell Investments (Ireland) Limited; Director and Chairman, Frank Russell Investment Company Public Limited Company. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).

      William L. Marshall, Trustee. Born 12/12/42. 33 West Court Street, Doylestown, PA 18901. Chief Executive Officer and President, Wm. L. Marshall Associates, Inc. (a registered investment advisor and provider of financial and related consulting services); Certified Financial Planner; Member, Registry of Financial Planning Practitioners; and Advisory Committee, International Association for Financial Planning Broker-Dealer Program. Member, Institute of Certified Financial Planners. Registered Representative for Securities with FSC Securities Corp., Marietta, Georgia.

      *Steven J. Mastrovich, Trustee. Born 11/3/56. 350 Park Avenue, 15th Floor, New York, NY 10022. Partner, Squire, Sanders & Dempsey (law firm). From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm). From 1990 to 1994, Partner, Warner & Stackpole (law firm).

      Patrick J. Riley, Trustee. Born 11/30/48. 21 Custom House Street, Boston, MA 02110. Partner, Riley, Burke & Donahue (law firm).

      Richard D. Shirk, Trustee. Born 10/31/45. 3350 Peachtree Road, N.E., Atlanta, GA 30326. President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia. 1990 to 1992, President, Champions Group Resources--Business Management and Employee Benefits Consulting; 1990, Senior Vice President, Employee Benefits Division, Cigna Corporation (providing and insuring group life, health and disability employee benefit products and services); from 1986 to 1990, Senior Vice President, EQUICOR-Equitable HCA Corporation (providing and insuring group life, health and disability employee benefit products and services).

      *Bruce D. Taber, Trustee. Born 4/25/43. 26 Round Top Road, Boxford, MA 01921. Consultant, Computer Simulation, General Electric Industrial Control Systems. Prior to that, President, A.B. Reed, Inc. - Engineers, Architects, Planners. Prior to that, Vice President, Instrumentation and Controls, A.B. Reed., Inc.

      Henry W. Todd, Trustee. Born 5/4/47. 111 Commerce Drive, Montgomeryville, PA 18936. President and Director, Zink & Triest Co., Inc. (dealer in vanilla flavor materials); Director, A.M. Todd Co. and Flavorite Laboratories.

      J. David Griswold, Vice President and Secretary. Born 8/24/57. Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Russell Fund Distributors, Inc., Frank Russell Capital Inc., Frank Russell Company and Russell Fiduciary Services Company; Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; Secretary, Frank Russell Canada Limited/Limitee.

     George W. Weber, Senior Vice President, Fund Treasurer and Principal Accounting Officer. Born 6/3/51. Treasurer and Chief Accounting Officer, Russell Insurance Funds (investment company); Director of Finance and Operations, Frank Russell Trust Company; Director, Fund Administration and Operations of Frank Russell Investment Management Company and Russell Fund Distributors, Inc.; Treasurer and Chief Accounting Office, Frank Russell Investment Company (investment company); March 1993 to January 1996, Vice President, Operations, Funds Management, J.P. Morgan; December 1985 to March 1993, Senior Vice President, Operations, Frank Russell Investment Company, The Laurel Funds, Inc. and The Seven Seas Series Fund (investment companies); Director of Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; Director, Russell Fund Distributors, Inc.


            ========================================================
            1. Trustee                     1. Total Annual
                                              Compensation
                                        from Investment Company
                                            per Fiscal Year
            --------------------------------------------------------
            2.  Lynn L. Anderson               2. $0
            --------------------------------------------------------
            3.  William L. Marshall            3. $55,500
            --------------------------------------------------------
            4.  Steven J. Mastrovich           4. $55,500
            --------------------------------------------------------
            5.  Patrick J. Riley               5. $55,500
            --------------------------------------------------------
            6.  Richard D. Shirk               6. $55,500
            --------------------------------------------------------
            7.  Bruce D. Taber                 7. $55,500
            --------------------------------------------------------
            8.  Henry W. Todd                  8. $55,500
            ========================================================


                         OPERATION OF INVESTMENT COMPANY

      Service Providers. Most of the Fund's necessary day-to-day operations are performed by separate business organizations under contract to Investment Company. The principal service providers are:

  Investment Advisor, Custodian
    and Transfer Agent:              State Street Bank and Trust Company
  Administrator:                     Frank Russell Investment Management Company
  Distributor:                       Russell Fund Distributors, Inc.
  Independent Accountants:           Coopers & Lybrand L.L.P.


      Advisor. State Street Bank and Trust Company ("State Street" or "Advisor") serves as the Fund's investment advisor pursuant to an Advisory Agreement dated April 12, 1988 ("Advisory Agreement"). State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110.


        Under the Advisory Agreement, Advisor directs the Fund's investments in accordance with its investment objectives, policies and limitations. For these services, the Fund pays a fee to Advisor at the rates stated in the Prospectus.

      The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Fund and either a majority of all Trustees or a majority of the shareholders of the Fund approve its continuance. The Agreement may be terminated by Advisor or a Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

      Administrator. Frank Russell Investment Management Company
("Administrator") serves as the Fund's administrator, pursuant to an Administration Agreement dated April 12, 1988 ("Administration Agreement"). A description of the services provided under the Administration Agreement and the basis for computing fees for such services is provided in the Fund's Prospectus.

      The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by Administrator or any Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

      Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Paris, Zurich and Auckland, and have approximately 1,200 officers and employees. Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402.

      Distributor. Russell Fund Distributors, Inc. ("Distributor") serves as the distributor of Fund shares pursuant to a Distribution Agreement dated April 12, 1988 ("Distribution Agreement"). Distributor is a wholly owned subsidiary of Administrator. Distributor's mailing address is One International Place, Boston, MA 02110.

      Custodian and Transfer Agent. State Street serves as the custodian ("Custodian") and transfer agent ("Transfer Agent") for Investment Company. State Street also provides the basic portfolio recordkeeping required by Investment Company for regulatory and financial reporting purposes. For Custodian services, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each Fund: $0 up to $1.5 billion--0.02%, over $1.5 billion--0.015% (for purposes of calculating the break point, the assets of all domestic Funds are aggregated); securities transaction charges from $6.00 to $25.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per investment portfolio and from $4.00 to $16.00 per security, depending on the type of instrument and the pricing service used; and transfer agent services of $1.50 per shareholder transaction and a multiple class fee of $18,000 per year for each additional class of shares; and yield calculation fees of $350.00 per non-money market portfolio per year. For Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $9.00 open account fee; $1.50 closed account fee; fund minimum per portfolio for one to four portfolios--$36,000, five to six portfolios--$24,000, and over six portfolios $18,000. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street will apply a $5.00 fee to each telephone transaction (purchase or redemption), which is applied against the monthly billing. State Street is reimbursed by each Fund for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes, and freight.

      Independent Accountants. Coopers & Lybrand L.L.P. serves as the Investment Company's independent accountants. Coopers & Lybrand L.L.P. is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of Coopers & Lybrand L.L.P. is One Post Office Square, Boston, MA 02109.

     Distribution Plan. Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which the Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. The Rule provides that the Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, the Fund has adopted an active distribution plan (the "Plan"), which is described in the Fund's Prospectus.

     The Plan provides that the Fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services. The Plan does not provide for the Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the Fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940
Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.

     Under the Plan, the Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Such arrangements are more fully described in the Fund's Prospectus under "Distribution Services and Shareholder Servicing."

     Federal Law Affecting State Street. The Glass-Steagall Act of 1933 prohibits state chartered banks such as State Street from engaging in the business of underwriting, selling or distributing certain securities, and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of State Street in informing its customers of the Fund, performing investment and redemption services, providing custodian, transfer, shareholder servicing, dividend disbursing, agent servicing and investment advisory services, may raise issues under these provisions. State Street has been advised by its counsel that its activities in connection with the Fund contemplated under this arrangement are consistent with its statutory and regulatory obligations.

     Valuation of Fund Shares. Net asset value per share is calculated once each business day for the Fund as of the close of the regular trading session on the New York Stock Exchange (currently 4:00 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for business. Currently, the New York Stock Exchange is open for trading every weekday except New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

     Trading may occur in debt securities and in foreign securities at times when the New York Stock Exchange is closed (including weekends and holidays or after 4:00 p.m., Eastern time, on a regular business day). The trading of portfolio securities at such times may significantly increase or decrease the net asset value of the Fund's share when shareholders do not have the ability to purchase or redeem shares. Therefore, events affecting the values of foreign securities trading in foreign markets that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the Fund's calculation of its net asset value unless the Board of Trustees determines that the particular event would materially affect the Fund's net asset value, in which case an adjustment would be made.

     With the exceptions noted below, the Fund values portfolio securities at fair market value. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed-income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sales price.

     Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Therefore, fixed income securities may be valued using prices provided by a pricing service when such prices are determined by Custodian to reflect the fair market value of such securities.

     International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of best bid or official bid, as determined by the relevant securities exchange. In the absence of a last sale or best or official bid price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair value of such securities.

     The Fund values securities maturing within 60 days of the valuation date at amortized cost unless the Board determines that the amortized cost method does not represent fair value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

     For example, in periods of declining interest rates, the daily yield on Fund shares computed by dividing the annualized daily income on the Fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

     Brokerage Practices. All portfolio transactions are placed on behalf of the Fund by Advisor. Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed commission in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

     Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Fund. Ordinarily, securities will be purchased from primary markets, and Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

     The Advisory Agreement authorizes Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or Advisor (or its affiliates). Advisor is authorized to cause the Fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The Fund or Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which Advisor exercises investment discretion.

     The Trustees periodically review Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund and review the prices paid by the Fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the Fund. Certain services received by Advisor attributable to a particular Fund transaction may benefit one or more other accounts for which Advisor exercises investment discretion, or an investment portfolio other than that for which the transaction was effected. Advisor's fees are not reduced by Advisor's receipt of such brokerage and research services.

     Portfolio Turnover Rate. The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts and repurchase agreements, are excluded.


      Total Return Quotations. The Fund computes average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-year, five-year and ten-year periods (or life of the funds as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                            P(1+T)(n) = ERV

           where: P = a hypothetical initial payment of $1,000
                  T = average annual total return
                  n = number of years
                ERV = ending redeemable value of a $1,000 payment made at the beginning of the 1-year, 5-year and 10-year periods at the end of the year or period

      The calculation assumes that all dividends and distributions of the Fund are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

      Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

                                   INVESTMENTS

      The non-fundamental investment objective of the Fund is set forth in its Prospectus. The investment objective may be changed with the approval of a majority of the Fund's Board of Trustees, with at least 60 days' prior notice to shareholders. In addition to that investment objective, the Fund also has certain fundamental investment restrictions, which may be changed only with the approval of a majority of the shareholders of the Fund, and certain nonfundamental investment restrictions and policies, which may be changed by the Fund without shareholder approval.

Investment Restrictions


     The Fund is subject to the following investment restrictions. Restrictions 1 through 6 are fundamental and restrictions 7 through 9 are nonfundamental. Unless otherwise noted, these restrictions apply at the time an investment is made. The Fund will not:

     (1) Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.


     (2) Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time a Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. A Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

     (3) Pledge, mortgage or hypothecate its assets. However, a Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (2) above.

     (4) With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets.

     (5) Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into repurchase agreements or reverse repurchase agreements. A Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets.





     (6) Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

     (7) Purchase from or sell portfolio securities to its officers or directors or other interested persons (as defined in the 1940 Act) of the Fund, including their investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

     (8) Invest in securities issued by other investment companies except in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's shareholders, except that the Fund may invest in such securities to the extent permitted by the 1940 Act.




     (9) Invest more than 15% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.





     With respect to the industry concentration outlined in the Prospectus, the Advisor treats US domestic banks and foreign branches of US banks as a separate industry from foreign banks.


Investment Policies

     The Fund may invest in the following instruments:

     US Government Obligations. The types of US Government obligations in which the Fund may at times invest include: (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and
(2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d), other than as set forth above, since it is not obligated to do so by law. The Fund may purchase US Government obligations on a forward commitment basis.

     Repurchase Agreements. The Fund may enter into repurchase agreements with financial institutions. Under repurchase agreements, these parties sell securities to a Fund and agree to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by each Fund have a total value in excess of the purchase price paid by the Fund and are held by Custodian until repurchased. Repurchase agreements assist the Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness is continually monitored and found satisfactory by Advisor.

     Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions". Under reverse repurchase agreements, a Fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. Cash or liquid high quality debt obligations from a Fund's portfolio equal in value to the repurchase price including any accrued interest will be segregated by Custodian on the Fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities.

      Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund's ability to manage its investment portfolio, maintain a stable net asset value and meet redemption requests. A Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

      When-Issued Transactions. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

      The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but a Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. The Fund will not invest more than 25% of its net assets in when-issued securities.

      Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

      When payment for when-issued securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

      Section 4(2) Commercial Paper. The Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to investors who agree that they are purchasing the paper for an investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Pursuant to guidelines established by the Board of Trustees, Advisor may determine that Section 4(2) paper is liquid for the purposes of complying with the Fund's investment restriction relating to investments in illiquid securities.

      American Depository Receipts (ADRs). The Fund may invest in ADRs under certain circumstances as an alternative to directly investing in foreign securities. Generally, ADRs, in registered form, are designed for use in the US securities markets. ADRs are receipts typically issued by a US bank or trust company evidencing ownership of the underlying securities. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in a foreign issuer's stock, the Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the US for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers are subject.


        Warrants. The Fund may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. The Fund will not invest more than 5% of the value of its net assets in warrants, or more than 2% in warrants which are not listed on the New York or American Stock Exchanges.


Hedging Strategies and Related Investment Techniques

        The Fund may seek to hedge their portfolios against movements in the equity markets, interest rates and currency exchange rates through the use of options, futures transactions, options on futures and forward foreign currency exchange transactions. The Fund has authority to write (sell) covered call and put options on their portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures and related options on such futures. The Fund may enter into such options and futures transactions either on exchanges or in the over-the-counter ("OTC") markets. Although certain risks are involved in options and futures transactions (as discussed in the Prospectus and below), Advisor believes that, because the Fund will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of the Fund will not subject the Fund to the risks frequently associated with the speculative use of options and futures transactions. Although the use of hedging strategies by the Fund is intended to reduce the volatility of the net asset value of the Fund's shares, the Fund's net asset value will nevertheless fluctuate. There can be no assurance that the Fund's hedging transactions will be effective.

        Writing Covered Call Options. The Fund is authorized to write (sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. Writing a call option obligates a Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, the Fund receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. By writing covered call options, however, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

        Writing Covered Put Options. The Fund is authorized to write (sell) covered put options on its portfolio securities and to enter into closing transactions with respect to such options.

        When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

        The Fund may write put options as an alternative to purchasing actual securities. If security prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Fund would expect to suffer a loss. This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

        Purchasing Put Options. The Fund is authorized to purchase put options to hedge against a decline in the market value of its portfolio securities. By buying a put option a Fund has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by the Fund for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The Fund will not purchase put options on securities (including stock index options discussed below) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by the Fund would exceed 5% of the market value of the Fund's total assets.

        Purchasing Call Options. The Fund is also authorized to purchase call options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). The Fund will purchase call options only in connection with "closing purchase transactions."

        Stock Index Options and Financial Futures. The Fund is authorized to engage in transactions in stock index options and financial futures, and related options. A Fund may purchase or write put and call options on stock indices to hedge against the risks of market-wide stock price movements in the securities in which the Fund invests. Options on indices are similar to options on securities except that on exercise or assignment, the parties to the contract pay or receive an amount of cash equal to the difference between the closing value of the index and the exercise price of the option times a specified multiple. The Fund may invest in stock index options based on a broad market index, such as the S&P 500 Index, or on a narrow index representing an industry or market segment. The Fund's investments in foreign stock index futures contracts and foreign interest rate futures contracts, and related options, are limited to only those contracts and related options that have been approved by the Commodity Futures Trading Commission ("CFTC") for investment by United States investors. Additionally, with respect to the Fund's investments in foreign options, unless such options are specifically authorized for investment by order of the CFTC, the Fund will not make such investments.

        The Fund may also purchase and sell stock index futures contracts and other financial futures contracts ("futures contracts") as a hedge against adverse changes in the market value of its portfolio securities as described below. A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security for a set price on a future date. Unlike most other futures contracts, a stock index futures contract does not require actual delivery of securities, but results in cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. The Fund may effect transactions in stock index futures contracts in connection with equity securities in which it invests and in financial futures contracts in connection with debt securities in which it invests, if any. Transactions by the Fund in stock index futures and financial futures are subject to limitations as described below under "Restrictions on the Use of Futures Transactions."

        The Fund may sell futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. When a Fund is not fully invested in the securities markets and anticipates a significant market advance, the Fund may purchase futures in order to gain rapid market exposure that may partially or entirely offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, an equivalent amount of futures contracts will be terminated by offsetting sales. It is anticipated that, in a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, whether the long position results from the purchase of a futures contract or the purchase of a call option, but under unusual circumstances (e.g., the Fund experiences a significant amount of redemptions), a long futures position may be terminated without the corresponding purchase of securities.

        The Fund also is authorized to purchase and write call and put options on futures contracts and stock indices in connection with its hedging activities. Generally, these strategies would be utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) during which the Fund enters into futures transactions. The Fund may purchase put options or write call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of securities. Similarly, the Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.

        The Fund is also authorized to engage in options and futures transactions on US and foreign exchanges and in options in the OTC markets ("OTC options"). In general, exchange traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC options transactions are two-party contracts with price and terms negotiated by the buyer and seller. See "Restrictions on OTC Options" below for information as to restrictions on the use of OTC options.

        The Fund is authorized to purchase or sell listed or OTC foreign security or currency options, foreign security or currency futures and related options as a short or long hedge against possible variations in foreign exchange rates and market movements. Such transactions could be effected with respect to hedges on non-US dollar denominated securities owned by a Fund, sold by a Fund but not yet delivered, or committed or anticipated to be purchased by a Fund. As an illustration, a Fund may use such techniques to hedge the stated value in US dollars of an investment in a yen-denominated security. In such circumstances, for example, the Fund can purchase a foreign currency put option enabling it to sell a specified amount of yen for US dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the US dollar will tend to be offset by an increase in the value of the put option.

        Restrictions on the Use of Futures Transactions. The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

        Regulations of the CFTC applicable to the Fund require that all of the Fund's futures and options on futures transactions constitute bona fide hedging transactions and that the Fund not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

        Restrictions on OTC Options. The Fund will engage in OTC options, including OTC stock index options, OTC foreign security and currency options and options on foreign security and currency futures, only with member banks of the Federal Reserve System and primary dealers in US Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The Fund will acquire only those OTC options for which Advisor believes the Fund can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option).

        The Staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Fund has adopted an operating policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of: (1) the market value of outstanding OTC options held by the Fund; (2) the market value of the underlying securities covered by outstanding OTC call options sold by the Fund; (3) margin deposits on the Fund's existing OTC options on futures contracts; and (4) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 10% of the net assets of the Fund, taken at market value. However, if an OTC option is sold by the Fund to a primary US Government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (current market value of the underlying security minus the option's strike price). The repurchase price with primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

        Asset Coverage for Futures and Options Positions. The Fund will not use leverage in its options and futures strategies. Such investments will be made for hedging purposes only. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either:
(1) an offsetting position in securities or other options or futures contracts; or (2) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. The Fund's custodian shall maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or liquid securities to account for fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meeting redemption requests or other current obligations.

        Risk Factors in Options, Futures, Forward and Currency Transactions. Utilization of options and futures transactions to hedge the Fund's portfolios involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities or currencies which are the subject of the hedge. If the price of the options or futures moves more or less than the price of hedged securities or currencies, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. The successful use of options and futures also depends on Advisor's ability to correctly predict price movements in the market involved in a particular options or futures transaction. To compensate for imperfect correlations, the Fund may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts. Conversely, the Fund may purchase or sell fewer stock index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the stock index options or futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which the Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

        The Fund intends to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, the Advisor believes the Fund can receive on each business day at least two independent bids or offers. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge its portfolio. There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option.

        The exchanges on which options on portfolio securities and currency options are traded have generally established limitations governing the maximum number of call or put options on the same underlying security or currency (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day.

Certain Risk Factors

         Foreign Investments. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations. There may be less publicly available information about foreign companies comparable to the reports and ratings published regarding US companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to US companies. Many foreign markets have substantially less volume than either the established domestic securities exchanges or the OTC markets. Securities of some foreign companies are less liquid and more volatile than securities of comparable US companies. Commission rates in foreign countries, which may be fixed rather than subject to negotiation as in the US, are likely to be higher. In many foreign countries there is less government supervision and regulation of securities exchanges, brokers and listed companies than in the US, and capital requirements for brokerage firms are generally lower. Settlement of transactions in foreign securities may, in some instances, be subject to delays and related administrative uncertainties. Because the some of the Fund's securities may be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Fund's securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. ADRs are subject to all the above risks, except the imposition of exchange controls and currency fluctuations during the settlement period.

                                      TAXES

      The Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). As a RIC, the Fund will not be liable for federal income taxes on taxable net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) that it distributes to its shareholders, provided that the Fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a Fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.

      The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.

      If a shareholder receives a distribution taxable as a 20% gain or a 28% gain with respect to shares of a Fund and redeems or exchanges the shares without having held the shares for more than one year, then any loss on the redemption or exchange will be treated as a 20% loss or a 28% loss to the extent of the respective capital gain distribution.

      Issues Related to Hedging and Option Investments. A Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the Income Requirement and the Distribution Requirement, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules will affect investments in certain futures contracts, options, foreign currency contracts and debt securities denominated in foreign currencies.

      Foreign Income Taxes. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which would entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known.

      If the Fund invests in an entity that is classified as a passive foreign investment company ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. The Fund can elect to mark-to-market its PFIC holdings in lieu of paying taxes on gains or distributions therefrom.

      Foreign shareholders should consult with their tax advisors as to if and how the federal income tax and its withholding requirements applies to them.

      State and Local Taxes. Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

      The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.


                              FINANCIAL STATEMENTS


     Audited financial statements for the Fund will be available within 60 days following the end of the Fund's then current fiscal year. When available, copies of the financial statements can be obtained without charge by calling Distributor at (800) 647-7327.

                                    APPENDIX

                        DESCRIPTION OF SECURITIES RATINGS

Ratings of Debt Instruments

        Moody's Investors Service, Inc. ("Moody's") -- Long Term Debt Ratings.

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

        Standard & Poor's Corporation ("S&P"). The ratings are based, in varying degrees, on the following considerations: (1) The likelihood of default -- capacity and willingness of the obligator as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) The nature of and provisions of the obligation; and (3) The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

        AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

        AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

        A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

        Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Ratings of Commercial Paper

        Moody's. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

        o Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          o Leading market positions in well-established industries. High rates of return on funds employed.

          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

        o Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

        o Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

        o Issuers rated Not Prime do not fall within any of the Prime rating categories.

        S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered shot-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

        A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

        A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

     Fitch's Investors Service, Inc. ("Fitch"). Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as F-1, F-2, F-3, or F-4.

        F-1 -- This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

        F-2 -- Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

        Duff and Phelps, Inc. Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

        Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

        The distinguishing feature of Duff & Phelps' short-term ratings is the refinement of the traditional '1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps has incorporated gradations of '1+' (one plus) and '1-' (one minus) to assist investors in recognizing those differences.

        Duff 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

        Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

        Duff 1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          Good Grade. Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          Satisfactory Grade. Duff 3--Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          Non-Investment Grade. Duff 4--Speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          Default. Duff 5--Issuer failed to meet scheduled principal and/or interest payments.

        IBCA, Inc. In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies they cover.

      IBCA's analysts speak the languages of the countries they cover, which is essential to maximize the value of their meetings with management and to properly analyze a company's written materials. They also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.

      Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While these data cannot be disclosed in reports, they are taken into account when assigning our ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit correction of any factual errors and to enable clarification of issues raised.

      IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following the Committee meetings, ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

      A1+--Obligations supported by the highest capacity for timely repayment.

      A1--Obligations supported by a very strong capacity for timely repayment.

      A2--Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

      B1--Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

      B2--Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

      C1--Obligations for which there is an inadequate capacity to ensure timely repayment.

      D1--Obligations which have a high risk of default or which are currently in default.

                                                   Filed pursuant to Rule 485(b)
                                                    File Nos. 33-19229; 811-5430


                                   SSgA FUNDS

                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                       STATEMENT OF ADDITIONAL INFORMATION

                     INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                 APRIL 28, 1998

      SSgA Funds ("Investment Company") is a registered open-end investment company organized as a Massachusetts business trust offering shares of beneficial interest in separate investment portfolios. In addition, each series of the Investment Company is diversified as defined in the Investment Company Act of 1940, as amended ("1940 Act").

      This Statement of Additional Information supplements or describes in greater detail the Investment Company and the SSgA International Growth Opportunities Fund (the "International Growth Opportunities Fund" or the "Fund") as contained in the Fund's Prospectus dated April 28, 1998. This Statement is not a Prospectus and should be read in conjunction with the Fund's Prospectus, which may be obtained by telephoning or writing Investment Company at the number or address shown above.

                                TABLE OF CONTENTS

                                                                       Page
                                                                       ----
Structure and Governance...............................................   3

         Organization and Business History.............................   3
         Shareholder Meetings..........................................   4
         Controlling Shareholders......................................   4
         Principal Shareholders........................................   4
         Trustees and Officers.........................................   4

Operation of Investment Company........................................   6

         Service Providers  ...........................................   6
         Advisor    ...................................................   6
         Administrator.................................................   7
         Distributor...................................................   7
         Custodian and Transfer Agent..................................   7
         Independent Accountants.......................................   8
         Distribution Plan  ...........................................   8
         Federal Law Affecting State Street............................   8
         Valuation of Fund Shares......................................   8
         Brokerage Practices...........................................   9
         Portfolio Turnover Policy.....................................   9
         Total Return Quotations.......................................  10

Investments............................................................  10


         Investment Restrictions.......................................  10
         Investment Policies...........................................  12
         Hedging Strategies and Related Investment Techniques..........  14


Risk Considerations....................................................  19

Taxes    ..............................................................  20

Financial Statements...................................................  21

Appendix:  Description of Securities Ratings...........................  22

                            STRUCTURE AND GOVERNANCE

      Organization and Business History. Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. Investment Company is authorized to issue shares of beneficial interest, par value $.001 per share, which may be divided into one or more series, each of which evidences pro rata ownership interest in a different investment portfolio, or "Fund." The International Growth Opportunities Fund is one such investment portfolio. The Trustees may create additional Funds at any time without shareholder approval.

      Further, the Investment Company is authorized to divide shares of any series into two or more classes of shares. The shares of each Fund may have such rights and preferences as the Trustees may establish from time to time, including the right of redemption (including the price, manner and terms of redemption), special and relative rights as to dividends and distributions, liquidation rights, sinking or purchase fund provisions and conditions under which any Fund may have separate voting rights or no voting rights. Each class of shares of a Fund is entitled to the same rights and privileges as all other classes of that Fund, except that each class bears the expenses associated with the distribution and shareholder servicing arrangements of that class, as well as other expenses attributable to the class and unrelated to the management of the Fund's portfolio securities.

      As of the date of this Statement of Additional Information, Investment Company is comprised of the following investment portfolios, each of which commenced operations on the date set forth opposite the portfolio's name:

    ------------------------------------------------------------------------
        SSgA Money Market Fund                               May 2, 1988
    ------------------------------------------------------------------------
        SSgA US Government Money Market Fund                March 1, 1991
    ------------------------------------------------------------------------
        SSgA Matrix Equity Fund                              May 4, 1992
    ------------------------------------------------------------------------
        SSgA Small Cap Fund                                 July 1, 1992
    ------------------------------------------------------------------------
        SSgA Yield Plus Fund                              November 9, 1992
    ------------------------------------------------------------------------
        SSgA S&P 500 Index Fund                          December 30, 1992
    ------------------------------------------------------------------------
        SSgA Growth and Income Fund                      September 1, 1993
    ------------------------------------------------------------------------
        SSgA Intermediate Fund                           September 1, 1993
    ------------------------------------------------------------------------
        SSgA US Treasury Money Market Fund                December 1, 1993
    ------------------------------------------------------------------------
        SSgA Prime Money Market Fund                     February 22, 1994
    ------------------------------------------------------------------------
        SSgA Emerging Markets Fund                          March 1, 1994
    ------------------------------------------------------------------------
        SSgA Tax Free Money Market Fund                   December 1, 1994
    ------------------------------------------------------------------------
        SSgA Active International Fund                      March 7, 1995
    ------------------------------------------------------------------------
        SSgA Bond Market Fund                             February 7, 1996
    ------------------------------------------------------------------------
        SSgA Life Solutions Balanced Fund                   July 1, 1997
    ------------------------------------------------------------------------
        SSgA Life Solutions Growth Fund                     July 1, 1997
    ------------------------------------------------------------------------
        SSgA Life Solutions Income and Growth Fund          July 1, 1997
    ------------------------------------------------------------------------
        SSgA Special Small Cap Fund                              *
    ------------------------------------------------------------------------
        SSgA High Yield Bond Fund                                *
    ------------------------------------------------------------------------
        SSgA International Growth Opportunities Fund             *
    ------------------------------------------------------------------------
        SSgA Real Estate Equity Fund                             *
    ------------------------------------------------------------------------
        SSgA US Treasury Obligations Fund                        *
    ------------------------------------------------------------------------
        SSgA International Pacific Index Fund                    *
    ------------------------------------------------------------------------

----------------
      *As of the date of this Statement of Additional Information, these portfolios have not commenced operations.

      Prospectuses for these Investment Portfolios may be obtained by calling Investment Company's distributor, Russell Fund Distributors, Inc., at (800) 647-7327, or at its Internet Web Site at www.ssgafunds.com.

      Shares of the Money Market, US Government Money Market and Tax Free Money Market Funds are divided into Classes A, B and C.

      Any amendment to the Master Trust Agreement that would materially and adversely affect shareholders of Investment Company as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of Investment Company or the Fund, respectively. All other amendments may be effected by Investment Company's Board of Trustees.

      Under certain unlikely circumstances, and as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of a Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation, or other undertaking of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk to shareholders of incurring financial loss beyond their investments is limited to circumstances in which the Fund itself would be unable to meet its obligations.

      Shareholder Meetings. Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees;
(2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.

      Controlling Shareholders. The Trustees have the authority and responsibility to manage the business of Investment Company. Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding.


      State Street Bank and Trust Company ("State Street") may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending program and investment accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of April 15, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act. State Street also acts as Investment Company's investment advisor, transfer agent and custodian.


     The Trustees and officers of Investment Company, as a group, own less than 1% of Investment Company's voting securities.

     Frank Russell Investment Management Company ("Administrator"), Investment Company's administrator, will be the sole shareholder of the Fund until such time as the Fund has public shareholders and therefore may be deemed a controlling person.

     Trustees and Officers. The Board of Trustees is responsible for overseeing generally the operation of the Fund. The officers, all of whom are employed by, and are officers of, Administrator or its affiliates, are responsible for the day-to-day management and administration of the Fund's operations.

      Trustees who are not officers or employees of State Street or its affiliates are paid $55,500 each fiscal year and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. Investment Company's officers and employees are paid by Administrator or its affiliates.


     The following lists Investment Company's Trustees and officers, their positions with Investment Company, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with Investment Company. The mailing address for all Trustees and officers affiliated with Investment Company is the SSgA Funds, 909 A Street, Tacoma, WA 98402.

     An asterisk (*) indicates that a Trustee is an "interested person" of the Investment Company, as defined in the 1940 Act.

     *Lynn L. Anderson, Trustee, Chairman of the Board and President. Born 4/22/39. Trustee, President and Chief Executive Officer, Russell Insurance Funds (investment company). Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc. Trustee, President and Chief Executive Officer, Frank Russell Investment Company (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman, Frank Russell Investment Company Public Limited Company; November 1995 to February 1997, Director, Frank Russell Company; Director and Chairman of the Board, Frank Russell Company (Delaware); Director, Frank Russell Company; March 1989 to June 1993, Director, Frank Russell Company, Director of Frank Russell Investments (Ireland) Limited; Director and Chairman, Frank Russell Investment Company Public Limited Company. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).


     William L. Marshall, Trustee. Born 12/12/42. 33 West Court Street, Doylestown, PA 18901. Chief Executive Officer and President, Wm. L. Marshall Associates, Inc. (a registered investment advisor and provider of financial and related consulting services); Certified Financial Planner; Member, Registry of Financial Planning Practitioners; and Advisory Committee, International Association for Financial Planning Broker-Dealer Program. Member, Institute of Certified Financial Planners. Registered Representative for Securities with FSC Securities Corp., Marietta, Georgia.

     *Steven J. Mastrovich, Trustee. Born 11/3/56. 350 Park Avenue, 15th Floor, New York, NY 10022. Partner, Squire, Sanders & Dempsey (law firm). From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm). From 1990 to 1994, Partner, Warner & Stackpole (law firm).


     Patrick J. Riley, Trustee. Born 11/30/48. 21 Custom House Street, Boston, MA 02110. Partner, Riley, Burke & Donahue (law firm).

     Richard D. Shirk, Trustee. Born 10/31/45. 3350 Peachtree Road, N.E., Atlanta, GA 30326. President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia. 1990 to 1992, President, Champions Group Resources--Business Management and Employee Benefits Consulting; 1990, Senior Vice President, Employee Benefits Division, Cigna Corporation (providing and insuring group life, health and disability employee benefit products and services); from 1986 to 1990, Senior Vice President, EQUICOR-Equitable HCA Corporation (providing and insuring group life, health and disability employee benefit products and services).

     *Bruce D. Taber, Trustee. Born 4/25/43. 26 Round Top Road, Boxford, MA 01921. Consultant, Computer Simulation, General Electric Industrial Control Systems. Prior to that, President, A.B. Reed, Inc. - Engineers, Architects, Planners. Prior to that, Vice President, Instrumentation and Controls, A.B. Reed., Inc.

     Henry W. Todd, Trustee. Born 5/4/47. 111 Commerce Drive, Montgomeryville, PA 18936. President and Director, Zink & Triest Co., Inc. (dealer in vanilla flavor materials); Director, A.M. Todd Co., and Flavorite Laboratories.

      J. David Griswold, Vice President and Secretary. Born 8/24/57. Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Russell Fund Distributors, Inc., Frank Russell Capital Inc., Frank Russell Company and Russell Fiduciary Services Company; Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; Secretary, Frank Russell Canada Limited/Limitee.

      George W. Weber, Senior Vice President, Fund Treasurer and Principal Accounting Officer. Born 6/3/51. Treasurer and Chief Accounting Officer, Russell Insurance Funds (investment company); Director of Finance and Operations, Frank Russell Trust Company; Director, Fund Administration and Operations of Frank Russell Investment Management Company and Russell Fund Distributors, Inc.; Treasurer and Chief Accounting Office, Frank Russell Investment Company (investment company); March 1993 to January 1996, Vice President, Operations, Funds Management, J.P. Morgan; December 1985 to March 1993, Senior Vice President, Operations, Frank Russell Investment Company, The Laurel Funds, Inc. and The Seven Seas Series Fund (investment companies); Director of Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; Director, Russell Fund Distributors, Inc.


            ========================================================
                   1. Trustee            1. Total Compensation
                                        from Investment Company
                                            per Fiscal Year
            --------------------------------------------------------
            2. Lynn L. Anderson              2.   $0
            --------------------------------------------------------
            3. William L. Marshall           3. $55,500
            --------------------------------------------------------
            4. Steven J. Mastrovich          4. $55,500
            --------------------------------------------------------
            5. Patrick J. Riley              5. $55,500
            --------------------------------------------------------
            6. Richard D. Shirk              6. $55,500
            --------------------------------------------------------
            7. Bruce D. Taber                7. $55,500
            --------------------------------------------------------
            8. Henry W. Todd                 8. $55,500
            ========================================================


                         OPERATION OF INVESTMENT COMPANY

     Service Providers. Most of the Fund's necessary day-to-day operations are performed by separate business organizations under contract to Investment Company. The principal service providers are:

   Investment Advisor, Custodian
     and Transfer Agent:            State Street Bank and Trust Company
   Administrator:                   Frank Russell Investment Management Company
   Distributor:                     Russell Fund Distributors, Inc.
   Independent Accountants:         Coopers & Lybrand L.L.P.


      Advisor. State Street serves as the Fund's investment advisor ("Advisor") pursuant to an Advisory Agreement dated April 12, 1988 ("Advisory Agreement"). State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110.

      Under the Advisory Agreement, Advisor directs the Fund's investments in accordance with its investment objective, policies and limitations.

      The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of any Investment Portfolio and either a majority of all Trustees or a majority of the shareholders of each Investment Portfolio approve its continuance. The Agreement may be terminated by Advisor or a Fund without penalty upon 60 days' notice and will terminate automatically upon its assignment.

      Administrator. Frank Russell Investment Management Company
("Administrator") serves as the Fund's administrator, pursuant to an Administration Agreement dated April 12, 1988 ("Administration Agreement"). A description of the services provided under the Administration Agreement and the basis for computing fees for such services is provided in the Fund's Prospectus.

      The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of any Investment Portfolio and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by Administrator or a Fund without penalty upon 60 days' notice and will terminate automatically upon its assignment.

      Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Paris, Zurich and Auckland, and have approximately 1,200 officers and employees. Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402.

     Distributor. Russell Fund Distributors, Inc. ("Distributor") serves as the distributor of Fund shares pursuant to a Distribution Agreement dated April 12, 1988 ("Distribution Agreement"). Distributor is a wholly owned subsidiary of Administrator. Distributor's mailing address is One International Place, Boston, MA 02110.

      Custodian and Transfer Agent. State Street serves as the custodian ("Custodian") and transfer agent ("Transfer Agent") for Investment Company. State Street also provides the basic portfolio recordkeeping required by Investment Company for regulatory and financial reporting purposes. For Custodian services, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each Fund: $0 up to $100 million--0.05%, over $100 million to $200 million-0.03%; and over $200 million-0.02%; securities transaction charges from $25.00 to $150.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per Investment Fund and from $4.00 to $11.00 per security, depending on the type of instrument and the pricing service used; transfer agent services of $1.50 per shareholder transaction and a multiple class fee of $18,000 per year for each additional class of shares; and yield calculation fees of $350.00 per non-money market portfolio per month. As of the date of this SAI, a yield calculation will not be calculated for the Fund and therefore the $350.00 fee will not be charged. For Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $9.00 open account fee; $1.50 closed account fee; fund minimum per portfolio for one to four portfolios--$36,000, five to six portfolios--$24,000, and over six portfolios $18,000. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street will apply a $5.00 fee to each telephone transaction (purchase or redemption), which is applied against the monthly billing. State Street is reimbursed by the Fund for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes, and freight.

     Independent Accountants. Coopers & Lybrand L.L.P. serves as the Investment Company's independent accountants. Coopers & Lybrand L.L.P. is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of Coopers & Lybrand L.L.P. is One Post Office Square, Boston, MA 02109.

      Distribution Plan. Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which the Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. The Rule provides that the Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, the Fund has adopted an active distribution plan (the "Plan"), which is described in the Fund's Prospectus.

      The Plan provides that the Fund may spend annually, directly or indirectly, up to 0.25 of 1% of the average daily value of the net assets for distribution and shareholder servicing services. The Plan does not provide for the Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the Fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940
Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.

      Under the Plan, the Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Such arrangements are more fully described in the Fund's Prospectus under "Distribution Services and Shareholder Servicing."

      Federal Law Affecting State Street. The Glass-Steagall Act of 1933 prohibits state chartered banks such as State Street from engaging in the business of underwriting, selling or distributing certain securities, and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of State Street in informing its customers of the Fund, performing investment and redemption services, providing custodian, transfer, shareholder servicing, dividend disbursing, agent servicing and investment advisory services, may raise issues under these provisions. State Street has been advised by its counsel that its activities in connection with the Fund contemplated under this arrangement are consistent with its statutory and regulatory obligations.

      Valuation of Fund Shares. The Fund determines net asset value per share once each "business day," as of the close of the regular trading session of the New York Stock Exchange (currently, 4:00 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for business. Currently, the New York Stock Exchange is open for trading every weekday except New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      The Fund's portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Fund does not offer or redeem shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund shares when the shareholder is not able to purchase or redeem Fund shares. Further, because foreign securities markets may close prior to the time the Fund determines net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Fund calculates net asset value may not be reflected in the calculation of net asset value unless Advisor determines that a particular event would materially affect the net asset value. If such an event occurs, these securities will be valued at their fair value following procedures approved by the Trustees.

      Brokerage Practices. All portfolio transactions are placed on behalf of the Fund by Advisor. Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed "commission" in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

      The Fund contemplates purchasing most equity securities directly in the securities markets located in emerging or developing countries or in the over-the-counter markets. ADRs and EDRs may be listed on stock exchanges, or traded in the over-the-counter markets in the US or Europe, as the case may be. ADRs, like other securities traded in the US, will be subject to negotiated commission rates.

      Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Fund. Ordinarily, securities will be purchased from primary markets, and Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

      The Advisory Agreement authorizes Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or Advisor (or its affiliates). Advisor is authorized to cause the Fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The Fund or Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which Advisor exercises investment discretion.

      The Trustees periodically review Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund and review the prices paid by the Fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the Fund. Certain services received by Advisor attributable to a particular Fund transaction may benefit one or more other accounts for which Advisor exercises investment discretion or an Investment Portfolio other than such Fund. Advisor's fees are not reduced by Advisor's receipt of such brokerage and research services.

        Portfolio Turnover Policy. Generally, securities are purchased for the Fund for investment income and/or capital appreciation and not for short-term trading profits. The Advisor's sell discipline for the Fund's investment in securities of foreign issuers is based on the premise of a long-term investment horizon, however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Some countries impose restrictions on repatriation of capital and/or dividends which would lengthen the Advisor's assumed time horizon in those countries. Liquidity, volatility, and overall risk of a position are other factors considered by the Advisor in determining the appropriate investment horizon. Therefore, the Fund may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable. The Fund will limit investments in illiquid securities to 15% of net assets.

        The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts, and repurchase agreements, are excluded.

      Total Return Quotations. The Fund computes average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-, five- and ten-year periods (or life of the funds as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                               P(1+T)(n) = ERV

      where:  P = a hypothetical initial payment of $1,000
                  T = average annual total return
                  n = number of years
                ERV = ending redeemable value of a $1,000 payment made at the beginning of the 1-, 5- and 10-year periods at the end of the year or period

      The calculation assumes that all dividends and distributions of the Fund are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

      Total return and other performance figures are based on historical earnings and are not indicative of future performance.

                                   INVESTMENTS

      The nonfundamental investment objective of the Fund is set forth in the Prospectus. The investment objective may be changed with the approval of a majority of the Fund's Board of Trustees, with at least 60 days' prior notice to shareholders. However, to meet certain state requirements, it may be determined that the objective will only be changed with the approval of a majority of the Fund's shareholders, as defined by the 1940 Act.

      In addition to that investment objective, the Fund also has certain fundamental investment restrictions, which may be changed only with the approval of a majority of the shareholders of the Fund, and certain nonfundamental investment restrictions and policies, which may be changed by the Fund without shareholder approval.

Investment Restrictions


      The Fund is subject to the following investment restrictions. Restrictions 1 through 6 are fundamental, and restriction 7 is nonfundamental. Unless otherwise noted, these restrictions apply at the time an investment is made. The Fund will not:



      (1) Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.

      (2) Borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time a Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. A Fund will not purchase investments once borrowed funds exceed 5% of its total assets.

      (3) Pledge, mortgage, or hypothecate its assets. However, the Fund may pledge securities having a market value (on a daily marked-to-market basis) at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (2) above.

      (4) With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets.

      (5) Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into "repurchase agreements" or "reverse repurchase agreements." A Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets. Portfolio securities may be loaned if collateral values are continuously maintained at no less than 100% by "marking to market" daily.


      (6) Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act. This restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into repurchase transactions.


      (7) Invest more than 15% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.



      To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders. The Fund currently does not intend to invest in the securities of any issuer that would qualify as a real estate investment trust under federal tax law.


      With respect to the industry concentration outlined in the Prospectus, the Advisor treats US domestic banks and foreign branches of US banks as a separate industry from foreign banks.

      Except with respect to Investment Restriction Nos. 2 and 13, if a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.


Investment Policies

      To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of another investment company that has substantially similar investment objectives and policies. To the extent consistent with its investment objective and restrictions, the Fund may invest in the following instruments and utilize the following investment techniques:

       Equity Securities. The Fund may invest in common and preferred equity securities publicly traded in the United States or in foreign countries on developed or emerging markets. The Fund's equity securities may be denominated in foreign currencies and may be held outside the United States. Certain emerging markets are closed in whole or part to the direct purchase of equity securities by foreigners. In these markets, the Fund may be able to invest in equity securities solely or primarily through foreign government authorized pooled investment vehicles.

      US Government Obligations. The types of US Government obligations in which the Fund may at times invest include: (1) a variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and
(2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d), other than as set forth above, since it is not obligated to do so by law. The Fund may purchase US Government obligations on a forward commitment basis.


      Debt Securities. The Fund may also invest in debt securities, including instruments issued by emerging market companies, governments and their agencies. The Fund is likely to purchase debt securities which are not investment grade debt, since much of the emerging market debt falls in this category. These securities are subject to market and credit risk. These lower rated debt securities may include obligations that are in default or that face the risk of default with respect to principal or interest. Such securities are sometimes referred to as "junk bonds." Please see the Appendix for a description of securities ratings.


     Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit-enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value.

      The value of asset-backed securities is affected by changes in the market's perception of the asset backing the security, changes in the creditworthiness of the servicing agent for the instrument pool, the originator of the instruments or the financial institution providing any credit enhancement and the expenditure of any portion of any credit enhancement. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying instruments by the obligors, and a Fund would generally have no recourse against the obligee of the instruments in the event of default by an obligor. The underlying instruments are subject to prepayments which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described below for prepayments of pools of mortgage loans underlying mortgage-backed securities. Use of asset-backed securities will represent less than 5% of the Fund's total assets.

      Section 4(2) Commercial Paper. The Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to investors who agree that they are purchasing the paper for an investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Pursuant to guidelines established by the Board of Trustees, Advisor may determine that Section 4(2) paper is liquid for the purposes of complying with the Fund's investment restriction relating to investments in illiquid securities.

      Eurodollar Certificates of Deposit (ECDs), Eurodollar Time Deposits (ETDs) and Yankee Certificates of Deposit (YCDs). ECDs are US dollar denominated certificates of deposit issued by foreign branches of domestic banks. ETDs are US dollar denominated deposits in foreign banks or foreign branches of US banks. YCDs are US dollar denominated certificates of deposit issued by US branches of foreign banks.

      Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements.

      Repurchase Agreements. The Fund may enter into repurchase agreements with financial institutions. Under repurchase agreements, these parties sell securities to the Fund and agree to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by the Fund have a total value in excess of the purchase price paid by the Fund and are held by Custodian until repurchased. Repurchase agreements assist the Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness is continually monitored and found satisfactory by Advisor.

      Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." Under reverse repurchase agreements, a Fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. Cash or liquid high quality debt obligations from a Fund's portfolio equal in value to the repurchase price including any accrued interest will be segregated by Custodian on the Fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk of default by the counterparty, which may adversely affect the Fund's ability to reacquire the underlying security.

      When-Issued Transactions. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

      The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but the Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. The Fund will invest no more than 5% of its net assets in when-issued securities.

      Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income the Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

      When payment for when-issued securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

      Special Situations and Illiquid Securities. The Fund and the Advisor believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities, and other similar vehicles (collectively, "special situations") could enhance the Fund's capital appreciation potential. These investments are generally illiquid. The Fund currently does not intend to invest more than 5% of its net assets in all types of illiquid securities or securities that are not readily marketable, including special situations. In no case will the Fund invest more than 15% of its net assets in illiquid securities. Due to foreign ownership restrictions, the Fund may invest periodically in illiquid securities which are or become illiquid due to restrictions on foreign ownership imposed by foreign governments. Said securities may be more difficult to price and trade. The absence of a regular trading market for illiquid securities imposes additional risks on investment in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

      Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund's ability to manage its investment portfolio, maintain a stable net asset value and meet redemption requests. The Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

      Variable and Floating Rate Securities. The Fund may purchase variable rate US Government obligations which are instruments issued or guaranteed by the US Government, or an agency or instrumentality thereof, that have a rate of interest subject to adjustment at regular intervals but less frequently than annually. Variable rate US Government obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

      Zero Coupon Securities. These securities are notes, bonds and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts.

      Because the Fund accrues taxable income from zero coupon securities without receiving regular interest payments in cash, the Fund may be required to sell portfolio securities in order to pay a dividend depending, among other things, upon the proportion of shareholders who elect to receive dividends in cash rather than reinvesting dividends in additional shares of the Fund.

      Because a zero coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make regular distributions of interest.


Hedging Strategies and Related Investment Techniques

      The Fund may seek to hedge its portfolios against movements in the equity markets, interest rates and currency exchange rates through the use of options, futures transactions, options on futures and forward foreign currency exchange transactions. The Fund has authority to write (sell) covered call and put options on its portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures and related options on such futures. The Fund may enter into such options and futures transactions either on exchanges or in the over-the-counter ("OTC") markets. Although certain risks are involved in options and futures transactions (as discussed in the Prospectus and below), Advisor believes that, because the Fund will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of the Fund will not subject the Fund to the risks frequently associated with the speculative use of options and futures transactions. Although the use of hedging strategies by the Fund is intended to reduce the volatility of the net asset value of the Fund's shares, the Fund's net asset value will nevertheless fluctuate. There can be no assurance that the Fund's hedging transactions will be effective.

      Writing Covered Call Options. The Fund is authorized to write (sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. Writing a call option obligates the Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, the Fund receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. By writing covered call options, however, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

      Writing Covered Put Options. The Fund is authorized to write (sell) covered put options on its portfolio securities and to enter into closing transactions with respect to such options.

      When the Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

        The Fund may write put options as an alternative to purchasing actual securities. If security prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Fund would expect to suffer a loss. This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

        Purchasing Put Options. The Fund is authorized to purchase put options to hedge against a decline in the market value of its portfolio securities. By buying a put option the Fund has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by the Fund for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The Fund will not purchase put options on securities (including stock index options discussed below) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by the Fund would exceed 5% of the market value of the Fund's total assets.

        Purchasing Call Options. The Fund is also authorized to purchase call options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). The Fund will purchase call options only in connection with "closing purchase transactions."

        Stock Index Options and Financial Futures. The Fund is authorized to engage in transactions in stock index options and financial futures, and related options. The Fund may purchase or write put and call options on stock indices to hedge against the risks of market-wide stock price movements in the securities in which the Fund invests. Options on indices are similar to options on securities except that on exercise or assignment, the parties to the contract pay or receive an amount of cash equal to the difference between the closing value of the index and the exercise price of the option times a specified multiple. The Fund may invest in stock index options based on a broad market index, such as the S&P 500 Index, or on a narrow index representing an industry or market segment. The Fund's investments in foreign stock index futures contracts and foreign interest rate futures contracts, and related options, are limited to only those contracts and related options that have been approved by the Commodity Futures Trading Commission ("CFTC") for investment by United States investors. Additionally, with respect to the Fund's investments in foreign options, unless such options are specifically authorized for investment by order of the CFTC, the Fund will not make such investments.

        The Fund may also purchase and sell stock index futures contracts and other financial futures contracts ("futures contracts") as a hedge against adverse changes in the market value of its portfolio securities as described below and to obtain exposure to foreign markets. A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security for a set price on a future date. Unlike most other futures contracts, a stock index futures contract does not require actual delivery of securities, but results in cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. The Fund may effect transactions in stock index futures contracts in connection with equity securities in which it invests and in financial futures contracts in connection with debt securities in which it invests, if any. Transactions by the Fund in stock index futures and financial futures are subject to limitations as described below under "Restrictions on the Use of Futures Transactions."

        The Fund may sell futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. When a Fund is not fully invested in the securities markets and anticipates a significant market advance, the Fund may purchase futures in order to gain rapid market exposure that may partially or entirely offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, an equivalent amount of futures contracts will be terminated by offsetting sales. It is anticipated that, in a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, whether the long position results from the purchase of a futures contract or the purchase of a call option, but under unusual circumstances (e.g., the Fund experiences a significant amount of redemptions), a long futures position may be terminated without the corresponding purchase of securities.

        The Fund also is authorized to purchase and write call and put options on futures contracts and stock indices in connection with its hedging activities. Generally, these strategies would be utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) during which the Fund enters into futures transactions. The Fund may purchase put options or write call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of securities. Similarly, the Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.

        The Fund is also authorized to engage in options and futures transactions on US and foreign exchanges and in options in the OTC markets ("OTC options"). In general, exchange traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC options transactions are two-party contracts with price and terms negotiated by the buyer and seller. See "Restrictions on OTC Options" below for information as to restrictions on the use of OTC options.

        The Fund is authorized to purchase or sell listed or OTC foreign security or currency options, foreign security or currency futures and related options as a short or long hedge against possible variations in foreign exchange rates and market movements. Such transactions could be effected with respect to hedges on non-US dollar denominated securities owned by a Fund, sold by a Fund but not yet delivered, or committed or anticipated to be purchased by a Fund. As an illustration, a Fund may use such techniques to hedge the stated value in US dollars of an investment in a yen-denominated security. In such circumstances, for example, the Fund can purchase a foreign currency put option enabling it to sell a specified amount of yen for US dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the US dollar will tend to be offset by an increase in the value of the put option.

        Restrictions on the Use of Futures Transactions. The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

        Regulations of the CFTC applicable to the Fund requires that all of the Fund's futures and options on futures transactions constitute bona fide hedging transactions and that the Fund not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

        Restrictions on OTC Options. The Fund will engage in OTC options, including OTC stock index options, OTC foreign security and currency options and options on foreign security and currency futures, only with member banks of the Federal Reserve System and primary dealers in US Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The Fund will acquire only those OTC options for which Advisor believes the Fund can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option).

        The Staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Fund has adopted an operating policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of: (1) the market value of outstanding OTC options held by the Fund; (2) the market value of the underlying securities covered by outstanding OTC call options sold by the Fund; (3) margin deposits on the Fund's existing OTC options on futures contracts; and (4) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 10% of the net assets of the Fund, taken at market value. However, if an OTC option is sold by the Fund to a primary US Government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (current market value of the underlying security minus the option's strike price). The repurchase price with primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

        Asset Coverage for Futures and Options Positions. The Fund will not use leverage in its options and futures strategies. Such investments will be made for hedging purposes only. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either:
(1) an offsetting position in securities or other options or futures contracts; or (2) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require, will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. The Fund's custodian shall maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or liquid securities to account for fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meeting redemption requests or other current obligations.

        Risk Factors in Options, Futures, Forward and Currency Transactions. Utilization of options and futures transactions to hedge the Fund's portfolios involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities or currencies which are the subject of the hedge. If the price of the options or futures moves more or less than the price of hedged securities or currencies, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. The successful use of options and futures also depends on Advisor's ability to correctly predict price movements in the market involved in a particular options or futures transaction. To compensate for imperfect correlations, the Fund may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts. Conversely, the Fund may purchase or sell fewer stock index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the stock index options or futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which the Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

        The Fund intends to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, the Advisor believes the Fund can receive on each business day at least two independent bids or offers. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge its portfolio. There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option.

         The exchanges on which options on portfolio securities and currency options are traded have generally established limitations governing the maximum number of call or put options on the same underlying security or currency (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day.

                               RISK CONSIDERATIONS

      Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published regarding US companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to US companies. Many foreign markets have substantially less volume than either the established domestic securities exchanges or the OTC markets. Securities of some foreign companies are less liquid and more volatile than securities of comparable US companies. Commission rates in foreign countries, which may be fixed rather than subject to negotiation as in the US, are likely to be higher. In many foreign countries there is less government supervision and regulation of securities exchanges, brokers and listed companies than in the US, and capital requirements for brokerage firms are generally lower. Settlement of transactions in foreign securities may, in some instances, be subject to delays and related administrative uncertainties.

      Investments in companies domiciled in emerging market countries may be subject to additional risks than investment in the US and in other developed countries. These risks include: (1) Volatile social, political and economic conditions can cause investments in emerging or developing markets exposure to economic structures that are generally less diverse and mature. Emerging market countries can have political systems which can be expected to have less stability than those of more developed countries. The possibility may exist that recent favorable economic developments in certain emerging market countries may be suddenly slowed or reversed by unanticipated political or social events in such countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. (2) The small current size of the markets for such securities and the currently low or nonexistent volume of trading can result in a lack of liquidity and in greater price volatility. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging market countries. Because the Fund's securities will generally be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Fund's securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging markets countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. (3) The existence of national policies may restrict the Fund's investment opportunities and may include restrictions on investment in issuers or industries deemed sensitive to national interests. (4) Some emerging markets countries may not have developed structures governing private or foreign investment and may not allow for judicial redress for injury to private property.

      The Fund endeavors to buy and sell foreign currencies on favorable terms. Such price spread on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds from the sale of shares in US dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to the Fund's investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

      The Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of differentiations, exchange control regulations and indigenous economic and political developments.

                                      TAXES

      The Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). As a RIC, the Fund will not be liable for federal income taxes on taxable net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) that it distributes to its shareholders, provided that the Fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a Fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US government securities or the securities of other RICs) of any one issuer.

      The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.

         If a shareholder receives a distribution taxable as a 20% gain or a 28% gain with respect to shares of a Fund and redeems or exchanges the shares without having held the shares for more than one year, then any loss on the redemption or exchange will be treated as a 20% loss or a 28% loss to the extent of the respective capital gain distribution.

      Issues Related to Hedging and Option Investments. The Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the Income Requirement and the Distribution Requirement, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules will affect investments in certain futures contracts, options, foreign currency contracts and debt securities denominated in foreign currencies.

      State and Local Taxes. Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

      Foreign Income Taxes. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which would entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for the Fund in advance since the amount of the assets to be invested within various countries is not known.

      If the Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. The Fund can elect to mark-to-market its PFIC holdings in lieu of paying taxes on gains or distributions therefrom. It is anticipated that any taxes on a Fund with respect to investments in PFICs would be insignificant.

      Foreign shareholders should consult with their tax advisors as to if and how the federal income tax and its withholding requirements applies to them.

      The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.

                              FINANCIAL STATEMENTS


     Audited financial statements for the Fund will be available within 60 days following the end of the Fund's then current fiscal year. When available, copies of the financial statements can be obtained without charge by calling Distributor at (800) 647-7327.

                                    APPENDIX

                        DESCRIPTION OF SECURITIES RATINGS

Ratings of Debt Instruments

        Moody's Investors Service, Inc. ("Moody's") -- Long Term Debt Ratings.

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

        Standard & Poor's Corporation ("S&P"). The ratings are based, in varying degrees, on the following considerations: (1) The likelihood of default -- capacity and willingness of the obligator as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) The nature of and provisions of the obligation; and (3) The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

        AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

        AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

        A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Ratings of Commercial Paper

     Moody's. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     o Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
       o Leading market positions in well-established industries.
       o High rates of return on funds employed.
       o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
       o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
       o Well-established access to a range of financial markets and assured sources of alternate liquidity.
     o Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.
     o Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.
     o Issuers rated Not Prime do not fall within any of the Prime rating categories.

     S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered shot-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

     A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

     Fitch's Investors Service, Inc. ("Fitch"). Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as F-1, F-2, F-3, or F-4.

     F-1 -- This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

     F-2 -- Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

     Duff and Phelps, Inc. Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

     Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

     The distinguishing feature of Duff & Phelps' short-term ratings is the refinement of the traditional '1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps has incorporated gradations of '1+' (one plus) and '1-' (one minus) to assist investors in recognizing those differences.

     Duff 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free US Treasury short-term obligations.

     Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     Duff 1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     Good Grade. Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     Satisfactory Grade. Duff 3--Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

     Non-Investment Grade. Duff 4--Speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

     Default. Duff 5--Issuer failed to meet scheduled principal and/or interest payments.

     IBCA, Inc. In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies they cover.

     IBCA's analysts speak the languages of the countries they cover, which is essential to maximize the value of their meetings with management and to properly analyze a company's written materials. They also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.
     Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While these data cannot be disclosed in reports, they are taken into account when assigning our ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit correction of any factual errors and to enable clarification of issues raised.

     IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following the Committee meetings, ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

     A1+--Obligations supported by the highest capacity for timely repayment.

     A1--Obligations supported by a very strong capacity for timely repayment.

     A2--Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

     B1--Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

     B2--Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

     C1--Obligations for which there is an inadequate capacity to ensure timely repayment.

     D1--Obligations which have a high risk of default or which are currently in default.

                                                   Filed pursuant to Rule 485(b)
                                                    File Nos. 33-19229; 811-5430


                                   SSgA FUNDS

                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                       STATEMENT OF ADDITIONAL INFORMATION

                              HIGH YIELD BOND FUND

                                 APRIL 28, 1998


     SSgA Funds ("Investment Company") is a registered open-end investment company organized as a Massachusetts business trust offering shares of beneficial interest in separate investment portfolios. In addition, each series of the Investment Company is diversified as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

     This Statement of Additional Information supplements or describes in greater detail the Investment Company and the SSgA High Yield Bond Fund (the "High Yield Bond Fund" or the "Fund") as contained in the Fund's Prospectus dated April 28, 1998. This Statement is not a Prospectus and should be read in conjunction with the Fund's Prospectus, which may be obtained by telephoning or writing Investment Company at the number or address shown above.

                                TABLE OF CONTENTS

                                                                     Page
                                                                     ----
Structure and Governance.............................................   3

         Organization and Business History...........................   3
         Shareholder Meetings........................................   4
         Controlling Shareholders....................................   4
         Principal Shareholders......................................   4
         Trustees and Officers.......................................   4

Operation of Investment Company......................................   6

         Service Providers  .........................................   6
         Advisor.....................................................   6
         Administrator...............................................   6
         Distributor.................................................   7
         Custodian and Transfer Agent................................   7
         Independent Accountants.....................................   7
         Distribution Plan  .........................................   7
         Federal Law Affecting State Street..........................   8
         Valuation of Fund Shares....................................   8
         Brokerage Practices.........................................   9
         Portfolio Turnover Rate.....................................   9
         Yield and Total Return Quotations...........................   9

Investments..........................................................  10


         Investment Restrictions.....................................  10
         Investment Policies.........................................  12
         Risk Factors - Lower Rated Debt Securities..................  15
         Hedging Strategies and Related Investment Techniques........  16


Taxes................................................................  20

Financial Statements.................................................  22

Appendix:  Description of Securities Ratings.........................  23

                            STRUCTURE AND GOVERNANCE

      Organization and Business History. Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. Investment Company is authorized to issue shares of beneficial interest, par value $.001 per share, which may be divided into one or more series, each of which evidences pro rata ownership interest in a different investment portfolio, or "Fund." The High Yield Bond Fund is one such investment portfolio. The Trustees may create additional Funds at any time without shareholder approval.

      As of the date of this Statement of Additional Information, Investment Company is comprised of the following investment portfolios, each of which commenced operations on the date set forth opposite the portfolio's name:

   -----------------------------------------------------------------------
      SSgA Money Market Fund                             May 2, 1988
   -----------------------------------------------------------------------
      SSgA US Government Money Market Fund              March 1, 1991
   -----------------------------------------------------------------------
      SSgA Matrix Equity Fund                            May 4, 1992
   -----------------------------------------------------------------------
      SSgA Small Cap Fund                                July 1, 1992
   -----------------------------------------------------------------------
      SSgA Yield Plus Fund                            November 9, 1992
   -----------------------------------------------------------------------
      SSgA S&P 500 Index Fund                         December 30, 1992
   -----------------------------------------------------------------------
      SSgA Growth and Income Fund                     September 1, 1993
   -----------------------------------------------------------------------
      SSgA Intermediate Fund                          September 1, 1993
   -----------------------------------------------------------------------
      SSgA US Treasury Money Market Fund              December 1, 1993
   -----------------------------------------------------------------------
      SSgA Prime Money Market Fund                    February 22, 1994
   -----------------------------------------------------------------------
      SSgA Emerging Markets Fund                        March 1, 1994
   -----------------------------------------------------------------------
      SSgA Tax Free Money Market Fund                 December 1, 1994
   -----------------------------------------------------------------------
      SSgA Active International Fund                    March 7, 1995
   -----------------------------------------------------------------------
      SSgA Bond Market Fund                           February 7, 1996
   -----------------------------------------------------------------------
      SSgA Life Solutions Balanced Fund                  July 1, 1997
   -----------------------------------------------------------------------
      SSgA Life Solutions Growth Fund                    July 1, 1997
   -----------------------------------------------------------------------
      SSgA Life Solutions Income and Growth Fund         July 1, 1997
   -----------------------------------------------------------------------
      SSgA Special Small Cap Fund                             *
   -----------------------------------------------------------------------
      SSgA High Yield Bond Fund                               *
   -----------------------------------------------------------------------
      SSgA International Growth Opportunities Fund            *
   -----------------------------------------------------------------------
      SSgA Real Estate Equity Fund                            *
   -----------------------------------------------------------------------
      SSgA US Treasury Obligations Fund                       *
   -----------------------------------------------------------------------
      SSgA International Pacific Index Fund                   *
   -----------------------------------------------------------------------

         ---------------
         *As of the date of this Statement of Additional Information, these portfolios have not commenced operations.

     Prospectuses for these investment portfolios may be obtained by calling Investment Company's distributor, Russell Fund Distributors, Inc., at (800) 647-7327, or at its Internet Website at www.ssgafunds.com.

     Investment Company is authorized to divide shares of any series into two or more classes of shares. The shares of each Fund may have such rights and preferences as the Trustees may establish from time to time, including the right of redemption (including the price, manner and terms of redemption), special and relative rights as to dividends and distributions, liquidation rights, sinking or purchase fund provisions and conditions under which any Fund may have separate voting rights or no voting rights. Each class of shares of a Fund is entitled to the same rights and privileges as all other classes of that Fund, except that each class bears the expenses associated with the distribution and shareholder servicing arrangements of that class, as well as other expenses attributable to the class and unrelated to the management of the Fund's portfolio securities. Shares of the Money Market, US Government Money Market and Tax Free Money Market Funds are divided into Classes A, B and C.

     Any amendment to the Master Trust Agreement that would materially and adversely affect shareholders of Investment Company as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of Investment Company or the Fund, respectively. All other amendments may be effected by Investment Company's Board of Trustees.

     Under certain unlikely circumstances, and as is the case with any Massachusetts business trust, a shareholder of the Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, or other undertaking of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk to shareholders of incurring financial loss beyond their investments is limited to circumstances in which the Fund itself would be unable to meet its obligations.

     Shareholder Meetings. Investment Company will not have an Annual Meeting of Shareholders. Special Meetings may be convened: (1) by the Board of Trustees;
(2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.


     Controlling Shareholders. The Trustees have the authority and responsibility to manage the business of Investment Company. Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding. However, in connection with State Street Bank and Trust Company's ("State Street") securities lending program and investment accounts over which State Street has discretionary authority, State Street holds certain collateral on behalf of its securities lending clients to secure the return of loaned securities. Such collateral may be invested in Investment Company shares from time to time. Shares representing such investments are held of record by State Street, who retains voting control of such shares. As of April 15, 1998, State Street held beneficially and of record less than 25% of Investment Company's shares in connection with various lending portfolios and, consequently, is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act. State Street also acts as Investment Company's investment advisor, transfer agent and custodian.


     The Trustees and officers of the Investment Company, as a group, own less than 1% of Investment Company's voting securities.

     Frank Russell Investment Management Company ("Administrator"), Investment Company's administrator, will be the sole shareholder of the Fund until such time as the Fund has public shareholders and therefore may be deemed a controlling person.

     Trustees and Officers. The Board of Trustees is responsible for overseeing generally the operation of the Fund. The officers, all of whom are employed by, and are officers of, Administrator or its affiliates, are responsible for the day-to-day management and administration of the Fund's operations.


     Trustees who are not officers or employees of State Street or its affiliates are paid $55,500 each fiscal year and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. Investment Company's officers and employees are paid by Administrator or its affiliates.


     The following lists Investment Company's Trustees and officers, their positions with Investment Company, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with Investment Company. The mailing address for all Trustees and officers affiliated with Investment Company is the SSgA Funds, 909 A Street, Tacoma, WA 98402.

     An asterisk (*) indicates that a Trustee is an "interested person" of the Investment Company, as defined in the 1940 Act.

     *Lynn L. Anderson, Trustee, Chairman of the Board and President. Born 4/22/39. Trustee, President and Chief Executive Officer, Russell Insurance Funds. Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc. Trustee, President and Chief Executive Officer, Frank Russell Investment Company (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President,

Frank Russell Trust Company; Director and Chairman, Frank Russell Investment Company Public Limited Company; November 1995 to February 1997, Director, Frank Russell Company; Director and Chairman of the Board, Frank Russell Company (Delaware); Director, Frank Russell Company; March 1989 to June 1993, Director, Frank Russell Company, Director of Frank Russell Investments (Ireland) Limited; Director and Chairman, Frank Russell Investment Company Public Limited Company. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).

     William L. Marshall, Trustee. Born 12/12/42. 33 West Court Street, Doylestown, PA 18901. Chief Executive Officer and President, Wm. L. Marshall Associates, Inc. (a registered investment advisor and provider of financial and related consulting services); Certified Financial Planner; Member, Registry of Financial Planning Practitioners; and Advisory Committee, International Association for Financial Planning Broker-Dealer Program. Member, Institute of Certified Financial Planners. Registered Representative for Securities with FSC Securities Corp., Marietta, Georgia.

     *Steven J. Mastrovich, Trustee. Born 11/3/56. 350 Park Avenue, 15th Floor, New York, NY 10022. Partner, Squire, Sanders & Dempsey (law firm). From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm). From 1990 to 1994, Partner, Warner & Stackpole (law firm).

     Patrick J. Riley, Trustee. Born 11/30/48. 21 Custom House Street, Boston, MA 02110. Partner, Riley, Burke & Donahue (law firm).

     Richard D. Shirk, Trustee. Born 10/31/45. 3350 Peachtree Road, N.E., Atlanta, GA 30326. President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia. 1990 to 1992, President, Champions Group Resources--Business Management and Employee Benefits Consulting; 1990, Senior Vice President, Employee Benefits Division, Cigna Corporation (providing and insuring group life, health and disability employee benefit products and services); from 1986 to 1990, Senior Vice President, EQUICOR-Equitable HCA Corporation (providing and insuring group life, health and disability employee benefit products and services).

     *Bruce D. Taber, Trustee. Born 4/25/43. 26 Round Top Road, Boxford, MA 01921. Consultant, Computer Simulation, General Electric Industrial Control Systems. Prior to that, President, A.B. Reed, Inc. - Engineers, Architects, Planners. Prior to that, Vice President, Instrumentation and Controls, A.B. Reed, Inc.

     Henry W. Todd, Trustee. Born 5/4/47. 111 Commerce Drive, Montgomeryville, PA 18936. President and Director, Zink & Triest Co., Inc. (dealer in vanilla flavor materials); Director, A.M. Todd Co., and Flavorite Laboratories.

     J. David Griswold, Vice President and Secretary. Born 8/24/57. Assistant Secretary and Associate General Counsel, Frank Russell Investment Management

Company, Russell Fund Distributors, Inc., Frank Russell Capital Inc., Frank Russell Company and Russell Fiduciary Services Company; Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; Secretary, Frank Russell Canada Limited/Limitee.

     George W. Weber, Senior Vice President, Fund Treasurer and Principal Accounting Officer. Born 6/3/51. Treasurer and Chief Accounting Officer, Russell Insurance Funds (investment company); Director of Finance and Operations, Frank Russell Trust Company; Director, Fund Administration and Operations of Frank Russell Investment Management Company and Russell Fund Distributors, Inc.; Treasurer and Chief Accounting Office, Frank Russell Investment Company (investment company); March 1993 to January 1996, Vice President, Operations, Funds Management, J.P. Morgan; December 1985 to March 1993, Senior Vice President, Operations, Frank Russell Investment Company, The Laurel Funds, Inc. and The Seven Seas Series Fund (investment companies); Director of Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; Director, Russell Fund Distributors, Inc.


            ========================================================
            1. Trustee                   1. Total Compensation
                                        from Investment Company
                                             per Fiscal Year
            --------------------------------------------------------
            2. Lynn L. Anderson               2.   $0
            --------------------------------------------------------
            3. William L. Marshall            3. $55,500
            --------------------------------------------------------
            4. Steven J. Mastrovich           4. $55,500
            --------------------------------------------------------
            5. Patrick J. Riley               5. $55,500
            --------------------------------------------------------
            6. Richard D. Shirk               6. $55,500
            --------------------------------------------------------
            7. Bruce D. Taber                 7. $55,500
            --------------------------------------------------------
            8. Henry W. Todd                  8. $55,500
            ========================================================


                         OPERATION OF INVESTMENT COMPANY

     Service Providers. Most of the Fund's necessary day-to-day operations are performed by separate business organizations under contract to Investment Company. The principal service providers are:

  Investment Advisor, Custodian
    and Transfer Agent:              State Street Bank and Trust Company
  Administrator:                     Frank Russell Investment Management Company
  Distributor:                       Russell Fund Distributors, Inc.
  Independent Accountants:           Coopers & Lybrand L.L.P.


     Advisor. State Street Bank and Trust Company ("State Street" or "Advisor") serves as the Fund's investment advisor pursuant to an Advisory Agreement dated April 12, 1988 ("Advisory Agreement"). State Street is a wholly owned subsidiary of State Street

Corporation, a publicly held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110.


     Under the Advisory Agreement, Advisor directs the Fund's investments in accordance with its investment objectives, policies and limitations. For these services, the Fund pays a fee to Advisor at the rate stated in the Prospectus.

     The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Fund and either a majority of all Trustees or a majority of the shareholders of the Fund approve its continuance. The Agreement may be terminated by Advisor or the Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

     Administrator. Frank Russell Investment Management Company
("Administrator") serves as the Fund's administrator, pursuant to an Administration Agreement dated April 12, 1988 ("Administration Agreement"). A description of the services provided under the Administration Agreement and the basis for computing fees for such services is provided in the Fund's Prospectus.

     The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by Administrator or the Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

     Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Zurich, Paris and Auckland, and have approximately 1,200 officers and employees. Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402.

     Distributor. Russell Fund Distributors, Inc. ("Distributor") serves as the distributor of Fund shares pursuant to a Distribution Agreement dated April 12, 1988 ("Distribution Agreement"). Distributor is a wholly owned subsidiary of Administrator. Distributor's mailing address is One International Place, Boston, MA 02110.

     Custodian and Transfer Agent. State Street serves as the custodian ("Custodian") and transfer agent ("Transfer Agent") for Investment Company. State Street also provides the basic portfolio recordkeeping required by Investment Company for regulatory and financial reporting purposes. For these services, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each Fund: $0 up to $1.5 billion--0.02%, over $1.5 billion--0.015% (for purposes of calculating the break point, the assets of all Investment Portfolios are aggregated); securities transaction charges from $6.00 to $25.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per Investment Portfolio and from $4.00 to $16.00 per security, depending on the type of instrument and the pricing service used; transfer agent services of $1.50 per shareholder transaction and a multiple class fee of $18,000 per year for each additional class of shares; and yield calculation fees of $350.00 per non-money market portfolio per year. For Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $9.00 open account fee; $1.50 closed account fee; fund minimum per portfolio for one to four portfolios--$36,000, five to six portfolios--$24,000, and over six portfolios $18,000. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street will apply a $5.00 fee to each telephone transaction (purchase or redemption), that is applied against the monthly billing. State Street is reimbursed by the Fund for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes, and freight.

     Independent Accountants. Coopers & Lybrand L.L.P. serves as the Investment Company's independent accountants. Coopers & Lybrand L.L.P. is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of Coopers & Lybrand L.L.P. is One Post Office Square, Boston, MA 02109.

     Distribution Plan. Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which the Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. The Rule provides that the Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, the Fund has adopted an active distribution plan (the "Plan"), which is described in the Fund's Prospectus.

     The Plan provides that the Fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services. The Plan does not provide for the Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the Fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940
Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.

     Under the Plan, the Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Such arrangements are more fully described in the Fund's Prospectus under "Distribution Services and Shareholder Servicing."

     Federal Law Affecting State Street. The Glass-Steagall Act of 1933 prohibits state chartered banks such as State Street from engaging in the business of underwriting, selling or distributing certain securities, and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of State Street in informing its customers of the Fund, performing investment and redemption services, providing custodian, transfer, shareholder servicing, dividend disbursing, agent servicing and investment advisory services, may raise issues under these provisions. State Street has been advised by its counsel that its activities in connection with the Funds contemplated under this arrangement are consistent with its statutory and regulatory obligations.

     Valuation of Fund Shares. Net asset value per share is calculated once each business day for the High Yield Bond Fund as of the close of the regular trading session on the New York Stock Exchange (currently 4:00 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for business. Currently, the New York Stock Exchange is open for trading every weekday except New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

     Trading may occur in debt securities and in foreign securities at times when the New York Stock Exchange is closed (including weekends and holidays or after 4:00 p.m., Eastern time, on a regular business day). The trading of portfolio securities at such times may significantly increase or decrease the Fund's net asset value when shareholders do not have the ability to purchase or redeem shares. Moreover, trading in securities on European and Asian exchanges and in the over-the-counter market is normally completed before the close of the New York Stock Exchange. Events affecting the values of foreign securities traded in foreign markets that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the Fund's calculation of its net asset value unless the Board of Trustees determines that the particular event would materially affect the Fund's net asset value, in which case an adjustment would be made.

     With the exceptions noted below, the Fund values portfolio securities at market value. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed-income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sell price.

     Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Therefore, fixed income securities may be valued using prices provided by a pricing service when such prices are determined by Custodian to reflect the market value of such securities.

      International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of best bid or official bid, as determined by the relevant securities exchange. In the absence of a last sale or best or official bid price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

      The Fund values securities maturing within 60 days of the valuation date at amortized cost unless the Board determines that the amortized cost method does not represent market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

      For example, in periods of declining interest rates, the daily yield on Fund shares computed by dividing the annualized daily income on the Fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

     Brokerage Practices. All portfolio transactions are placed on behalf of the Fund by Advisor. Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed commission in the form of a bid/offer spread. The cost of securities purchased from underwriters includes an underwriting commission or concession.

     Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the

Fund. Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

     The Advisory Agreement authorizes Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or Advisor (or its affiliates). Advisor is authorized to cause the Fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The Fund or Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which Advisor exercises investment discretion.

     The Trustees periodically review Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund and review the prices paid by the Fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the Fund. Certain services received by Advisor attributable to a particular Fund transaction may benefit one or more other accounts for which Advisor exercises investment discretion, or an investment portfolio other than that for which the transaction was effected. Advisor's fees are not reduced by Advisor's receipt of such brokerage and research services.

     Portfolio Turnover Rate. The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts and repurchase agreements, are excluded.

     Yield and Total Return Quotations. The Fund computes average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-year, five-year and ten-year periods (or life of the fund as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)(n) = ERV

           where: P = a hypothetical initial payment of $1,000
                  T = average annual total return
                  n = number of years
                ERV = ending redeemable value of a $1,000 payment made at the beginning of the 1-year, 5-year and 10-year periods at the end of the year or period

      The calculation assumes that all dividends and distributions of the Fund are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

      The Fund computes yield by using standardized methods of calculation required by the Securities and Exchange Commission. Yields are calculated by dividing the net investment income per share earned during a 30-day (or one-month) period by the maximum offering price per share on the last day of the period, according to the following formula:

                                         a-b
                              YIELD = 2[(---+1)(6)-1]
                                         cd
          Where: a = dividends and interests earned during the period;
                 b = expenses accrued for the period (net of reimbursements);
                 c = average daily number of shares outstanding during the
                     period that were entitled to receive dividends; and
                 d = the maximum offering price per share on the last day of the period.

     The yield quoted is not indicative of future results. Yields will depend on the type, quality, maturity and interest rate of instruments held by the Fund. Total return and other performance figures are based on historical earnings and are not indicative of future performance.

                                   INVESTMENTS

     The investment objective of the Fund is set forth in its Prospectus. In addition to the investment objective, the Fund also has certain "fundamental" investment restrictions, which may be changed only with the approval of a majority of the shareholders of the Fund, and certain nonfundamental investment restrictions and policies, which may be changed by the Fund without shareholder approval.

Investment Restrictions


     The Fund is subject to the following investment restrictions, restrictions 1 through 7 are fundamental and restrictions 8 and 9 are nonfundamental. Unless otherwise noted, these restrictions apply at the time an investment is made. The Fund will not:

     (1) Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.


     (2) Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

     (3) Pledge, mortgage or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (2) above.

     (4) With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets.

     (5) Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into repurchase agreements or reverse repurchase agreements. The Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets.


     (6) Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

     (7) Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

     (8) Invest in securities issued by other investment companies except in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's shareholders, except that the Fund may invest in such securities to the extent permitted by the 1940 Act.

     (9) Invest more than 15% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.

     With respect to the industry concentration outlined in the Prospectus, the Advisor treats US domestic banks and foreign branches of US banks as a separate industry from foreign banks.


Investment Policies


      The Fund may invest in the following instruments:

     High Risk, High Yield Bonds. The Fund will invest in high risk, high yield bonds. Securities rated below BBB by S&P or Baa by Moody's may involve greater risks than securities in higher rating categories.

     Bonds rated below BBB by S&P (BB, B, CCC, CC and C) are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and D the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     Securities possessing Moody's Baa rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well. Please see "Risk Factors - Lower Rated Debt Securities" in this SAI.

     US Government Obligations. The types of US Government obligations in which the Fund may at times invest include: (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and
(2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d), other than as set forth above, since it is not obligated to do so by law. The Fund may purchase US Government obligations on a forward commitment basis.

     Repurchase Agreements. The Fund may enter into repurchase agreements with financial institutions. Under repurchase agreements, these parties sell securities to the Fund and agree to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by the Fund have a total value in excess of the purchase price paid by the Fund and are held by Custodian until repurchased. Repurchase agreements assist the Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness is continually monitored and found satisfactory by Advisor.

     Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." Under reverse repurchase agreements, the Fund sells portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions.

     When-Issued Transactions. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

      The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but the Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. The Fund will not invest more than 25% of its net assets in when-issued securities.

      Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise.

      When payment for when-issued securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

      Section 4(2) Commercial Paper. The Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to investors who agree that they are purchasing the paper for an investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Pursuant to guidelines established by the Board of Trustees, Advisor may determine that Section 4(2) paper is liquid for the purposes of complying with the Fund's investment restriction relating to investments in illiquid securities.

      Variable and Floating Rate Securities. The Fund may purchase variable rate US Government obligations which are instruments issued or guaranteed by the US Government, or an agency or instrumentality thereof, that have a rate of interest subject to adjustment at regular intervals but less frequently than annually. Variable rate US Government obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

      Asset-Backed Securities. The value of asset-backed securities is affected by changes in the market's perception of the asset backing the security, changes in the creditworthiness of the servicing agent for the instrument pool, the originator of the instruments or the financial institution providing any credit enhancement and the expenditure of any portion of any credit enhancement. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying instruments by the obligors, and a Fund would generally have no recourse against the obligee of the instruments in the event of default by an obligor. The underlying instruments are subject to prepayments which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described below for prepayments of pools of mortgage loans underlying mortgage-backed securities.

      Mortgage-Related Securities. Mortgage pass-through certificates are issued by governmental, government-related and private organizations and are backed by pools of mortgage loans. These mortgage loans are made by savings and loan associations, mortgage bankers, commercial banks and other lenders to residential home buyers throughout the United States. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest that, in effect, are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgage loans, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly-owned US Government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

      (1) GNMA Mortgage Pass-Through Certificates ("Ginnie Maes"). Ginnie Maes represent an undivided interest in a pool of mortgage loans that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the

Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the loan pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying loans, Ginnie Maes are of the "modified pass-through" mortgage certificate type. GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgage loans. The GNMA guaranty is backed by the full faith and credit of the United States, and GNMA has unlimited authority to borrow funds from the US Treasury to make payments under the guaranty. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market by securities dealers and a variety of investors.

      (2) FHLMC Mortgage Participation Certificates ("Freddie Macs"). Freddie Macs represent interests in groups of specified first lien residential conventional mortgage loans underwritten and owned by FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying loan, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market by FHLMC, securities dealers and a variety of investors.

      (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes"). Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one-family to four-family residential properties. FNMA is obligated to distribute scheduled monthly installments of principal and interest on the loans in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated loans. The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

      The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates' coupon rates and the payment history of the underlying borrowers.

      Although the mortgage loans in a pool underlying a mortgage pass-through certificate will have maturities of up to 30 years, the average life of a mortgage pass-through certificate will be substantially less because the loans will be subject to normal principal amortization and also may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in mortgage interest rates. In periods of falling interest rates, the rate of prepayment on higher interest mortgage rates tends to increase, thereby shortening the actual average life of the mortgage pass-through certificate. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage pass-through certificate. Accordingly, it is not possible to predict accurately the average life of a particular pool. However, based on current statistics, it is conventional to quote yields on mortgage pass-through certificates based on the assumption that they have effective maturities of 12 years. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

      Zero Coupon Securities. These securities are notes, bonds and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts.

      Because the Fund accrues taxable income from zero coupon securities without receiving regular interest payments in cash, the Fund may be required to sell portfolio securities in order to pay a dividend depending, among other things, upon the proportion of shareholders who elect to receive dividends in cash rather than reinvesting dividends in additional shares of the Fund.

      Because a zero coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make regular distributions of interest.

         Equity Swaps. Equity swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although swap agreements entail the risk that a party will default on its payment obligations, the portfolios will minimize this risk by entering into agreements only with counterparties that the Advisor deems creditworthy. Swap agreements also bear the risk that the portfolios will not be able to meet their obligation to the counterparty. This risk will be mitigated by investing the portfolios in the specific asset for which it is obligated to pay a return.

Risk Factors - Lower Rated Debt Securities

         The growth of the market for lower rated debt securities has paralleled a long period of economic expansion. Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities may be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

         In addition, the markets in which low rated debt securities are traded are more limited than those for higher rated securities. The existence of limited markets for particular securities may diminish the Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund's shares.

         Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of the Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

         The Fund's Advisor may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. Please see the Appendix for a description of securities ratings.

Hedging Strategies and Related Investment Techniques

        The Funds may seek to hedge its portfolio against movements in the equity markets, interest rates and currency exchange rates through the use of options, futures transactions, options on futures and forward foreign currency exchange transactions. The Fund has authority to write (sell) covered call and put options on its portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures and related options on such futures. The Fund may also deal in certain forward contracts, including forward foreign exchange transactions, foreign currency options and futures, and related options on such futures. The Fund may enter into such options and futures transactions either on exchanges or in the over-the-counter ("OTC") markets. Although certain risks are involved in options and futures transactions (as discussed in the Prospectus and below), Advisor believes that, because the Fund will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of the Fund will not subject the Fund to the risks frequently associated with the speculative use of options and futures transactions. Although the use of hedging strategies by these Funds is intended to reduce the volatility of the net asset value of the Fund's shares, the Fund's net asset value will nevertheless fluctuate. There can be no assurance that the Fund's hedging transactions will be effective.

        Hedging Foreign Currency Risk. The Fund has authority to deal in forward foreign currency exchange contracts (including those involving the US dollar) as a hedge against possible variations in the exchange rate between various currencies. This is accomplished through individually negotiated contractual agreements to purchase or to sell a specified currency at a specified future date and price set at the time of the contract. The Fund's dealings in forward foreign currency exchange contracts may be with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally.

        The Fund may not hedge its positions with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular foreign currency. The Fund will not attempt to hedge all of its portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by Advisor. The Fund will not enter into a position hedging commitment if, as a result thereof, the Fund would have more than 10% of the value of its assets committed to such contracts. The Fund will not enter into a forward contract with a term of more than one year.

        In addition to the forward exchange contracts, the Fund may also purchase or sell listed or OTC foreign currency options and foreign currency futures and related options as a short or long hedge against possible variations in foreign currency exchange rates. The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange usually are conducted on a principal basis, no fees or commissions are involved. Transactions involving forward exchange contracts and futures contracts and options thereon are subject to certain risks. A detailed discussion of such risks appears under the caption "Risk Factors in Options, Futures, Forward and Currency Transactions."

        Certain differences exist among these hedging instruments. For example, foreign currency options provide the holder thereof the rights to buy or sell a currency at a fixed price on a future date. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a currency for a set price on a future date. Futures contracts and options on futures contracts are traded on futures exchanges. The Fund will not speculate in foreign security or currency options or futures or related options. The Fund will not hedge a currency substantially in excess of: (1) the market value of securities denominated in such currency that the Fund has committed to purchase or anticipates purchasing; or (2) in the case of securities that have been sold by the Fund but not yet delivered, the proceeds thereof in their denominated currency. The Fund will not incur potential net liabilities of more than 25% of its total assets from foreign security or currency options, futures or related options.

        Writing Covered Call Options. The Fund is authorized to write (sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. Writing a call option obligates the Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, the Fund receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. By writing covered call options, however, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

        Writing Covered Put Options. The Fund is authorized to write (sell) covered put options on its portfolio securities and to enter into closing transactions with respect to such options.

        When the Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

        The Fund may write put options as an alternative to purchasing actual securities. If security prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Fund would expect to suffer a loss. This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

        Purchasing Put Options. The Fund is authorized to purchase put options to hedge against a decline in the market value of its portfolio securities. By buying a put option the Fund has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by the Fund for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The Fund will not purchase put options on securities (including stock index options discussed below) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by the Fund would exceed 5% of the market value of the Fund's total assets.

        Purchasing Call Options. The Fund is also authorized to purchase call options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). The Fund will purchase call options only in connection with "closing purchase transactions."

        Securities Index Options and Financial Futures. The Fund is authorized to engage in transactions in securities index options and financial futures, and related options. The Fund may purchase or write put and call options on securities indices to hedge against the risks of market-wide stock price movements in the securities in which the Fund invests. Options on indices are similar to options on securities except that on exercise or assignment, the parties to the contract pay or receive an amount of cash equal to the difference between the closing value of the index and the exercise price of the option times a specified multiple. The Fund may invest in securities index options based on a broad market index or on a narrow index representing an industry or market segment. The Fund's investments in foreign stock index futures contracts and foreign interest rate futures contracts, and related options, are limited to only those contracts and related options that have been approved by the Commodity Futures Trading Commission ("CFTC") for investment by United States investors. Additionally, with respect to the Fund's investments in foreign options, unless such options are specifically authorized for investment by order of the CFTC, the Fund will not make such investments.

        The Fund may also purchase and sell stock index futures contracts and other financial futures contracts ("futures contracts") as a hedge against adverse changes in the market value of its portfolio securities as described below. A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security for a set price on a future date. Unlike most other futures contracts, a stock index futures contract does not require actual delivery of securities, but results in cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. The Fund may effect transactions in stock index futures contracts in connection with debt securities in which it invests and in financial futures contracts in connection with equity securities in which it invests, if any. Transactions by the Fund in stock index futures and financial futures are subject to limitations as described below under "Restrictions on the Use of Futures Transactions."

        The Fund may sell futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. When the Fund is not fully invested in the securities markets and anticipates a significant market advance, the Fund may purchase futures in order to gain rapid market exposure that may partially or entirely offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, an equivalent amount of futures contracts will be terminated by offsetting sales. It is anticipated that, in a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, whether the long position results from the purchase of a futures contract or the purchase of a call option, but under unusual circumstances (e.g., the Fund experiences a significant amount of redemptions), a long futures position may be terminated without the corresponding purchase of securities.

        The Fund also is authorized to purchase and write call and put options on futures contracts and securities indices in connection with its hedging activities. Generally, these strategies would be utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) during which the Fund enters into futures transactions. The Fund may purchase put options or write call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of securities. Similarly, the Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.

        The Fund is also authorized to engage in options and futures transactions on US and foreign exchanges and in options in the OTC markets ("OTC options"). In general, exchange traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC options transactions are two-party contracts with price and terms negotiated by the buyer and seller. See "Restrictions on OTC Options" below for information as to restrictions on the use of OTC options.

        The Fund is authorized to purchase or sell listed or OTC foreign security or currency options, foreign security or currency futures and related options as a short or long hedge against possible variations in foreign exchange rates and market movements. Such transactions could be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund. As an illustration, the Fund may use such techniques to hedge the stated value in US dollars of an investment in a yen-denominated security. In such circumstances, for example, the Fund can purchase a foreign currency put option enabling it to sell a specified amount of yen for US dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the US dollar will tend to be offset by an increase in the value of the put option.

        Restrictions on the Use of Futures Transactions. The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

        Regulations of the CFTC applicable to the Fund requires that all of the Fund's futures and options on futures transactions constitute bona fide hedging transactions and that the Fund not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

        Restrictions on OTC Options. The Fund will engage in OTC options, including OTC stock index options, OTC foreign security and currency options and options on foreign security and currency futures, only with member banks of the Federal Reserve System and primary dealers in US Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The Fund will acquire only those OTC options for which Advisor believes the Fund can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option).

        The Staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Fund has adopted an operating policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of: (1) the market value of outstanding OTC options held by the Fund; (2) the market value of the underlying securities covered by outstanding OTC call options sold by the Fund; (3) margin deposits on the Fund's existing OTC options on futures contracts; and (4) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 10% of the net assets of the Fund, taken at market value. However, if an OTC option is sold by the Fund to a primary US Government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (current market value of the underlying security minus the option's strike price). The repurchase price with primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

        Asset Coverage for Futures and Options Positions. The Fund will not use leverage in its options and futures strategies. Such investments will be made for hedging purposes only. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either:
(1) an offsetting position in securities or other options or futures contracts; or (2) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. The Fund's custodian shall maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or liquid securities to account for fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meeting redemption requests or other current obligations.

        Risk Factors in Options, Futures, Forward and Currency Transactions. Utilization of options and futures transactions to hedge the Fund's portfolios involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities or currencies which are the subject of the hedge. If the price of the options or futures moves more or less than the price of hedged securities or currencies, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. To compensate for imperfect correlations, the Fund may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts. Conversely, the Fund may purchase or sell fewer stock index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the stock index options or futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which the Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

        The Fund intends to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, the Advisor believes the Fund can receive on each business day at least two independent bids or offers. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge its portfolio. There is also the risk of loss by the Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option.

        The exchanges on which options on portfolio securities and currency options are traded have generally established limitations governing the maximum number of call or put options on the same underlying security or currency (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day.

      To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of another investment company that has substantially similar investment objectives and policies.

                                      TAXES

      The Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). As a RIC, the Fund will not be liable for federal income taxes on taxable net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) that it distributes to its shareholders, provided that the Fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For the Fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.

      The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.

      If a shareholder receives a distribution taxable as a 20% gain or a 28% gain with respect to shares of a Fund and redeems or exchanges the shares without having held the shares for more than one year, then any loss on the redemption or exchange will be treated as a 20% loss or a 28% loss to the extent of the respective capital gain distribution.

      Issues Related to Hedging and Option Investments. The Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the Income Requirement and the Distribution Requirement, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules will affect investments in certain futures contracts, options, foreign currency contracts and debt securities denominated in foreign currencies.

      State and Local Taxes. Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

      Foreign Income Taxes. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which would entitle the Funds to a reduced rate of such taxes or exemption from taxes on such income.

It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known.

      If a Fund invests in an entity that is classified as a passive foreign investment company ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. The Funds can elect to mark-to-market its PFIC holdings in lieu of paying taxes on gains or distributions therefrom.

      Foreign shareholders should consult with their tax advisors as to if and how the federal income tax and its withholding requirements applies to them.

      The foregoing discussion is only a summary of certain federal tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary, and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.

                              FINANCIAL STATEMENTS


     Audited financial statements for the Fund will be available within 60 days following the end of the Fund's then current fiscal year. When available, copies of the financial statements can be obtained without charge by calling Distributor at (800) 647-7327.

                                    APPENDIX

                        DESCRIPTION OF SECURITIES RATINGS


Ratings of Debt Instruments

        Moody's Investors Service, Inc. ("Moody's") -- Long Term Debt Ratings.

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

       Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

       B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

       Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

       Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

       C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

        Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

        Standard & Poor's Corporation ("S&P"). The ratings are based, in varying degrees, on the following considerations: (1) The likelihood of default -- capacity and willingness of the obligator as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) The nature of and provisions of the obligation; and (3) The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

        AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

        AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

        A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

        BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual implied BBB- rating.

        B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

        CCC -- Bonds rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

        CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

        C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating has been used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

        C1 -- The rating C1 is reserved for income bonds on which no interest is being paid.

        D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

        Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Ratings of Commercial Paper

        Moody's. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

o Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
o    Leading market positions in well-established industries.
o    High rates of return on funds employed.
o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
o Well-established access to a range of financial markets and assured sources of alternate liquidity.
o Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.
o Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.
o Issuers rated Not Prime do not fall within any of the Prime rating categories.

     S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered shot-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

     A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

     Fitch's Investors Service, Inc. ("Fitch"). Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as F-1, F-2, F-3, or F-4.

     F-1 -- This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

     F-2 -- Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

     Duff and Phelps, Inc. Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

     Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

     The distinguishing feature of Duff & Phelps' short-term ratings is the refinement of the traditional '1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps has incorporated gradations of '1+' (one plus) and '1-' (one minus) to assist investors in recognizing those differences.

     Duff 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free US Treasury short-term obligations.

     Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     Duff 1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          Good Grade. Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          Satisfactory Grade. Duff 3--Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          Non-Investment Grade. Duff 4--Speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          Default. Duff 5--Issuer failed to meet scheduled principal and/or interest payments.

      IBCA, Inc. In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies they cover.

      IBCA's analysts speak the languages of the countries they cover, which is essential to maximize the value of their meetings with management and to properly analyze a company's written materials. They also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.

      Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While these data cannot be disclosed in reports, they are taken into account when assigning our ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit correction of any factual errors and to enable clarification of issues raised.

      IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following the Committee meetings, ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

      A1+--Obligations supported by the highest capacity for timely repayment.

      A1--Obligations supported by a very strong capacity for timely repayment.

      A2--Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

      B1--Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

      B2--Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

      C1--Obligations for which there is an inadequate capacity to ensure timely repayment.

      D1--Obligations which have a high risk of default or which are currently in default.

                                                   Filed pursuant to Rule 485(b)
                                                    File Nos. 33-19229; 811-5430


                                   SSgA FUNDS

                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                       STATEMENT OF ADDITIONAL INFORMATION

                             REAL ESTATE EQUITY FUND

                                 APRIL 28, 1998

      SSgA Funds ("Investment Company") is a registered open-end investment company organized as a Massachusetts business trust offering shares of beneficial interest in separate investment portfolios. In addition, each series of the Investment Company is diversified as defined in the Investment Company Act of 1940, as amended ("1940 Act").

      This Statement of Additional Information supplements or describes in greater detail the Investment Company and the SSgA Real Estate Equity Fund (the "Real Estate Equity Fund" or the "Fund") as contained in the Fund's Prospectus dated April 28, 1998. This Statement is not a Prospectus and should be read in conjunction with the Fund's Prospectus, which may be obtained by telephoning or writing Investment Company at the number or address shown above.

                                TABLE OF CONTENTS

                                                                       Page
                                                                       ----
Structure and Governance..............................................   3

         Organization and Business History............................   3
         Shareholder Meetings.........................................   4
         Controlling Shareholders.....................................   4
         Principal Shareholders.......................................   4
         Trustees and Officers........................................   5

Operation of Investment Company.......................................   6

         Service Providers............................................   6
         Advisor......................................................   7
         Administrator................................................   7
         Distributor..................................................   7
         Custodian and Transfer Agent.................................   7
         Independent Accountants......................................   8
         Distribution Plan  ..........................................   8
         Federal Law Affecting State Street...........................   8
         Valuation of Fund Shares.....................................   8
         Brokerage Practices..........................................   9
         Portfolio Turnover Policy....................................  10
         Yield and Total Return Quotations............................  10

Investments...........................................................  11

         Investment Restrictions......................................  11
         Investment Policies..........................................  12
         Hedging Strategies and Related Investment Techniques.........  13

Taxes.................................................................  17


Financial Statements..................................................  18


Appendix:  Description of Securities Ratings..........................  19

                            STRUCTURE AND GOVERNANCE

      Organization and Business History. Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. Investment Company is authorized to issue shares of beneficial interest, par value $.001 per share, which may be divided into one or more series, each of which evidences pro rata ownership interest in a different investment portfolio, or "Fund." The Real Estate Equity Fund is one such investment portfolio. The Trustees may create additional Funds at any time without shareholder approval.

      Further, the Investment Company is authorized to divide shares of any series into two or more classes of shares. The shares of each Fund may have such rights and preferences as the Trustees may establish from time to time, including the right of redemption (including the price, manner and terms of redemption), special and relative rights as to dividends and distributions, liquidation rights, sinking or purchase fund provisions and conditions under which any Fund may have separate voting rights or no voting rights. Each class of shares of a Fund is entitled to the same rights and privileges as all other classes of that Fund, except that each class bears the expenses associated with the distribution and shareholder servicing arrangements of that class, as well as other expenses attributable to the class and unrelated to the management of the Fund's portfolio securities.

         As of the date of this Statement of Additional Information, Investment Company is comprised of the following investment portfolios, each of which commenced operations on the date set forth opposite the portfolio's name:


   --------------------------------------------------------------------------
      SSgA Money Market Fund                                 May 2, 1988
   --------------------------------------------------------------------------
      SSgA US Government Money Market Fund                  March 1, 1991
   --------------------------------------------------------------------------
      SSgA Matrix Equity Fund                                May 4, 1992
   --------------------------------------------------------------------------
      SSgA Small Cap Fund                                   July 1, 1992
   --------------------------------------------------------------------------
      SSgA Yield Plus Fund                                November 9, 1992
   --------------------------------------------------------------------------
      SSgA S&P 500 Index Fund                            December 30, 1992
   --------------------------------------------------------------------------
      SSgA Growth and Income Fund                        September 1, 1993
   --------------------------------------------------------------------------
      SSgA Intermediate Fund                             September 1, 1993
   --------------------------------------------------------------------------
      SSgA US Treasury Money Market Fund                  December 1, 1993
   --------------------------------------------------------------------------
      SSgA Prime Money Market Fund                       February 22, 1994
   --------------------------------------------------------------------------
      SSgA Emerging Markets Fund                           March 1, 1994
   --------------------------------------------------------------------------
      SSgA Tax Free Money Market Fund                     December 1, 1994
   --------------------------------------------------------------------------
      SSgA Active International Fund                        March 7, 1995
   --------------------------------------------------------------------------
      SSgA Bond Market Fund                               February 7, 1996
   --------------------------------------------------------------------------
      SSgA Life Solutions Balanced Fund                     July 1, 1997
   --------------------------------------------------------------------------
      SSgA Life Solutions Growth Fund                       July 1, 1997
   --------------------------------------------------------------------------
      SSgA Life Solutions Income and Growth Fund            July 1, 1997
   --------------------------------------------------------------------------
      SSgA Real Estate Equity Fund                               *
   --------------------------------------------------------------------------
      SSgA US Treasury Obligations Fund                          *
   --------------------------------------------------------------------------
      SSgA International Pacific Index Fund                      *
   --------------------------------------------------------------------------
      SSgA High Yield Bond Fund                                  *
   --------------------------------------------------------------------------
      SSgA Special Small Cap Fund                                *
   --------------------------------------------------------------------------
      SSgA International Growth Opportunity Fund                 *
   --------------------------------------------------------------------------

----------

*As of the date of this Statement of Additional Information, these portfolios have not commenced operations.

      Prospectuses for these Investment Portfolios may be obtained by calling Investment Company's distributor, Russell Fund Distributors, Inc., at (800) 647-7327 or at its Internet Web Site at www.ssgafunds.com.

      Investment Company is authorized to divide shares of any series into two or more classes of shares. The shares of each Fund may have such rights and preferences as the Trustees may establish from time to time, including the right of redemption (including the price, manner and terms of redemption), special and relative rights as to dividends and distributions, liquidation rights, sinking or purchase fund provisions and conditions under which any Fund may have separate voting rights or no voting rights. Each class of shares of a Fund is entitled to the same rights and privileges as all other classes of that Fund, except that each class bears the expenses associated with the distribution and shareholder servicing arrangements of that class, as well as other expenses attributable to the class and unrelated to the management of the Fund's portfolio securities. Shares of the Money Market, US Government Money Market and Tax Free Money Market Funds are divided into Classes A, B and C.

      Any amendment to the Master Trust Agreement that would materially and adversely affect shareholders of Investment Company as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of Investment Company or the Fund, respectively. All other amendments may be effected by Investment Company's Board of Trustees.

      Under certain unlikely circumstances, and as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of a Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation, or other undertaking of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk to shareholders of incurring financial loss beyond their investments is limited to circumstances in which the Fund itself would be unable to meet its obligations.

      Shareholder Meetings. Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees;
(2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.

      Controlling Shareholders. The Trustees have the authority and responsibility to manage the business of Investment Company. Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding.


      State Street Bank and Trust Company ("State Street") may from time to time have discretionary authority over accounts that invest in Investment Company shares. These accounts include accounts maintained for securities lending program and investment accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of April 15, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act. State Street also acts as Investment Company's investment advisor, transfer agent and custodian.

      Frank Russell Investment Management Company, Investment Company's administrator ("Administrator"), will be the initial sole shareholder of the Fund until such time as the Fund has public shareholders and therefore Administrator may be deemed to be a controlling person for the purposes of the 1940 Act.

      Principal Shareholders. As of the date of this Statement of Additional Information, Administrator is the Fund's sole shareholder.

      The Trustees and officers of Investment Company, as a group, own less than 1% of Investment Company's voting securities.

      Trustees and Officers. The Board of Trustees is responsible for overseeing generally the operation of the Fund. The officers, all of whom are employed by, and are officers of, Administrator or its affiliates, are responsible for the day-to-day management and administration of the Fund's operations.


      Trustees who are not officers or employees of State Street or its affiliates are paid $55,500 each fiscal year and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. Investment Company's officers and employees are paid by Administrator or its affiliates.


      The following lists Investment Company's Trustees and officers, their positions with Investment Company, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with Investment Company. The mailing address for all Trustees and officers affiliated with Investment Company is the SSgA Funds, 909 A Street, Tacoma, WA 98402.

      An asterisk (*) indicates that a Trustee is an "interested person" of the Investment Company, as defined in the 1940 Act.

      *Lynn L. Anderson, Trustee, Chairman of the Board and President. Born 4/22/39. Trustee, President and Chief Executive Officer, Russell Insurance Funds (investment company). Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc. Trustee, President and Chief Executive Officer, Frank Russell Investment Company (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman, Frank Russell Investment Company Public Limited Company; November 1995 to February 1997, Director, Frank Russell Company; Director and Chairman of the Board, Frank Russell Company (Delaware); Director, Frank Russell Company; March 1989 to June 1993, Director, Frank Russell Company, Director of Frank Russell Investments (Ireland) Limited; Director and Chairman, Frank Russell Investment Company Public Limited Company. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).

      William L. Marshall, Trustee. Born 12/12/42. 33 West Court Street, Doylestown, PA 18901. Chief Executive Officer and President, Wm. L. Marshall Associates, Inc. (a registered investment advisor and provider of financial and related consulting services); Certified Financial Planner; Member, Registry of Financial Planning Practitioners; and Advisory Committee, International Association for Financial Planning Broker-Dealer Program. Member, Institute of Certified Financial Planners. Registered Representative for Securities with FSC Securities Corp., Marietta, Georgia.

      *Steven J. Mastrovich, Trustee. Born 11/3/56. 350 Park Avenue, 15th Floor, New York, NY 10022. Partner, Squire, Sanders & Dempsey (law firm). From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm). From 1990 to 1994, Partner, Warner & Stackpole (law firm).

      Patrick J. Riley, Trustee. Born 11/30/48. 21 Custom House Street, Boston, MA 02110. Partner, Riley, Burke & Donahue (law firm).

     Richard D. Shirk, Trustee. Born 10/31/45. 3350 Peachtree Road, N.E., Atlanta, GA 30326. President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia. 1990 to 1992, President, Champions Group Resources--Business Management and Employee Benefits Consulting; 1990, Senior Vice President, Employee Benefits Division, Cigna Corporation (providing and insuring group life, health and disability employee benefit products and services); from 1986 to 1990, Senior Vice President, EQUICOR-Equitable HCA Corporation (providing and insuring group life, health and disability employee benefit products and services).

     *Bruce D. Taber, Trustee. Born 4/25/43. 26 Round Top Road, Boxford, MA 01921. Consultant, Computer Simulation, General Electric Industrial Control Systems. Prior to that, President, A.B. Reed, Inc. - Engineers, Architects, Planners. Prior to that, Vice President, Instrumentation and Controls, A.B. Reed., Inc.

     Henry W. Todd, Trustee. Born 5/4/47. 111 Commerce Drive, Montgomeryville, PA 18936. President and Director, Zink & Triest Co., Inc. (dealer in vanilla flavor materials); Director, A.M. Todd Co., and Flavorite Laboratories.

     J. David Griswold, Vice President and Secretary. Born 8/24/57. Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Russell Fund Distributors, Inc., Frank Russell Capital Inc., Frank Russell Company and Russell Fiduciary Services Company; Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; Secretary, Frank Russell Canada Limited/Limitee.

     George W. Weber, Senior Vice President, Fund Treasurer and Principal Accounting Officer. Born 6/3/51. Treasurer and Chief Accounting Officer, Russell Insurance Funds (investment company); Director of Finance and Operations, Frank Russell Trust Company; Director, Fund Administration and Operations of Frank Russell Investment Management Company and Russell Fund Distributors, Inc.; Treasurer and Chief Accounting Office, Frank Russell Investment Company (investment company); March 1993 to January 1996, Vice President, Operations, Funds Management, J.P. Morgan; December 1985 to March 1993, Senior Vice President, Operations, Frank Russell Investment Company, The Laurel Funds, Inc. and The Seven Seas Series Fund (investment companies); Director of Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; Director, Russell Fund Distributors, Inc.


            ========================================================
            1. Trustee                  1. Total Compensation
                                       from Investment Company
                                           per Fiscal Year
            --------------------------------------------------------
            2. Lynn L. Anderson              2.   $0
            --------------------------------------------------------
            3. William L. Marshall           3. $55,500
            --------------------------------------------------------
            4. Steven J. Mastrovich          4. $55,500
            --------------------------------------------------------
            5. Patrick J. Riley              5. $55,500
            --------------------------------------------------------
            6. Richard D. Shirk              6. $55,500
            --------------------------------------------------------
            7. Bruce D. Taber                7. $55,500
            --------------------------------------------------------
            8. Henry W. Todd                 8. $55,500
            ========================================================


                         OPERATION OF INVESTMENT COMPANY

     Service Providers. Most of the Fund's necessary day-to-day operations are performed by separate business organizations under contract to Investment Company. The principal service providers are:

  Investment Advisor, Custodian
    and Transfer Agent:             State Street Bank and Trust Company
  Administrator:                    Frank Russell Investment Management Company
  Distributor:                      Russell Fund Distributors, Inc.
  Independent Accountants:          Coopers & Lybrand, L.L.P.

     Advisor. State Street serves as the Fund's investment advisor ("Advisor") pursuant to an Advisory Agreement dated April 12, 1988. State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110.

     Under the Advisory Agreement, Advisor directs the Fund's investments in accordance with its investment objective, policies and limitations. For these services, the Fund pays a fee to Advisor at the rate stated in the Prospectus. The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of any Investment Portfolio and either a majority of all Trustees or a majority of the shareholders of each Investment Portfolio approve its continuance. The Agreement may be terminated by Advisor or a Fund without penalty upon 60 days' notice and will terminate automatically upon its assignment.

     Administrator. Frank Russell Investment Management Company ("Administrator") serves as the Fund's administrator, pursuant to an Administration Agreement dated April 12, 1988. A description of the services provided under the Administration Agreement and the basis for computing fees for such services is provided in the Fund's Prospectus. The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of any Investment Portfolio and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by Administrator or a Fund without penalty upon 60 days' notice and will terminate automatically upon its assignment.

     Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Paris, Zurich and Auckland, and have approximately 1,200 officers and employees. Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402.

     Distributor. Russell Fund Distributors, Inc. ("Distributor") serves as the distributor of Fund shares pursuant to a Distribution Agreement dated April 12, 1988. Distributor is a wholly owned subsidiary of Administrator. Distributor's mailing address is One International Place, Boston, MA 02110.

     Custodian and Transfer Agent. State Street serves as the custodian ("Custodian") and transfer agent ("Transfer Agent") for Investment Company. State Street also provides the basic portfolio recordkeeping required by Investment Company for regulatory and financial reporting purposes. For Custodian services, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each Fund: $0 up to $1.5 billion--0.02%, over $1.5 billion-0.015% (for purposes of calculating the breakpoint, the assets of all domestic Funds are aggregated); securities transaction charges from $6.00 to $25.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per investment portfolio and from $4.00 to $16.00 per security, depending on the type of instrument and the pricing service used; transfer agent services of $1.50 per shareholder transaction and a multiple class fee of $18,000 per year for each additional class of shares; and yield calculation fees of $350.00 per non-money market portfolio per month. As of the date of this SAI, a yield calculation will not be calculated for the Fund and therefore the $350.00 fee will not be charged. For

Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $9.00 open account fee; $1.50 closed account fee; fund minimum per portfolio for one to four portfolios--$36,000, five to six portfolios--$24,000, and over six portfolios $18,000. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street will apply a $5.00 fee to each telephone transaction (purchase or redemption), which is applied against the monthly billing. State Street is reimbursed by the Fund for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes, and freight.

     Independent Accountants. Coopers & Lybrand L.L.P. serves as the Investment Company's independent accountants. Coopers & Lybrand L.L.P. is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of Coopers & Lybrand L.L.P. is One Post Office Square, Boston, MA 02109.

     Distribution Plan. Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which the Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. The Rule provides that the Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, the Fund has adopted an active distribution plan (the "Plan"), which is described in the Fund's Prospectus.

     The Plan provides that the Fund may spend annually, directly or indirectly, up to 0.25 of 1% of the average daily value of the net assets for distribution and shareholder servicing services. The Plan does not provide for the Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the Fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940
Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.

     Under the Plan, the Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Such arrangements are more fully described in the Fund's Prospectus under "Distribution Services and Shareholder Servicing."

     Federal Law Affecting State Street. The Glass-Steagall Act of 1933 prohibits state chartered banks such as State Street from engaging in the business of underwriting, selling or distributing certain securities, and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of State Street in informing its customers of the Fund, performing investment and redemption services, providing custodian, transfer, shareholder servicing, dividend disbursing, agent servicing and investment advisory services, may raise issues under these provisions. State Street has been advised by its counsel that its activities in connection with the Fund contemplated under this arrangement are consistent with its statutory and regulatory obligations.

     Valuation of Fund Shares. The Fund determines net asset value per share once each "business day," as of the close of the regular trading session of the New York Stock Exchange (currently, 4:00 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for business. Currently, the New York Stock Exchange is open for trading every weekday except New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

     The Fund's portfolio securities actively trade on foreign exchanges which may trade on days that the Fund does not offer or redeem shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund shares when the shareholder is not able to purchase or redeem Fund shares. Further, because foreign securities markets may close prior to the time the Fund determines net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Fund calculates net asset value may not be reflected in the calculation of net asset value unless Advisor determines that a particular event would materially affect the net asset value.

     The Fund values securities maturing within 60 days of the valuation date at amortized cost unless the Board determines that the amortized cost method does not represent market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

     For example, in periods of declining interest rates, the daily yield on Fund shares computed by dividing the annualized daily income on the Fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

     Brokerage Practices. All portfolio transactions are placed on behalf of the Fund by Advisor. Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed "commission" in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

     Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Fund. Ordinarily, securities will be purchased from primary markets, and Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

     The Advisory Agreement authorizes Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or Advisor (or its affiliates). Advisor is authorized to cause the Fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The Fund or Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which Advisor exercises investment discretion.

     The Trustees periodically review Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund and review the prices paid by the Fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the Fund. Certain services received by Advisor attributable to a particular Fund transaction may benefit one or more other accounts for which Advisor exercises investment discretion or an Investment Portfolio other than such Fund. Advisor's fees are not reduced by Advisor's receipt of such brokerage and research services.

     Portfolio Turnover Policy. Generally, securities are purchased for the Fund for investment income and/or capital appreciation and not for short-term trading profits.

     The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts, and repurchase agreements, are excluded.

     Yield and Total Return Quotations. The Fund computes average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-, five- and ten-year periods (or life of the funds as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                               P(1+T)(n) = ERV

           where: P = a hypothetical initial payment of $1,000
                      T = average annual total return
                      n = number of years
                  ERV = ending redeemable value of a $1,000 payment made
                          at the beginning of the 1-, 5- and 10-year periods at the end of the year or period

     The calculation assumes that all dividends and distributions of the Fund are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

     Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

     Yields are computed by using standardized methods of calculation required by the Securities and Exchange Commission. Yields are calculated by dividing the net investment income per share earned during a 30-day (or one-month) period by the maximum offering price per share on the last day of the period, according to the following formula:

                                        a-b
                             YIELD = 2[(---+1)(6)-1]
                                        cd

      Where:  a = dividends and interests earned during the period;
                 b = expenses accrued for the period (net of reimbursements);
                 c = average daily number of shares outstanding during the
                     period that were entitled to receive dividends; and
                 d = the maximum offering price per share on the last day of the period.

      The yield quoted is not indicative of future results. Yields will depend on the type, quality, maturity and interest rate of instruments held by the Fund.

                                   INVESTMENTS

     The investment objective of the Fund is set forth in the Prospectus. The investment objective may be changed with the approval of a majority of the Fund's Board of Trustees, with at least 60 days' prior notice to shareholders.

     In addition to that investment objective, the Fund also has certain fundamental investment restrictions, which may be changed only with the approval of a majority of the shareholders of the Fund, and certain nonfundamental investment restrictions and policies, which may be changed by the Fund without shareholder approval.

Investment Restrictions


     The Fund is subject to the following investment restrictions. Restrictions 1 through 7 are fundamental, and restrictions 8 through 10 are nonfundamental. Unless otherwise noted, these restrictions apply at the time an investment is made. The Fund will not:



     (1) Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities, and securities of companies directly or indirectly engaged in the real estate industry).


     (2) Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time a Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. A Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

     (3) Pledge, mortgage, or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (2) above.

     (4) With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets.

     (5) Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of a type permitted by the Fund's investment policies, or (ii) the entry into repurchase agreements or reverse repurchase agreements. A Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets.


     (6) Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

     (7) Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act. This restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into repurchase transactions.

     (8) Invest more than 15% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.

     (9) Invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of the Fund's net assets. Included in such amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York Stock Exchange or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value.

     (10) Invest in securities issued by other investment companies except in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's shareholders, except that the Fund may invest in such securities to the extent permitted by the 1940 Act.

     With respect to the industry concentration outlined in the Prospectus, the Advisor treats US domestic banks and foreign branches of US banks as a separate industry from foreign banks.


     To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders.

     If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

Investment Policies

     To the extent consistent with its investment objective restrictions, the Fund may invest in the following instruments and utilize the following investment techniques:

     US Government Obligations. The types of US Government obligations in which the Fund may at times invest include: (1) a variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and
(2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d), other than as set forth above, since it is not obligated to do so by law. The Fund may purchase US Government obligations on a forward commitment basis.


     Debt Securities. The Fund may also invest temporarily in investment grade debt securities for defensive purposes. The Fund will primarily invest in equity securities as defined under the Securities Exchange Act of 1934 (including convertible debt securities). Please see the Appendix for a description of securities ratings.

      Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities described below. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit-enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value.

      The value of asset-backed securities is affected by changes in the market's perception of the asset backing the security, changes in the creditworthiness of the servicing agent for the instrument pool, the originator of the instruments or the financial institution providing any credit enhancement and the expenditure of any portion of any credit enhancement. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying instruments by the obligors, and a Fund would generally have no recourse against the obligee of the instruments in the event of default by an obligor. The underlying instruments are subject to prepayments which shorten the weighted average life of asset-backed securities and may lower their return.

Hedging Strategies and Related Investment Techniques

        The Fund may seek to hedge its portfolios against movements in the equity markets and interest rates through the use of options, futures transactions and options on futures. The Fund has authority to write (sell) covered call and put options on its portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures and related options on such futures. The Fund may enter into such options and futures transactions either on exchanges or in the over-the-counter ("OTC") markets. Although certain risks are involved in options and futures transactions (as discussed in the Prospectus and below), Advisor believes that, because the Fund will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of the Fund will not subject the Fund to the risks frequently associated with the speculative use of options and futures transactions. Although the use of hedging strategies by the Fund is intended to reduce the volatility of the net asset value of the Fund's shares, the Fund's net asset value will nevertheless fluctuate. There can be no assurance that the Fund's hedging transactions will be effective.

        Writing Covered Call Options. The Fund is authorized to write (sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. Writing a call option obligates the Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, the Fund receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. By writing covered call options, however, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

        Writing Covered Put Options. The Fund is authorized to write (sell) covered put options on its portfolio securities and to enter into closing transactions with respect to such options.

        When the Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

        The Fund may write put options as an alternative to purchasing actual securities. If security prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Fund would expect to suffer a loss. This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

        Purchasing Put Options. The Fund is authorized to purchase put options to hedge against a decline in the market value of its portfolio securities. By buying a put option the Fund has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by the Fund for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The Fund will not purchase put options on securities (including stock index options discussed below) if as a result of such purchase, the aggregate premiums of all outstanding options on securities held by the Fund would exceed 5% of the market value of the Fund's total assets.

        Purchasing Call Options. The Fund is also authorized to purchase call options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). The Fund will purchase call options only in connection with "closing purchase transactions."

        Stock Index Options and Financial Futures. The Fund is authorized to engage in transactions in stock index options and financial futures, and related options. The Fund may purchase or write put and call options on stock indices to hedge against the risks of market-wide stock price movements in the securities in which the Fund invests. Options on indices are similar to options on securities except that on exercise or assignment, the parties to the contract pay or receive an amount of cash equal to the difference between the closing value of the index and the exercise price of the option times a specified multiple. The Fund may invest in stock index options based on a broad market index, such as the S&P 500 Index, or on a narrow index representing an industry or market segment.

        The Fund may also purchase and sell stock index futures contracts and other financial futures contracts ("futures contracts") as a hedge against adverse changes in the market value of its portfolio securities as described below. A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security for a set price on a future date. Unlike most other futures contracts, a stock index futures contract does not require actual delivery of securities, but results in cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. The Fund may effect transactions in stock index futures contracts in connection with equity securities in which it invests and in financial futures contracts in connection with debt securities in which it invests, if any. Transactions by the Fund in stock index futures and financial futures are subject to limitations as described below under "Restrictions on the Use of Futures Transactions."

        The Fund may sell futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. When a Fund is not fully invested in the securities markets and anticipates a significant market advance, the Fund may purchase futures in order to gain rapid market exposure that may partially or entirely offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, an equivalent amount of futures contracts will be terminated by offsetting sales. It is anticipated that, in a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, whether the long position results from the purchase of a futures contract or the purchase of a call option, but under unusual circumstances (e.g., the Fund experiences a significant amount of redemptions), a long futures position may be terminated without the corresponding purchase of securities.

        The Fund also is authorized to purchase and write call and put options on futures contracts and stock indices in connection with its hedging activities. Generally, these strategies would be utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) during which the Fund enters into futures transactions. The Fund may purchase put options or write call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of securities. Similarly, the Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.

        The Fund is also authorized to engage in options and futures transactions on US and foreign exchanges and in options in the OTC markets ("OTC options"). In general, exchange traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC options transactions are two-party contracts with price and terms negotiated by the buyer and seller. See "Restrictions on OTC Options" below for information as to restrictions on the use of OTC options.

        Restrictions on the Use of Futures Transactions. The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

        Regulations of the Commodity Futures Trading Commission ("CFTC") applicable to the Fund requires that all of the Fund's futures and options on futures transactions constitute bona fide hedging transactions and that the Fund not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

        Restrictions on OTC Options. The Fund will engage in OTC options, including OTC stock index options only with member banks of the Federal Reserve System and primary dealers in US Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The Fund will acquire only those OTC options for which Advisor believes the Fund can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option).

        The Staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Fund has adopted an operating policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of: (1) the market value of outstanding OTC options held by the Fund; (2) the market value of the underlying securities covered by outstanding OTC call options sold by the Fund; (3) margin deposits on the Fund's existing OTC options on futures contracts; and (4) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 10% of the net assets of the Fund, taken at market value. However, if an OTC option is sold by the Fund to a primary US Government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (current market value of the underlying security minus the option's strike price). The repurchase price with primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

        Asset Coverage for Futures and Options Positions. The Fund will not use leverage in its options and futures strategies. Such investments will be made for hedging purposes only. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either:
(1) an offsetting position in securities or other options or futures contracts; or (2) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require, will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. The Fund's custodian shall maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or liquid securities to account for fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meeting redemption requests or other current obligations.

        Risk Factors in Options and Futures. Utilization of options and futures transactions to hedge the Fund's portfolios involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities which are the subject of the hedge. If the price of the options or futures moves more or less than the price of hedged securities, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. The successful use of options and futures also depends on Advisor's ability to correctly predict price movements in the market involved in a particular options or futures transaction. To compensate for imperfect correlations, the Fund may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts. Conversely, the Fund may purchase or sell fewer stock index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the stock index options or futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which the Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

     The Fund intends to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, the Advisor believes the Fund can receive on each business day at least two independent bids or offers. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge its portfolio. There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option.

     The exchanges on which options on portfolio securities are traded have generally established limitations governing the maximum number of call or put options on the same underlying security or currency (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day.

                                      TAXES


     The Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). As a RIC, the Fund will not be liable for federal income taxes on taxable net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) that it distributes to its shareholders, provided that the Fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a Fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or other income (including gains from options or futures contracts) derived with respect to its business of investing in such stock or securities ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US government securities or the securities of other RICs) of any one issuer.


     The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.

     If a shareholder receives a distribution taxable as a 20% gain or a 28% gain with respect to shares of a Fund and redeems or exchanges the shares without having held the shares for more than one year, then any loss on the redemption or exchange will be treated as a 20% loss or a 28% loss to the extent of the respective capital gain distribution.

     Dividends-Received Deduction. The portion of the dividends received from the Fund by its corporate shareholders which qualifies for the 70% dividends-received deduction will be reduced to the extent that the Fund holds dividend-paying stock for less than 45 days (91 days for certain preferred stocks). In addition, distributions that the Fund receives from a REIT will not constitute "dividends" for purposes of the dividends-received deduction. Accordingly, only a small percentage of dividends from the Fund are expected to qualify for the dividends-received deduction. Shareholders should consult their tax advisor regarding dividends-received deductions and their allowance.


     Issues Related to Hedging and Option Investments. The Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the Income Requirement, and the Distribution Requirement, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules will affect investments in certain futures and option contracts.


     State and Local Taxes. Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

     The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Funds and their shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Funds with the investor's tax advisor.

                              FINANCIAL STATEMENTS

     Audited financial statements for the Fund will be available within 60 days following the end of the Fund's then current fiscal year. When available, copies of the financial statements can be obtained without charge by calling Distributor at (800) 647-7327.

                                    APPENDIX

                        DESCRIPTION OF SECURITIES RATINGS


Ratings of Debt Instruments

        Moody's Investors Service, Inc. ("Moody's") -- Long Term Debt Ratings.

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

        Standard & Poor's Corporation ("S&P"). The ratings are based, in varying degrees, on the following considerations: (1) The likelihood of default -- capacity and willingness of the obligator as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) The nature of and provisions of the obligation; and (3) The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

        AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

        AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

        A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

        Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Ratings of Commercial Paper

        Moody's. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

      o Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
         o  Leading market positions in well-established industries.
         o  High rates of return on funds employed.
         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
         o Well-established access to a range of financial markets and assured sources of alternate liquidity.
      o Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.
      o Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.
      o Issuers rated Not Prime do not fall within any of the Prime rating categories.

     S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered shot-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

     A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

     Fitch's Investors Service, Inc. ("Fitch"). Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as F-1, F-2, F-3, or F-4.

     F-1 -- This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

     F-2 -- Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

     Duff and Phelps, Inc. Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

     Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

     The distinguishing feature of Duff & Phelps' short-term ratings is the refinement of the traditional '1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps has incorporated gradations of '1+' (one plus) and '1-' (one minus) to assist investors in recognizing those differences.

     Duff 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     Duff 1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          Good Grade. Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          Satisfactory Grade. Duff 3--Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          Non-Investment Grade. Duff 4--Speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          Default. Duff 5--Issuer failed to meet scheduled principal and/or interest payments.

     IBCA, Inc. In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies they cover.

     IBCA's analysts speak the languages of the countries they cover, which is essential to maximize the value of their meetings with management and to properly analyze a company's written materials. They also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.

     Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While these data cannot be disclosed in reports, they are taken into account when assigning our ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit correction of any factual errors and to enable clarification of issues raised.

     IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following the Committee meetings, ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

     A1+--Obligations supported by the highest capacity for timely repayment.

     A1--Obligations supported by a very strong capacity for timely repayment.

     A2--Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

     B1--Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

      B2--Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

     C1--Obligations for which there is an inadequate capacity to ensure timely repayment.

     D1--Obligations which have a high risk of default or which are currently in default.

                            PART C: OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

      (a)      Financial Statements

               Part A -- None.

               Part B -- None.

      (b)      Exhibits

                                                                                 INCORPORATED BY REFERENCE
                                 NAME OF EXHIBIT                                     OR EXHIBIT NUMBER
1.          First Amended and Restated
            Master Trust Agreement                                      Post-Effective Amendment #35
            (a)   Amendment No. 1                                       Post-Effective Amendment #35
            (b)   Amendment No. 2                                       Post-Effective Amendment #35
            (c)   Amendment No. 3                                       Post-Effective Amendment #35
            (d)   Amendment No. 4                                       Post-Effective Amendment #35
            (e)   Amendment No. 5                                       Post-Effective Amendment #35
            (f)   Amendment No. 6                                       Post-Effective Amendment #35
            (g)   Amendment No. 7                                       Post-Effective Amendment #35
            (h)   Amendment No. 8                                       Post-Effective Amendment #35
            (i)     Amendment No. 9                                     Post-Effective Amendment #40
            (j)    Amendment No. 10                                     Post-Effective Amendment #43
2.          Bylaws                                                      Post-Effective Amendment #42


3.          Voting Trust Amendment                                      None

4.          Specimen Security                                           None

5(a)        Investment Advisory Agreement                               Post-Effective Amendment #35
(b)         Letter agreement incorporating the Yield Plus and Bond      Post-Effective Amendment #35
            Market Funds within the Investment Advisory Agreement
(c)         Letter agreement incorporating the US Treasury Money        Post-Effective Amendment #35
            Market and US Treasury Obligations Funds within the
            Investment Advisory Agreement
(d)         Letter agreement incorporating the Growth and Income and    Post-Effective Amendment #35
            Intermediate Funds within the Investment Advisory
            Agreement
(e)         Letter agreement incorporating the Emerging markets Fund    Post-Effective Amendment #35
            and the Prime Money Market Fund within the Investment
            Advisory Agreement
(f)         Letter agreement incorporating the Tax Free Money Market    Post-Effective Amendment #35
            Fund within the Investment Advisory Agreement
(g)         Letter agreement incorporating the Small Cap, Active        Post-Effective Amendment #35
            International and Real Estate Equity Funds within the
            Investment Advisory Agreement
(h)         Letter agreement incorporating the Life Solutions Growth,   Post-Effective Amendment #41
            Balanced and Income and Growth Funds within the
            Investment Advisory Agreement
(i)         Letter agreement incorporating the SSgA Special Small       Exhibit 5(i)
            Cap, International Growth Opportunities and High Yield


            Bond Funds within the Investment Advisory Agreement
6.          Distribution Agreements
(a)         Distribution Agreement (Class A Shares)                     Post-Effective Amendment #35
(a)(i)      Letter agreement incorporating the Yield Plus and Bond      Post-Effective Amendment #35
            Market Funds within the Distribution Agreement
(a)(ii)     Letter agreement incorporating the US Treasury Money        Post-Effective Amendment #35
            Market and US Treasury Obligations Funds within the
            Distribution Agreement
(a)(iii)    Letter agreement incorporating the Growth and Income and    Post-Effective Amendment #35
            Intermediate Funds within the Distribution Agreement
(a)(iv)     Letter agreement incorporating the Emerging Markets and     Post-Effective Amendment #35
            Prime Money Market Funds within the Distribution
            Agreement
(a)(v)      Letter agreement incorporating the Class A shares of the    Post-Effective Amendment #35
            Tax Free Money Market Fund within the Distribution
            Agreement
(a)(vi)     Letter agreement incorporating the Small Cap, Active        Post-Effective Amendment #35
            International and Real Estate Equity Funds within the
            Distribution Agreement
(a)(vii)    Letter agreement incorporating the Life Solutions Growth,   Post-Effective Amendment #41
            Balanced and Income and Growth Funds within the
            Distribution Agreement
(a)(viii)   Letter agreement incorporating the Special Small Cap,       Exhibit 6(a)(viii)
            International Growth Opportunities and High Yield Bond
            Funds within the Distribution Agreement
(b)         Distribution Agreement (regarding Class B Shares of the     Post-Effective Amendment #42
            Money Market and US Government Money Market Funds)
(b)(i)      Letter agreement incorporating the Class B Shares of the    To be filed by amendment
            Tax Free Money Market Fund within the Distribution
            Agreement


(c)         Distribution Agreement (regarding Class C Shares of the     Post-Effective Amendment #42
            Money Market and US Government Money Market Funds)
(c)(i)      Letter Agreement incorporating the Class C Shares of the    To be filed by amendment
            Tax Free Money Market Fund within the Distribution
            Agreement

7.          Bonus, profit sharing, or pension plans                     None

8.(a)       Custodian Contract                                          Post-Effective Amendment #35
(b)         Letter agreement incorporating the Yield Plus and Bond      Post-Effective Amendment #35
            Market Fund into the Custodian Contract
(c)         Letter agreement incorporating the US Treasury Money        Post-Effective Amendment #35
            Market and Us Treasury Obligations Funds into the
            Custodian Contract
(d)         Letter agreement incorporating the Growth and Income and    Post-Effective Amendment #35
            Intermediate Funds into the Custodian Contract
(e)         Letter agreement incorporating the Emerging Markets and     Post-Effective Amendment #35
            Prime Money Market Funds into the Custodian Contract
(f)         Fee Schedule, dated February 17, 1994, to Custodian         Post-Effective Amendment #35
            Contract
(g)         Letter agreement incorporating the Tax Free Money           Post-Effective Amendment #35

            Market Fund into the Custodian Contract
(h)         Letter agreement incorporating the Small Cap, Active        Post-Effective Amendment #35
            International and Real Estate Equity Funds into the
            Custodian Contract
(i)         Letter agreement incorporating the Life Solutions Growth,   Post-Effective Amendment #41
            Balanced and Income and Growth Funds into the Custodian
            Contract

(j)         Letter agreement incorporating the Special Small Cap,       Exhibit 8(j)
            International Growth Opportunities and High Yield Bond
            Funds into the Custodian Contract
9(a)(i)     Transfer Agency and Service Agreement                       Post-Effective Amendment #35
(a)(ii)     Letter agreement incorporating the Yield Plus and Bond      Post-Effective Amendment #35
            Market Funds within the Transfer Agency and Service
            Agreement
(a)(iii)    Letter agreement incorporating the Us Treasury Money        Post-Effective Amendment #35
            Market and US Treasury Obligations Funds within the
            Transfer Agency and Service Agreement
(a)(iv)     Letter agreement incorporating the Growth and Income and    Post-Effective Amendment #35
            Intermediate Funds within the Transfer Agency and Service
            Agreement
(a)(v)      Letter agreement incorporating the Emerging markets and     Post-Effective Amendment #35
            Prime Money Market Funds within the Transfer Agency and
            Service Agreement
(a)(vi)     Letter agreement incorporating the Tax Free Money Market    Post-Effective Amendment #35
            Fund within the Transfer Agency and Service Agreement
(a)(vii)    Letter agreement incorporating the Small Cap, Active        Post-Effective Amendment #35
            International and Real Estate Equity Funds within the
            Transfer Agency and Service Agreement
(a)(viii)   Letter agreement incorporating the Life Solutions Growth,   Post-Effective Amendment #41
            Balanced and Income and Growth Funds within the Transfer
            Agency and Service Agreement

(a)(ix)     Letter agreement incorporating the Special Small Cap ,      Exhibit 9(a)(ix)
            International Growth Opportunities and High Yield Bond
            Funds within the Transfer Agency and Service Agreement

(b)(i)      Administration Agreement                                    Post-Effective Amendment #35
(b)(ii)     Letter agreement incorporating the Yield Plus and Bond      Post-Effective Amendment #35
            Market Funds within the Administration Agreement
(b)(iii)    Letter agreement incorporating the Us Treasury Money        Post-Effective Amendment #35
            Market and US Treasury Obligations Funds within the
            Administration Agreement
(b)(iv)     Letter agreement incorporating the Growth and Income and    Post-Effective Amendment #35
            Intermediate Funds within the Administration Agreement
(b)(v)      Letter agreement incorporating the Emerging Markets and     Post-Effective Amendment #35
            Prime Money Market Funds within the Administration
            Agreement
(b)(vi)     Letter agreement incorporating the Tax Free Money Market    Post-Effective Amendment #35
            Fund within the Administration Agreement
(b)(vii)    Letter agreement incorporating the Small Cap, Active        Post-Effective Amendment #35
            International and Real Estate Equity Funds within the

            Administration Agreement
(b)(viii)   Letter agreement incorporating the Life Solutions Growth,   Post-Effective Amendment #35
            Balanced and Income and Growth Funds within the
            Administration Agreement
(b)(ix)     Amendment No. 4 to the Administration Agreement between     Post-Effective Amendment #41
            Frank Russell Investment Management Company and SSgA Funds

(b)(x)      Letter agreement incorporating the Special Small Cap,       Exhibit 9(b)(x)
            International Growth Opportunities and High Yield Bond
            Funds within the Administration Agreement

10.         Opinion of Counsel
(a)         Relating to The Seven Seas Series Money Market Fund         Post-Effective Amendment #42
(b)         Relating to The Seven Seas Series US Government Money       Post-Effective Amendment #42
            Market Fund
(c)         Relating to The Seven Seas Series S&P 500 Index, S&P        Post-Effective Amendment #42
            Midcap Index, Matrix Equity, International European
            Index, International Pacific Index and Short Term
            Government Securities Funds
(d)         Relating to The Seven Seas Series Yield Plus and Bond       Post-Effective Amendment #42
            Market Funds
(e)         Relating to The Seven Seas Series US Treasury Money         Post-Effective Amendment #42
            Market and Treasury Obligations Funds
(f)         Relating to The Seven Seas Series Growth and Income and     Post-Effective Amendment #42
            Intermediate Funds
(g)         Relating to The Seven Seas Series Emerging Markets and      Post-Effective Amendment #42
            Prime Money Market Funds
(h)         Relating to Class A, Class B and Class C Shares of The      Post-Effective Amendment #42
            Seven Seas Series Money Market and US Government Money
            Market Funds
(i)         Relating to Class A, Class B and Class C Shares of The      Post-Effective Amendment #42
            Seven Seas Series Tax Free Money Market Funds
(j)         Relating to The Seven Seas Series Real Estate Equity Fund   Post-Effective Amendment #42
(k)         Relating to the SSgA Life Solutions Growth, Balanced and    Post-Effective Amendment #41
            Income and Growth Funds
(l)         Relating to the Special Small Cap, International Growth     Exhibit 10(l)
            Opportunities and High Yield Bond Funds

11.         Other Opinions:  Consent of Independent Accountants         None

12.         Financial Statements Omitted from Item 23                   None

13.         Letter of Investment Intent
(a)         The Seven Seas Series Money Market Fund                     Post-Effective Amendment #42
(b)         The Seven Seas Series US Government Money Market Fund       Post-Effective Amendment #42
(c)         The Seven Seas Series Government Securities, Index,         Post-Effective Amendment #42
            Midcap Index, Matrix, European Index and Pacific Index
            Funds
(d)         The Seven Seas Series Yield Plus and Bond Market Funds      Post-Effective Amendment #42
(e)         The Seven Seas Series US Treasury Money Market and          Post-Effective Amendment #42

            Treasury Obligations Funds
(f)         The Seven Seas Series Growth and Income and Intermediate    Post-Effective Amendment #42
            Funds
(g)         The Seven Seas Series Emerging Markets and Prime Money      Post-Effective Amendment #42
            Market Funds
(h)         Class B and C Shares of The Seven Seas Series Money         Post-Effective Amendment #42
            Market and US Government Money Market Funds
(i)         The Seven Seas Series Tax Free Money Market Fund (Class     Post-Effective Amendment #42
            A, B and C Shares)
(j)         The Seven Seas Series Active International Fund             Post-Effective Amendment #42
(k)         SSgA Life Solutions Growth, Balanced and Income and         Post-Effective Amendment #41
            Growth Funds

(l)         SSgA Special Small Cap, International Growth                Exhibit 13(l)
            Opportunities, Real Estate Equity and High Yield Bond
            Funds
14.         Prototype Retirement Plan                                   None

15.         Distribution Plans pursuant to Rule 12b-1
(a)         Plan of Distribution for the government Securities,         Post-Effective Amendment #35
            Index, Midcap Index, Matrix, European Index and Pacific
            Index Funds as approved by the Board of Trustees
(a)(i)      Addendum to the Plan of Distribution incorporating the      Post-Effective Amendment #35
            Yield Plus and Bond Market Funds into the Plan
(a)(ii)     Addendum to the Plan of Distribution incorporating the      Post-Effective Amendment #35
            Money Market and US Government Money Market Funds into
            the Plan (Class A Shares)
(a)(iii)    Addendum to the Plan of Distribution incorporating the Us   Post-Effective Amendment #35
            Treasury Money Market and US Treasury Obligations Funds
            into the Plan
(a)(iv)     Addendum to the Plan of Distribution incorporating the      Post-Effective Amendment #35
            Growth and Income and Intermediate Funds into the Plan
(a)(v)      Addendum to the Plan of Distribution incorporating the      Post-Effective Amendment #35
            Emerging Markets and Prime Money Market Funds into the
            Plan
(a)(vi)     Addendum to the Plan of Distribution incorporating the      Post-Effective Amendment #35
            Class A Shares of the Tax Free Money Market Fund into the
            Plan
(a)(vii)    Addendum to the Plan of Distribution incorporating the      Post-Effective Amendment #35
            Small Cap, Active International and Real Estate Equity
            Funds into the Plan
(a)(viii)   Addendum to the Plan of Distribution incorporating the      Post-Effective Amendment #41
            Life Solutions Growth, Balanced and Income and Growth
            Funds into the Plan
(a)(ix)     Addendum to the Plan of Distribution incorporating the      Exhibit 15(a)(ix)
            Special Small Cap, International Growth Opportunities and
            High Yield Bond Funds into the Plan
(b)         Plan of Distribution for the Money Market and US            Post-Effective Amendment #42
            Government Money Market Funds (Class B Shares) as
            approved by the Board of Trustees
(b)(i)      Addendum to the Plan of Distribution incorporating the      To be filed by amendment
            Class B Shares of the Tax Free Money Market Fund
(c)         Plan of Distribution for the Money Market and US            Post-Effective Amendment #42
            Government Money Market Funds (Class C Shares) as

            approved by the Board of Trustees
(c)(i)      Addendum to the Plan of Distribution incorporating the      To be filed by amendment
            Class C Shares of the Tax Free money Market Fund
(d)         Shareholder Servicing Agreement, by and between SSgA        Post-Effective Amendment #42
            Funds and State Street Bank and Trust Company
(d)(i)      Shareholder Servicing Agreement, by and between SSgA        Post-Effective Amendment #39
            Funds and State Street Brokerage Services, Inc.
(d)(ii)     Shareholder Servicing Agreement, by and between SSgA        Post-Effective Amendment #39
            Funds and State Street Bank and Trust Company,
            Metropolitan Division of Commercial Banking Services
(d)(iii)    Shareholder Servicing Agreement, by and between SSgA        Post-Effective Amendment #42
            Funds and State Street Bank and Trust Company Retirement
            Investment Services Division
(d)(iv)     Shareholder Servicing Agreement, by and between SSgA        Post-Effective Amendment #42
            Funds and State Street Solutions
(e)         Form of Agreement Pursuant to Rule 12b-1 Plan (relating     To be filed by amendment
            to Class B Shares) as approved by the Board of Trustees
(f)         Form of Agreement Pursuant to Rule 12b-1 Plan (relating     To be filed by amendment
            to Class C Shares) as approved by the Board of Trustees

16.         Computation of Fund Performance Quotation                   Post-Effective Amendment #42

17.         Financial Data Schedule                                     Post-Effective Amendment #42


Item 25.  Persons Controlled by or Under Common Control with Registrant
          None

Item 26.  Number of Holders of Securities

                                                             NUMBER OF RECORD
                                                              HOLDERS AS OF
                          TITLE OF CLASS:                     MARCH 30, 1998
          Shares of beneficial interest
          Par Value $0.001
          SSgA Funds--

          Money Market Fund
               Class A Shares                               2,276
               Class B Shares                                   1
               Class C Shares                                   1

          US Government Money Market Fund                     289
               Class A Shares
               Class B Shares                                   1
               Class C Shares                                   1

          Matrix Equity Fund                                  969

          Small Cap Fund                                    4,274

          S&P 500 Index Fund                                3,779

          Active International Fund                         1,084

          International Pacific Index Fund                      1

          Yield Plus Fund                                     373

          Bond Market Fund                                    439

          Growth and Income Fund                              684

          Intermediate Fund                                   225

          US Treasury Money Market Fund                        19

          US Treasury Obligations Fund                          1

          Prime Money Market Fund                             146

          Emerging Markets Fund                             3,057

          Tax Free Money Market Fund
               Class A Shares                                   54
               Class B Shares                                    1
               Class C Shares                                    1

          Real Estate Equity Fund                                1

          Life Solutions Growth Fund                             8

          Life Solutions Balanced Fund                           8

          Life Solutions Income and Growth Fund                  3

Item 27.  Indemnification

     Indemnification is provided to officers and Trustees of the Registrant pursuant to Section 6.4 of Article VI of Registrant's First Amended and Restated Master Trust Agreement, which reads as follows:

"Section 6.4 Indemnification of Trustees, Officers, etc. The Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [hereinafter referred to as "Covered Person"]) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise with which such person may be or may have been threatened, while in office or thereafter, or by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification."

     The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Investment Advisory Agreement or on the part of the Adviser, or for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the Adviser shall not be subject to liability to the Registrant or to any shareholder of the Registrant for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

     The Distribution Agreements relating to Class A, Class B and Class C Shares provide that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under the Distribution Agreement, the Distributor, its officers, directors and any controlling person (within the meaning of Section 15 of the 1933 Act) ("Distributor") shall be indemnified by the Registrant from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Distributor may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in said documents or necessary to make the statements not misleading.

Registrant provides the following undertaking:

         "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 28.  Business and Other Connections of Investment Adviser.

         The Investment Management Division of State Street Bank and Trust Company ("State Street") serves as adviser to the Registrant. State Street, a Massachusetts bank, currently manages large institutional accounts and collective investment funds. The business, profession, vocation or employment of a substantial nature which each director or officer of the investment adviser is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

        NAME                          CAPACITY WITH ADVISOR                    BUSINESS NAME AND ADDRESS
Tenley E. Albright, MD                     Director                         Chairman, Western Resources, Inc.
                                                                            Two Commonwealth Avenue
                                                                            Boston, MA 02116-3134

Joseph A. Baute                            Director                         Former Chairman and CEO,
                                                                            Markem Corporation
                                                                            515 East Surry Road
                                                                            Surry, NH 03431
I. MacAlister Booth                        Director                         Retired Chairman, President and CEO,
                                                                            Polaroid Corporation
                                                                            P.O. Box 428 - 68 Barnes Hill Road
                                                                            Concord, MA 01742

Marshall N. Carter                         Chairman and CEO                 State Street Bank and Trust Company
                                                                            225 Franklin Street - P.O. Box 351
                                                                            Boston, MA 02110


James I. Cash, Jr.                          Director                        The James E. Robison Professor of
                                                                            Business Administration, Harvard
                                                                            Business School (on sabbatical)
                                                                            c/o Stanford Graduate School of Business
                                                                            518 Memorial Way
                                                                            Stanford University
                                                                            Stanford, CA 94305-5015

Truman S. Casner                           Director                         Partner, Ropes & Gray
                                                                            One International Place - 37th Floor
                                                                            Boston, MA 02110

Nader F. Darehshori                        Director                         Chairman, President and CEO, Houghton
                                                                            Mifflin Company
                                                                            222 Berkeley - 5th Floor
                                                                            Boston, MA 02116-3764

Arthur L. Goldstein                        Director                         Chairman and CEO, Ionics, Inc.
                                                                            65 Grove Street
                                                                            P.O. Box 9131
                                                                            Watertown, MA 02272-9131
David P. Gruber                            Director                         President and CEO, Wyman-Gordon Company
                                                                            244 Worchester Street
                                                                            N. Grafton, MA 01536-8001


Charles F. Kaye                            Director                         President, Transportation Investments,
                                                                            Inc.
                                                                            101 Federal Street - Suite 1900
                                                                            Boston, MA 02110


John M. Kucharski                          Director                         Chairman and CEO, EG&G, Inc.
                                                                            45 William Street
                                                                            Wellesley, MA 02181

Charles R. LaMantia                        Director                         President and CEO, Arthur D. Little,
                                                                            Inc.
                                                                            25 Acorn Park
                                                                            Cambridge, MA 02140

David B. Perini                            Director                         Chairman and President, Perini
                                                                            Corporation
                                                                            73 Mt. Wayte Avenue
                                                                            Framingham, MA 01701

Dennis J. Picard                           Director                         Chairman and CEO, Raytheon Company
                                                                            141 Spring Street
                                                                            Lexington, MA 02173

Alfred Poe                                 Director                         Former President, Meal Enhancement
                                                                            Group, Campbell Soup Company
                                                                            Nine Hickory Drive
                                                                            Chester, NJ 07930

Bernard W. Reznicek                        Director                         President, Premier Group;
                                                                            Retired Chairman and CEO, Boston Edison
                                                                            Company
                                                                            1212 N. 96th Street
                                                                            Omaha, NE 68114-2274

David A. Spina                             President and Chief Operating    State Street Corporation
                                           Officer                          225 Franklin Street - P.O. Box 351
                                                                            Boston, MA 02110

Diana Chapman Walsh                        Director                         President, Wellesley College
                                                                            106 Central Street
                                                                            Wellesley, MA 02181

Robert E. Weissman                         Director                         Chairman and CEO, Cognizant Corporation
                                                                            200 Nyala Farms Road
                                                                            Westport, CT 06880




Item 29.       Principal Underwriters

     (a) Russell Fund Distributors, Inc., also acts as principal underwriter for Frank Russell Investment Company.

     (b) The directors and officers of Russell Fund Distributors, Inc., their principal business address, and positions and offices with the Registrant and Russell Fund Distributors, Inc. are set forth below:


  NAME AND PRINCIPAL BUSINESS
           ADDRESS*              POSITION AND OFFICES WITH UNDERWRITER       POSITION WITH REGISTRANT


Carla L. Anderson                Assistant Secretary                     Assistant Secretary


Lynn L. Anderson                 Director and CEO                        Trustee, Chairman of the Board,
                                                                         and President

Karl J. Ege                      Secretary and General Counsel           None

J. David Griswold                Associate General Counsel               Secretary
                                 and Assistant Secretary

Mary E. Hughs                    Assistant Secretary                     None

John C. James                    Assistant Secretary                     None

Randall P. Lert                  Director                                None

Gregory J. Lyons                 Assistant Secretary                     None

Eric A. Russell                  Director and President                  None

George W. Weber                  Director, Fund Administration and       Senior Vice President and Fund
                                 Operations                              Treasurer

*Address of all individuals:  909 A Street, Tacoma, Washington 98402

Item 30.       Location of Accounts and Records

      The Registrant's Administrator, Frank Russell Investment Management Company, 909 A Street, Tacoma, Washington 98402, will maintain the physical possession of the books and records required by subsection (b)(4) of Rule 31a-1 under the Investment Company Act of 1940. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's investment adviser, transfer agent, and custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110 and 1776 Heritage Drive, North Quincy, Massachusetts 02171.

Item 31.       Management Services

      Not applicable.

Item 32.       Undertakings

      (a)      Not applicable.

      (b) The Registrant hereby undertakes to file an amendment to the registration statement with certified financial statements which need not be certified within four to six months from the commencement date of each Fund.

      (c) The Registrant hereby undertakes to furnish to each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, The Registrant, the SSgA Funds, has duly caused this Post-Effective Amendment No. 45 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and had duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts, on the 28th day of April, 1998.



                                        By: /s/ Lynn L. Anderson
                                            --------------------
                                            Lynn L. Anderson, President,
                                            Treasurer and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities as indicated on April 28, 1998.


               Signature                          Title

      /s/ Lynn L. Anderson                     Trustee, President, Treasurer and
      --------------------                     Chairman of the Board
      Lynn L. Anderson

      /s/ George W. Weber                      Senior Vice President and
      -------------------                      Fund Treasurer
      George W. Weber

      /s/ Steven J. Mastrovich                 Trustee
      ------------------------
      Steven J. Mastrovich

      /s/ William L. Marshall                  Trustee
      -----------------------
      William L. Marshall

      /s/ Patrick J. Riley                     Trustee
      --------------------
      Patrick J. Riley

      /s/ Richard D. Shirk                     Trustee
      --------------------
      Richard D. Shirk

      /s/ Bruce D. Taber                       Trustee
      ------------------
      Bruce D. Taber

      /s/ Henry W. Todd                        Trustee
      -----------------
      Henry W. Todd

                                  EXHIBIT INDEX

                     NAME OF EXHIBIT                        EXHIBIT NUMBER
Letter agreement incorporating the SSgA Special Small       Exhibit 5(i)
Cap, International Growth Opportunities and High Yield
Bond Funds within the Investment Advisory Agreement


Letter agreement incorporating the SSgA Special Small       Exhibit 6(a)(viii)
Cap, International Growth Opportunities and High Yield
Bond Funds within the Distribution Agreement


Letter agreement incorporating the SSgA Special Small       Exhibit 8(j)
Cap, International Growth Opportunities and High Yield
Bond Funds into the Custodian Contract

Letter agreement incorporating the SSgA Special Small       Exhibit 9(a)(ix)
Cap, International Growth Opportunities and High Yield
Bond Funds within the Transfer Agency and Service
Agreement

Letter agreement incorporating the SSgA Special Small       Exhibit 9(b)(x)
Cap, International Growth Opportunities and High Yield
Bond Funds within the Administration Agreement

Opinion of Counsel relating to the Special Small, Cap       Exhibit 10(1)
International Growth Opportunities and High Yield Bond
Funds

Letter of Investment Intent relating to SSgA Special        Exhibit 13(l)
Small Cap, International Growth Opportunities, Real
Estate Equity and High Yield Bond Funds

Addendum to the Plan of Distribution incorporating the      Exhibit 15(a)(ix)
Special Small Cap, International Growth Opportunities and
High Yield Bond Funds into the Plan